UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HIRTLE CALLAGHAN TRUST

(Exact name of registrant as specified in charter)

FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, W. CONSHOHOCKEN, PA	19428
(Address of principal executive offices)	(Zip code)

BISYS FUND SERVICES 3435 STELZER RD. COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12 -14 of Regulation S-X [17 CFR 210.12-12 - 12 - 14]. The schedules need not be audited.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments - September 30, 2005 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.86%)
Institutional Capital Corp. (81.66%)
Banking (7.98%)
Bank of New York Co., Inc.	354,300	$10,419,963
BankAmerica Corp.	623,150	26,234,615
MBNA Corp.	263,150	6,484,016
Wells Fargo & Co.	294,000	17,219,580

		60,358,174

Beverages (2.94%)
Cadbury Schweppes PLC	227,400	9,262,002
Pepsico, Inc.	228,400	12,952,564

		22,214,566

Cable (1.89%)
Comcast Corp., Class - A (b)	485,755	14,271,482

Chemicals (2.16%)
BASF AG	216,500	16,324,100

Computer Software & Services (2.41%)
Microsoft Corp.	708,200	18,221,986

Computer Systems (4.22%)
Hewlett Packard Co.	411,000	12,001,200
International Business Machines Corp.	210,300	16,870,266
Lexmark International Group, Inc., Class - A (b)	49,550	3,025,028

		31,896,494

Conglomerates (2.85%)
Altria Group, Inc.	292,200	21,538,062

Electronic Components & Instruments (0.83%)
Agilent Technologies, Inc. (b)	190,750	6,247,063

Financial Services (8.55%)
CIT Group, Inc.	138,550	6,259,689
Citigroup, Inc.	642,964	29,267,721
Goldman Sachs Group, Inc.	105,550	12,832,769
J.P. Morgan Chase & Co.	478,400	16,232,112

		64,592,291

Hotels & Lodging (1.86%)
Cendant Corp.	682,400	14,084,736

Insurance (3.85%)
Aon Corp.	249,993	8,019,775
The St. Paul Travelers Cos., Inc.	470,716	21,121,027

		29,140,802

Manufacturing (2.86%)
Cooper Industries, Ltd., Class - A	92,050	6,364,337
Tyco International, Ltd.	548,550	15,277,118

		21,641,455

Multimedia (1.12%)
News Corp.	541,400	8,440,426

Oil & Gas (11.32%)
Conoco, Inc.	195,618	13,675,654
Exxon Mobil Corp.	365,950	23,252,463
Halliburton Co.	219,300	15,026,436
Marathon Oil Corp.	203,788	14,047,107

Occidental Petroleum Corp.	152,750	13,049,433
Weatherford International, Ltd.	94,700	6,502,102

		85,553,195

Pharmaceuticals (6.82%)
Abbott Laboratories	149,150	6,323,960
Eli Lilly & Co.	240,500	12,871,560
Novartis AG - ADR	319,050	16,271,550
Sanofi-Aventis - ADR	387,297	16,092,190

		51,559,260

Publishing & Printing (0.87%)
R.R. Donnelley & Sons Co.	178,460	6,615,512

Railroads (4.30%)
Canadian Pacific Railway, Ltd.	243,100	10,443,576
CSX Corp.	177,700	8,259,496
Norfolk Southern Corp.	340,450	13,808,652

		32,511,724

Restaurants (2.46%)
McDonald’s Corp.	556,550	18,638,860

Retail (3.76%)
Lowe’s Cos., Inc.	163,000	10,497,200
Sears Holdings Corp. (b)	44,000	5,474,480
Wal-Mart Stores, Inc.	284,350	12,460,217

		28,431,897

Telecommunications (5.90%)
BellSouth Corp.	814,850	21,430,555
Motorola, Inc.	299,900	6,624,791
Sprint Corp.	696,450	16,561,581

		44,616,927

Utilities (2.71%)
Dominion Resources, Inc.	60,900	5,245,926
Entergy Corp.	205,500	15,272,760

		20,518,686

		617,417,698

State Street Global Advisors (15.20%)
Advertising/Marketing (0.00%)
Interpublic Group of Cos., Inc. (b)	1,000	11,640
Lamar Advertising Co. (b)	299	13,563

		25,203

Aerospace/Defense (0.05%)
Alliant Techsystems, Inc. (b)	200	14,930
Northrop Grumman Corp.	6,640	360,884

		375,814

Airlines & Services (0.01%)
Southwest Airlines Co.	7,489	111,212

Auction House (0.00%)
Adesa, Inc.	1,551	34,277

Auto Parts (0.05%)
Autoliv, Inc.	1,512	65,772
BorgWarner, Inc.	700	39,522
Dana Corp.	2,595	24,419
Delphi Automotive Systems Corp.	8,701	24,015
Genuine Parts Co.	3,267	140,154
Lear Corp.	1,230	41,783
Paccar, Inc.	425	28,853
The Goodyear Tire & Rubber Co. (b)	1,400	21,826
TRW Automotive Holdings Corp. (b)	800	23,472

		409,816

Automobile Production (0.08%)
Ford Motor Co.	32,821	323,615
General Motors Corp., Class - H	8,691	266,032

		589,647

Banking (1.90%)
American Capital Strategies	1,900	69,654
AmSouth Bancorp.	6,697	169,166
Associated Banc-Corp.	2,385	72,695
Astoria Financial Corp.	1,851	48,903
Bank of America Corp.	74,927	3,154,427
Bank of Hawaii Corp.	915	45,036
Bank of New York Co., Inc.	14,361	422,357
BB&T Corp.	10,089	393,975
BOK Financial, Corp.	424	20,424
Capital One Financial Corp.	3,200	254,464
Capitol Federal Financial	400	13,688
CIT Group, Inc.	3,900	176,202
City National Corp.	784	54,951
Colonial BankGroup, Inc.	2,755	61,712
Comerica, Inc.	3,087	181,824
Commerce Bancorp, Inc.	300	9,207
Commerce Bancshares, Inc.	1,061	54,620
Compass Bancshares, Inc.	2,272	104,126
Cullen/Frost Bankers, Inc.	866	42,728
Fifth Third Bancorp	8,200	301,186
FirstMerit Corp.	1,520	40,721
Fulton Financial Corp.	3,101	51,942
Hibernia Corp.	2,936	88,197
Huntington Bancshares, Inc.	4,400	98,868
Independence Community Bank Corp.	1,631	55,601
International Bancshares Corp.	781	23,196
Janus Capital Group, Inc.	4,131	59,693
Jefferies Group, Inc.	1,000	43,550
KeyCorp	7,600	245,100
M & T Bank Corp.	1,436	151,800
Marshall & Ilsley Corp.	4,348	189,181
MBNA Corp.	23,700	583,968
Mellon Financial Corp.	7,325	234,180
Mercantile Bankshares Corp.	1,500	80,820
National City Corp.	10,647	356,036
North Fork Bancorp., Inc.	8,942	228,021
Northern Trust Corp.	1,557	78,706
PNC Bank Corp.	5,277	306,172
Popular, Inc.	4,920	119,162
Sky Financial Group, Inc.	1,800	50,598
Sovereign Bancorp, Inc.	6,750	148,770
SunTrust Banks, Inc.	6,697	465,107
TCF Financial Corp.	714	19,100
TD Banknorth, Inc.	1,545	46,566
U.S. Bancorp	34,249	961,712
UnionBanCal Corp.	1,003	69,929
Valley National Bancorp	1,924	44,060
Wachovia Corp.	29,406	1,399,432
Washington Federal, Inc.	1,660	37,450
Washington Mutual, Inc.	16,319	640,031
Webster Financial Corp.	1,000	44,960
Wells Fargo Co.	28,299	1,657,472
Whitney Holding Corp.	1,050	28,392
Wilmington Trust Corp.	1,341	48,879
Zions Bancorp	1,660	118,209

		14,466,926

Beverages (0.16%)
Anheuser-Busch Cos., Inc.	5,600	241,024
Brown-Forman Corp., Class - B	100	5,954

Coca-Cola Co.	14,544	628,156
Coca-Cola Enterprises, Inc.	5,600	109,200
Constellation Brands, Inc., Class - A (b)	2,560	66,560
Molson Coors Brewing Co., Class - B	920	58,889
Pepsi Bottling Group, Inc.	2,000	57,100
PepsiAmericas, Inc.	1,307	29,708

		1,196,591

Biotechnology (0.01%)
Charles River Laboratories International, Inc. (b)	700	30,534
Chiron Corp. (b)	100	4,362
Millenium Pharmaceuticals (b)	2,502	23,344

		58,240

Broadcasting (0.06%)
Clear Channel Communications, Inc.	6,853	225,396
Discovery Holding Co., Class - A (b)	3,184	45,977
Hearst - Argyle Television, Inc.	600	15,414
Liberty Global, Inc., Class - A (b)	2,447	66,265
Liberty Global, Inc., Series - C (b)	2,447	63,010
The DIRECTV Group, Inc. (b)	991	14,845
Univision Communications, Inc., Class - A (b)	1,940	51,468

		482,375

Business Services (0.03%)
Equifax, Inc.	700	24,458
Fair Issac Corp.	400	17,920
Hewitt Associates, Inc. (b)	300	8,184
Manpower, Inc.	1,247	55,354
Sabre Holdings Corp.	2,500	50,700
ServiceMaster Co.	2,000	27,080
The Brink’s Co.	300	12,318

		196,014

Cable (0.08%)
Comcast Corp., Class - A (b)	19,796	581,606

Casinos/Gaming (0.01%)
Harrah’s Entertainment, Inc.	1,283	83,639

Chemicals (0.25%)
Air Products & Chemicals, Inc.	3,821	210,690
Airgas, Inc.	1,000	29,630
Albemarle Corp.	600	22,620
Ashland, Inc.	1,152	63,636
Cabot Corp.	995	32,845
Celanese Corp., Series - A	800	13,800
Chemtura Corp.	2,800	34,776
Cytec Industries, Inc.	700	30,366
Dow Chemical Co.	949	39,545
E.I. Du Pont De Nemours & Co.	15,379	602,395
Eastman Chemical Co.	1,486	69,797
Engelhard Corp.	2,250	62,798
FMC Corp. (b)	700	40,054
Huntsman Corp. (b)	1,200	23,460
Lubrizol Corp.	1,219	52,819
Monsanto Co.	1,062	66,641
PPG Industries, Inc.	3,192	188,934
Praxair, Inc.	726	34,797
Rohm & Haas Co.	2,782	114,424
Sigma-Aldrich Corp.	1,175	75,271
The Mosaic Co. (b)	2,300	36,846
Valhi, Inc.	200	3,596
Valspar Corp.	1,832	40,964

		1,890,704

Clothing/Apparel (0.12%)
Burlington Industries, Inc.	7,200	585,504
Columbia Sportswear Co. (b)	200	9,280
Jones Apparel Group, Inc.	2,300	65,550
Liz Claiborne, Inc.	1,992	78,325
Polo Ralph Lauren Corp.	800	40,240
VF Corp.	1,600	92,752

		871,651

Computer Software & Services (0.17%)
Affiliated Computer Services, Inc. (b)	800	43,680
Applera Corp.	3,700	85,988
BEA Systems, Inc. (b)	5,800	52,084
BMC Software, Inc. (b)	2,517	53,109
Cadence Design Systems, Inc. (b)	2,600	42,016
Ceridian Corp. (b)	1,361	28,241
CheckFree Corp. (b)	400	15,128
Computer Associates International, Inc.	2,300	63,963
Computer Sciences Corp. (b)	3,657	173,012
Compuware Corp. (b)	3,710	35,245
Electronic Data Systems Corp.	7,325	164,373
NCR Corp. (b)	2,694	85,966
Novell, Inc. (b)	6,700	49,915
SanDisk Corp. (b)	800	38,600
Siebel Systems, Inc.	8,600	88,838
Sybase, Inc. (b)	1,600	37,472
Symantec Corp. (b)	7,270	164,738
Symbol Technologies, Inc.	600	5,808
Take-Two Interactive Software, Inc. (b)	200	4,418
The Reynolds & Reynolds Co., Class - A	1,000	27,410
Unisys Corp. (b)	5,969	39,634
WebMD Corp. (b)	1,176	13,030

		1,312,668

Computer Systems (0.28%)
Hewlett Packard Co.	54,015	1,577,238
Ingram Micro, Inc. (b)	1,000	18,540
International Business Machines Corp.	4,593	368,450
Sun Microsystems, Inc. (b)	26,000	101,920
Tech Data Corp. (b)	721	26,468

		2,092,616

Conglomerates (0.62%)
Altria Group, Inc.	23,050	1,699,015
Dover Corp.	1,200	48,948
General Electric Co.	47,812	1,609,829
Hawaiian Electric Industries, Inc.	1,500	41,820
Honeywell International, Inc.	15,957	598,387
IAC/Interactive Corp. (b)	1,657	42,005
ITT Industries, Inc.	151	17,154
Pentair, Inc.	310	11,315
Raytheon Co.	6,579	250,134
Sprectrum Brands, Inc. (b)	200	4,710
SPX Corp.	1,367	62,814
Teleflex, Inc.	649	45,755
Temple - Inland, Inc.	2,108	86,112
Textron, Inc.	1,697	121,709
W.W. Grainger, Inc.	1,200	75,504

		4,715,211

Construction Materials & Supplies (0.04%)
Carlisle Cos., Inc.	300	19,071
Lafarge Corp.	634	42,865
Louisiana-Pacific Corp.	2,100	58,149

Martin Marietta Materials, Inc.	137	10,749
Masco Corp.	1,705	52,309
RPM International, Inc.	2,188	40,259
Timken Co.	836	24,771
Vulcan Materials Co.	670	49,721

		297,894

Consumer Products & Services (0.02%)
Mattel, Inc.	6,700	111,756
The Scotts Co.	400	35,172

		146,928

Containers & Packaging (0.05%)
Avery Dennison Corp.	600	31,434
Ball Corp.	1,842	67,675
Bemis Co., Inc.	1,872	46,238
Owens - Illinois, Inc. (b)	2,688	55,427
Packaging Corp. of America	1,049	20,361
Pactiv Corp. (b)	2,324	40,716
Sealed Air Corp. (b)	1,000	47,460
Sonoco Products Co.	1,754	47,902

		357,213

Education Services (0.00%)
Laureate Education, Inc. (b)	100	4,897

Electronic Components & Instruments (0.24%)
Agilent Technologies, Inc. (b)	1,493	48,896
Arrow Electronics, Inc. (b)	2,160	67,738
Avnet, Inc. (b)	1,938	47,384
AVX Corp.	920	11,721
Diebold, Inc.	129	4,445
Eaton Corp.	2,000	127,100
Emerson Electric Co.	1,253	89,965
Energizer Holdings, Inc. (b)	251	14,232
Freescale Semiconductor, Inc., Class - B (b)	6,600	155,628
General Dynamics Corp.	3,787	452,735
Hubbell, Inc., Class - B	1,046	49,089
International Rectifier Corp. (b)	200	9,016
Intersil Holding Corp.	1,600	34,848
Johnson Controls, Inc.	2,942	182,551
Mettler-Toledo International, Inc. (b)	300	15,294
Micron Technology, Inc. (b)	5,200	69,160
Molex, Inc.	1,259	33,590
Parker-Hannifin Corp.	1,286	82,703
PerkinElmer, Inc.	1,000	20,370
Sanmina-SCI Corp. (b)	4,600	19,734
Scientific-Atlanta, Inc.	433	16,242
Solectron Corp. (b)	8,800	34,408
Synopsys, Inc. (b)	2,100	39,690
Tektronix, Inc.	1,130	28,510
Teradyne, Inc. (b)	1,000	16,500
Thermo Electron Corp. (b)	1,800	55,620
Thomas & Betts Corp. (b)	600	20,646
Vishay Intertechnology, Inc. (b)	2,955	35,312

		1,783,127

Entertainment (0.09%)
The Walt Disney Co.	29,025	700,373
Warner Music Group Corp. (b)	600	11,106

		711,479

Financial Services (1.92%)
A.G. Edwards, Inc.	1,420	62,210
Allied Capital Corp.	2,530	72,434
Ambac Financial Group, Inc.	1,610	116,017
Americredit Corp. (b)	1,508	35,996

Ameritrade Holding Corp. (b)	2,900	62,292
Bear Stearns Cos., Inc.	2,100	230,475
CapitalSource, Inc. (b)	300	6,540
Citigroup, Inc.	96,885	4,410,204
Convergys Corp. (b)	2,700	38,799
Countrywide Credit Industries, Inc.	10,154	334,879
Deluxe Corp.	900	36,144
Downey Financial Corp.	400	24,360
E*TRADE Group, Inc. (b)	6,800	119,680
Fannie Mae	18,100	811,242
Federated Investors, Inc.	100	3,323
First Horizon National Corp.	2,400	87,240
Freddie Mac	12,837	724,777
Friedman, Billings, Ramsey Group, Inc.	2,500	25,475
Golden West Financial Corp.	2,722	161,660
Goldman Sachs Group, Inc.	6,636	806,805
Hartford Financial Services Group, Inc.	5,519	425,901
IndyMac Mortgage Holdings, Inc.	494	19,553
Instinet Group, Inc.	2,300	11,431
Interactive Data Corp.	300	6,795
iStar Financial, Inc.	2,085	84,297
J.P. Morgan Chase & Co.	65,540	2,223,772
Lehman Brothers Holdings, Inc.	5,213	607,210
Merrill Lynch & Co., Inc.	17,595	1,079,453
MGIC Investment Corp.	1,724	110,681
Morgan Stanley	18,486	997,135
Nationwide Financial Services, Inc.	1,000	40,050
New Century Financial Corp.	400	14,508
New York Community Bancorp	5,049	82,804
Principal Financial Group	5,497	260,393
Providian Financial Corp. (b)	4,600	81,328
Raymond James Financial, Inc.	1,225	39,347
Regions Financial Corp.	8,577	266,916
South Financial Group, Inc.	1,400	37,576
Westcorp	300	17,670
WFS Financial, Inc. (b)	100	6,719

		14,584,091

Food - Retail (0.10%)
Albertson’s, Inc.	6,800	174,420
Kroger Co. (b)	13,652	281,095
Safeway, Inc.	8,400	215,040
Supervalu, Inc.	2,493	77,582

		748,137

Food Processing (0.24%)
Archer-Daniels-Midland Co.	12,245	301,961
Campbell Soup Co.	2,181	64,885
ConAgra Foods, Inc.	9,791	242,327
Dean Foods Co. (b)	2,750	106,865
Del Monte Foods Co. (b)	3,700	39,701
General Mills, Inc.	5,199	250,592
H.J. Heinz Co.	2,937	107,318
Hormel Foods Corp.	1,409	46,483
J.M. Smucker Co.	900	43,686
Kellogg Co.	1,500	69,195
Kraft Foods, Inc.	4,628	141,571
McCormick & Co., Inc.	848	27,670
Pilgrim’s Pride Corp.	200	7,280
Sara Lee Corp.	9,255	175,382
Smithfield Foods, Inc. (b)	1,574	46,716
The Hershey Co.	200	11,262
TreeHouse Foods, Inc. (b)	510	13,709

Tyson Foods, Inc., Class - A	4,618	83,355

		1,779,958

Funeral Services (0.01%)
Service Corp. International	6,040	50,072

Furniture & Fixtures (0.02%)
Hillenbrand Industry, Inc.	727	34,205
Leggett & Platt, Inc.	2,440	49,288
Mohawk Industries, Inc. (b)	772	61,953

		145,446

Health Care (0.13%)
Community Health Systems, Inc. (b)	400	15,524
Health Management Associates, Inc., Class - A	500	11,735
Health Net, Inc. (b)	800	37,856
Humana, Inc. (b)	756	36,197
McKesson Corp.	3,440	163,228
Medco Health Solutions, Inc. (b)	1,526	83,671
Omnicare, Inc.	1,376	77,372
Sierra Health Services, Inc. (b)	100	6,887
Tenet Healthcare Corp. (b)	7,700	86,471
Triad Hospitals, Inc. (b)	925	41,875
Universal Health Services, Inc.	300	14,289
Wellchoice, Inc. (b)	100	7,590
WellPoint, Inc. (b)	5,468	414,584

		997,279

Homebuilding / Development (0.07%)
Beazer Homes USA, Inc.	400	23,468
Centex Corp.	1,100	71,038
D. R. Horton, Inc.	1,472	53,316
KB Home	300	21,960
Lennar Corp.	1,048	62,628
MDC Holdings, Inc.	269	21,221
Meritage Homes Corp. (b)	400	30,664
Pulte Homes, Inc.	3,968	170,307
Standard Pacific Corp.	1,100	45,661

		500,263

Hotels & Lodging (0.06%)
Cendant Corp.	17,562	362,480
Starwood Hotels & Resorts Worldwide, Inc.	1,497	85,583

		448,063

Household Products & Appliances (0.07%)
Alberto-Culver Co., Class - B	1,018	45,556
Clorox Co.	2,887	160,343
Colgate-Palmolive Co.	2,600	137,254
Newell Rubbermaid, Inc.	4,130	93,545
Whirlpool Corp.	1,190	90,166

		526,864

Insurance (0.98%)
Aetna, Inc.	1,132	97,510
AFLAC, Inc.	1,923	87,112
Alleghany Corp. (b)	116	35,496
Allmerica Financial Corp. (b)	900	37,026
Allstate Corp.	12,385	684,767
American Financial Group, Inc.	909	30,842
American International Group, Inc.	30,025	1,860,348
American National Insurance Co.	200	23,824
AmerUs Group Co.	700	40,159
Aon Corp.	5,983	191,935
Arthur J. Gallagher & Co.	300	8,643
Assurant, Inc.	2,100	79,926
Chubb Corp.	3,675	329,096

Cigna Corp.	2,463	290,289
Cincinnati Financial Corp.	3,317	138,949
CNA Financial Corp. (b)	500	14,935
Conseco, Inc. (b)	2,700	56,997
Erie Indemnity, Inc.	600	31,650
Fidelity National Financial, Inc.	3,057	136,098
First American Financial Corp.	1,500	68,505
Genworth Financial, Inc.	4,200	135,408
HCC Insurance Holdings, Inc.	1,006	28,701
Jefferson-Pilot Corp.	2,555	130,739
Leucadia National Corp.	1,449	62,452
Lincoln National Corp.	3,167	164,747
Loews Corp.	2,796	258,378
Markel Corp. (b)	79	26,110
Marsh & McLennan Cos., Inc.	9,900	300,861
MBIA, Inc.	2,356	142,821
Mercury General Corp.	500	29,995
MetLife, Inc.	7,731	385,236
Old Republic International Corp.	3,348	89,291
PacifiCare Health Systems, Inc. (b)	700	55,846
Philadelphia Consolidated Holding Corp. (b)	100	8,490
PMI Group, Inc.	1,666	66,423
Progressive Corp.	300	31,431
Protective Life Corp.	1,231	50,693
Radian Group, Inc.	1,580	83,898
Reinsurance Group of America, Inc.	500	22,350
SAFECO Corp.	2,400	128,112
St. Paul Cos., Inc.	12,611	565,856
StanCorp Financial Group, Inc.	500	42,100
The Commerce Group, Inc.	500	29,010
Torchmark Corp.	1,970	104,075
Transatlantic Holdings, Inc.	427	24,339
Unitrin, Inc.	469	22,259
UnumProvident Corp.	5,495	112,648
W.R. Berkley	1,737	68,577
Wesco Financial Corp.	47	16,079

		7,431,032

Machinery, Tools & Engineering (0.08%)
Black & Decker Corp.	700	57,463
Cummins, Inc.	400	35,196
Deere & Co.	4,134	253,001
IDEX Corp.	200	8,510
Illinois Tool Works, Inc.	334	27,498
Jacobs Engineering Group, Inc. (b)	200	13,480
Novellus Systems	1,100	27,588
Pall Corp.	2,060	56,650
Snap-On, Inc.	1,021	36,879
Stanley Works	500	23,340
Terex Corp. (b)	900	44,487

		584,092

Manufacturing (0.01%)
AptarGroup, Inc.	600	29,886
Harsco Corp.	100	6,557
Roper Industries, Inc.	200	7,858
USG Corp. (b)	700	48,104

		92,405

Media (0.38%)
Liberty Media Corp., Class - A (b)	33,347	268,443
News Corp., Class - A	25,828	402,659
Time Warner, Inc.	80,902	1,465,135
Viacom, Inc., Class - B (b)	21,795	719,453

Westwood One, Inc.	1,100	21,879

		2,877,569

Medical Equipment & Supplies (0.06%)
Bausch & Lomb, Inc.	77	6,212
Biogen Idec, Inc. (b)	3,500	138,180
Cardinal Health, Inc.	2,800	177,632
Fisher Scientific International, Inc. (b)	1,100	68,255
Invitrogen Corp. (b)	500	37,615
The Cooper Companies, Inc.	200	15,322

		443,216

Metals (0.17%)
Alcoa, Inc.	16,138	394,091
Newmont Mining Corp.	7,600	358,492
Nucor Corp.	3,000	176,970
Phelps Dodge Corp.	900	116,937
Precision Castparts Corp.	1,670	88,677
Rowan Companies, Inc.	860	30,521
United States Steel Corp.	2,052	86,902

		1,252,590

Office Equipment (0.05%)
Pitney Bowes, Inc.	2,070	86,402
Steelcase, Inc.	810	11,713
Xerox Corp. (b)	17,800	242,969

		341,084

Oil & Gas (2.26%)
AGL Resources, Inc.	1,500	55,665
Amerada Hess Corp.	1,440	198,000
Anadarko Petroleum Corp.	4,400	421,300
Apache Corp.	6,090	458,090
Atmos Energy Corp.	1,400	39,550
Chesapeake Energy Corp.	3,600	137,700
ChevronTexaco Corp.	42,274	2,736,395
ConocoPhillips	25,986	1,816,681
CONSOL Energy, Inc.	500	38,135
Cooper Cameron Corp. (b)	200	14,786
Devon Energy Corp.	8,816	605,130
Energen Corp.	1,300	56,238
ENSCO International, Inc.	787	36,666
Equitable Resources, Inc.	148	5,781
Exxon Mobil Corp.	118,575	7,534,255
Forest Oil Corp. (b)	1,000	52,100
Helmerich & Payne, Inc.	300	18,117
Kerr-McGee Corp.	2,133	207,136
Lyondell Chemical Co.	3,723	106,552
Marathon Oil Corp.	6,712	462,658
MDU Resources Group, Inc.	2,194	78,216
National-Oilwell, Inc. (b)	1,287	84,685
Newfield Exploration Co. (b)	578	28,380
Noble Energy, Inc.	2,860	134,134
Occidental Petroleum Corp.	7,391	631,413
ONEOK, Inc.	1,800	61,236
Pioneer Natural Resources Co.	2,500	137,300
Pogo Producing Co.	1,156	68,135
Pride International, Inc. (b)	1,270	36,208
Southern Union Co. (b)	1,680	43,294
Sunoco, Inc.	566	44,261
Tesoro Corp.	500	33,620
UGI Corp.	2,000	56,300
Valero Energy Corp.	5,559	628,501
Vectren Corp.	1,403	39,775
Vintage Petroleum, Inc.	1,000	45,660

Western Gas Resources, Inc.	100	5,123

		17,157,176

Paper Products (0.16%)
Georgia-Pacific Corp.	4,760	162,126
International Paper Co.	9,184	273,683
Kimberly-Clark Corp.	4,913	292,470
MeadWestvaco Corp.	3,793	104,763
Rayonier, Inc.	875	50,418
Smurfit-Stone Container Corp. (b)	4,800	49,728
Weyerhaeuser Co.	4,562	313,637

		1,246,825

Pharmaceuticals (0.81%)
Abbott Laboratories	3,700	156,880
AmerisourceBergen Corp.	1,907	147,411
Bristol-Myers Squibb Co.	21,543	518,325
Caremark Rx, Inc. (b)	900	44,937
Eli Lilly & Co.	1,200	64,224
Hospira, Inc. (b)	1,500	61,455
King Pharmaceuticals, Inc. (b)	4,600	70,748
Merck & Co., Inc.	31,609	860,081
Mylan Laboratories, Inc.	3,400	65,484
Pfizer, Inc.	138,500	3,458,344
Watson Pharmaceuticals, Inc. (b)	1,978	72,415
Wyeth	12,600	583,002

		6,103,306

Photography/Imaging Technology (0.02%)
Eastman Kodak Co.	5,230	127,246

Publishing & Printing (0.12%)
Belo (A.H.) Corp.	1,700	38,862
Gannett Co., Inc.	4,587	315,722
Knight-Ridder, Inc.	1,364	80,040
Lee Enterprises, Inc.	808	34,324
McClatchy Co., Class - A	364	23,744
New York Times Co., Class - A	2,738	81,456
R.R. Donnelley & Sons Co.	4,022	149,096
Tribune Co.	4,444	150,606

		873,850

Railroads (0.16%)
Burlington Northern Santa Fe Corp.	7,030	420,395
CSX Corp.	3,955	183,828
Norfolk Southern Corp.	6,480	262,829
Union Pacific Corp.	4,849	347,673

		1,214,725

Real Estate (0.05%)
AMB Property Corp.	1,501	67,395
Kimco Realty Corp.	3,726	117,071
Plum Creek Timber Co., Inc.	3,403	129,007
Ryland Group, Inc.	200	13,684
Trizec Properties	1,760	40,586

		367,743

Real Estate Investment Trusts (0.42%)
American Financial Realty Trust	2,200	31,240
Annaly Mortgage Management, Inc.	2,152	27,868
Apartment Investment & Management Co.	1,704	66,081
Archstone-Smith Trust	3,800	151,506
Arden Realty, Inc.	1,211	49,857
AvalonBay Communities, Inc.	1,400	119,980
Boston Properties, Inc.	2,066	146,479
BRE Properties, Class - A	958	42,631
Camden Property Trust	900	50,175

CarrAmerica Realty Corp.	1,000	35,950
CBL & Associates Properties, Inc.	800	32,792
Centerpoint Properties Corp.	800	35,840
Crescent Real Estate Equities Co.	1,306	26,786
Developers Diversified Realty Corp.	2,016	94,147
Duke Realty Corp.	2,700	91,476
Equity Office Properties Trust	7,530	246,307
Equity Residential Properties Trust	5,271	199,507
Essex Property Trust, Inc.	400	36,000
Federal Realty Investment Trust	600	36,558
General Growth Properties, Inc.	1,599	71,843
Health Care Property Investors, Inc.	2,496	67,367
Health Care REIT, Inc.	1,100	40,799
Healthcare Realty Trust, Inc.	800	32,112
Hospitality Properties Trust	1,350	57,861
Host Marriott Corp.	6,449	108,988
HRPT Properties Trust	3,900	48,399
Liberty Property Trust	1,613	68,617
Macerich Co.	800	51,952
Mack-Cali Realty Corp.	1,167	52,445
New Plan Excel Realty Trust	1,803	41,379
Pan Pacific Retail Properties, Inc.	800	52,720
ProLogis Trust	4,042	179,110
Public Storage, Inc.	300	20,100
Realty Income Corp.	1,400	33,474
Reckson Associates Realty Corp.	1,600	55,280
Regency Centers Corp.	1,200	68,940
Shurgard Storage Centers, Class - A	900	50,283
Simon Property Group, Inc.	2,017	149,500
SL Green Realty Corp.	700	47,726
Thornburg Mortgage, Inc.	1,900	47,614
United Dominion Realty Trust, Inc.	1,374	32,564
Vornado Realty Trust	2,200	190,564
Weingarten Realty Investors	1,550	58,668

		3,149,485

Recreation (0.02%)
Brunswick Corp.	463	17,469
Expedia, Inc. (b)	1,657	32,825
Hasbro, Inc.	2,759	54,215
International Speedway Corp.	600	31,482

		135,991

Restaurants (0.11%)
CBRL Group, Inc.	400	13,464
McDonald’s Corp.	23,626	791,235
Outback Steakhouse, Inc.	60	2,196
Wendy’s International, Inc.	982	44,337

		851,232

Retail (0.22%)
American Greetings Corp., Class - A	1,100	30,140
AnnTaylor Stores Corp. (b)	700	18,585
AutoNation, Inc. (b)	3,310	66,101
Barnes & Noble, Inc.	800	30,160
BJ’s Wholesale Club, Inc. (b)	1,300	36,140
Borders Group, Inc.	1,261	27,956
Circuit City Stores, Inc.	1,927	33,067
Claire’s Stores, Inc.	200	4,826
Costco Wholesale Cos. (b)	5,553	239,279
Dillards, Inc., Class - A	1,100	22,968
Dollar Tree Stores, Inc. (b)	600	12,990
Family Dollar Stores, Inc.	700	13,909
Federated Department Stores, Inc.	4,860	324,987

Foot Locker, Inc.	1,474	32,340
J.C. Penney Co.	2,899	137,471
Nieman Marcus Group, Inc., Class - A	668	66,767
Office Depot, Inc. (b)	5,962	177,071
Officemax, Inc.	1,604	50,799
Reebok International, Ltd.	762	43,106
Rent-A-Center, Inc. (b)	400	7,724
Rite Aid Corp. (b)	9,100	35,308
Saks, Inc. (b)	2,071	38,314
Sears Holding Corp. (b)	957	119,070
Tiffany & Co.	1,700	67,609

		1,636,687

Semiconductors (0.02%)
Advanced Micro Devices, Inc. (b)	3,449	86,915
LSI Logic Corp. (b)	4,572	45,034

		131,949

Telecommunications (0.97%)
ADC Telecommunications, Inc. (b)	2,028	46,360
Alltel Corp.	5,598	364,486
American Tower Corp. (b)	400	9,980
Andrew Corp. (b)	2,100	23,415
AT&T Corp.	14,863	294,287
Avaya, Inc. (b)	2,400	24,720
BellSouth Corp.	34,162	898,461
CenturyTel, Inc.	2,476	86,610
Citizens Communications Co.	6,460	87,533
Comverse Technology, Inc. (b)	400	10,508
Crown Castle International Corp. (b)	1,700	41,871
Harris Corp.	402	16,804
JDS Uniphase Corp. (b)	12,100	26,862
Juniper Networks, Inc. (b)	2,900	68,991
L-3 Communications Holdings, Inc.	900	71,163
Lucent Technologies, Inc. (b)	82,425	267,881
MCI, Inc.	5,200	131,924
McLeodUSA, Inc. (b)	12,900	0
Motorola, Inc.	9,200	203,228
NTL, Inc. (b)	1,364	91,115
PanAmSat Holding Corp.	500	12,100
Qwest Communications International, Inc. (b)	27,900	114,390
SBC Communications, Inc.	61,576	1,475,977
Sprint Corp.	42,909	1,020,376
Telephone & Data Systems, Inc.	1,726	67,314
Telewest Global, Inc. (b)	4,600	105,570
Tellabs, Inc. (b)	8,589	90,356
U.S. Cellular Corp. (b)	157	8,387
Verizon Communications, Inc.	51,595	1,686,641

		7,347,310

Tobacco (0.03%)
Carolina Group	1,200	47,556
Reynolds American, Inc.	1,551	128,764
UST, Inc.	1,445	60,488

		236,808

Transportation (0.03%)
Alexander & Baldwin, Inc.	800	42,592
Laidlaw International, Inc.	1,800	43,506
Overseas Shipholding Group, Inc.	500	29,165
Ryder Systems, Inc.	687	23,509
Swift Transportation Co., Inc. (b)	400	7,080
Tidewater, Inc.	766	37,281
Yellow Roadway Corp. (b)	1,000	41,420

		224,553

Utilities (1.09%)
Allegheny Energy, Inc. (b)	3,100	95,232
Alliant Energy Corp.	2,071	60,328
Ameren Corp.	3,590	192,029
American Electric Power, Inc.	7,110	282,267
Aqua America, Inc.	1,662	63,189
Arch Coal, Inc.	800	54,000
Centerpoint Energy, Inc.	5,847	86,945
Cinergy Corp.	3,627	161,075
CMS Energy Corp. (b)	4,200	69,090
Consolidated Edison, Inc.	4,488	217,892
Constellation Energy Group, Inc.	3,333	205,313
Detroit Edison Co.	3,167	145,239
Dominion Resources, Inc.	6,338	545,954
DPL, Inc.	2,342	65,108
Duke Power Co., Inc.	17,294	504,466
Dynegy, Inc. (b)	5,412	25,491
Edison International	6,026	284,909
El Paso Energy Corp.	11,815	164,229
Energy East Corp.	2,633	66,325
Entergy Corp.	3,994	296,834
Exelon Corp.	12,450	665,327
FirstEnergy Corp.	6,150	320,538
Florida Power & Light, Inc.	7,308	347,861
Great Plains Energy, Inc.	1,400	41,874
KeySpan Corp.	3,190	117,328
Kinder Morgan, Inc.	151	14,520
National Fuel Gas Co.	1,500	51,300
NiSource, Inc.	5,112	123,966
Northeast Utilities	2,298	45,845
NRG Energy, Inc. (b)	1,600	68,160
NSTAR	1,938	56,047
OGE Energy Corp.	1,607	45,157
Pepco Holdings, Inc.	3,583	83,376
PG&E Corp.	6,900	270,825
Piedmont Natural Gas Co., Inc.	1,300	32,721
Pinnacle West Capital Corp.	1,798	79,256
PNM Resources, Inc.	1,300	37,271
PPL Corp.	7,016	226,827
Progress Energy, Inc.	4,570	204,508
Progress Energy, Inc. - CVO (b)	2,700	0
Public Service Enterprise Group, Inc.	4,449	286,338
Puget Energy, Inc.	1,883	44,213
Questar Corp.	1,168	102,924
Reliant Resources, Inc. (b)	5,564	85,908
SCANA Corp.	2,098	88,620
Sempra Energy	4,717	221,982
Southern Co.	13,802	493,560
Teco Energy, Inc.	3,900	70,278
Westar Energy, Inc.	1,500	36,195
Williams Cos., Inc.	4,411	110,496
Wisconsin Energy Corp.	2,210	88,223
WPS Resources Corp.	700	40,460
Xcel Energy, Inc.	7,370	144,526

		8,232,345

Waste Disposal (0.04%)
Allied Waste Industries, Inc. (b)	2,940	24,843
Republic Services, Inc.	2,557	90,237
Waste Management, Inc.	7,661	219,181

		334,261

		114,969,401

Total Common Stocks (Cost $612,091,028)		732,387,099

Commercial Paper (2.92%)
Institutional Capital Corp. (2.92%)
United Parcel Service, 3.53%, 10/3/05	22,100,000	22,100,000

Total Commercial Paper (Cost $22,095,666)		22,100,000

Short-Term Investments (0.39%)
State Street Global Advisors (0.39%)
Money Market Mutual Fund (0.39%)
Alliance Money Market Fund Prime Portfolio, 3.69%	2,973,415	2,973,415

Total Short-Term Investments (Cost $2,973,415)		2,973,415

Time Deposit (0.07%)
Institutional Capital Corp. (0.07%)
Eurodollar Time Deposit, 1.00%, 10/3/05	527,106	527,106

Total Time Deposit (Cost $527,106)		527,106

Treasury Bills (0.05%)
State Street Global Advisors (0.05%)
U.S. Treasury Bills, 3.41%, 12/8/05 * (c)	405,000	402,594

Total Treasury Bills (Cost $402,422)		402,594

Total Investments (Cost $638,089,637) (a) - 100.29%		758,390,214
Liabilities in excess of other assets - (0.29)%		(2,216,811)

Net Assets - 100.00%		$756,173,403

Percentages indicated are based on net assets of $756,173,403.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,949,049. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$125,956,122
Unrealized depreciation	(10,604,595)

Net unrealized appreciation	$115,351,527

(b)	Represents non-income producing securities.

(c)	Collateral on futures.

*	Rate disclosed represents yield effective at purchase.

ADR – American Depository Receipt

CVO – Contingent Value Obligation

See accompanying notes to Schedule of Investments.

Futures

SSGA Funds Management, Inc.

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
29	S&P 500 E-mini Future	$1,789,663	December-05	$(6,830)
3	S&P 400 Midcap E-mini Future	$216,210	December-05	$(1,321)
2	Russell 1000 Future	$671,450	December-05	$(6,564)
2	Russell 1000 Value Future	$683,200	December-05	$186

	Total Unrealized Loss			$(14,529)

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments - September 30, 2005 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks - 97.88%
Jennison Associates LLC - 50.81%
Apparel - 1.42%
Coach, Inc. (b)	226,300	$7,096,768
NIKE, Inc., Class - B	97,300	7,947,464

		15,044,232

Biotechnology - 3.50%
Amgen, Inc. (b)	150,200	11,966,434
Genentech, Inc. (b)	204,100	17,187,261
Gilead Sciences, Inc. (b)	163,800	7,986,888

		37,140,583

Capital Markets - 1.71%
Goldman Sachs Group, Inc.	50,600	6,151,948
Lehman Brothers Holdings, Inc.	27,700	3,226,496
Merrill Lynch & Co.	143,800	8,822,130

		18,200,574

Communications Equipment - 2.08%
Cisco Systems, Inc. (b)	350,100	6,277,293
Nokia Corp. - ADR	230,900	3,904,519
QUALCOMM, Inc.	266,200	11,912,450

		22,094,262

Computer Hardware - 0.94%
Apple Computer, Inc. (b)	186,700	10,008,987

Computer Services - 3.63%
Google, Inc., Class - A (b)	79,900	25,285,154
Yahoo!, Inc. (b)	394,000	13,332,960

		38,618,114

Computer Software - 0.91%
Adobe Systems, Inc.	325,100	9,704,235

Computer Systems/Peripherals - 1.46%
Amazon.com, Inc. (b)	58,600	2,654,580
Dell, Inc. (b)	215,600	7,373,520
EMC Corp./MASS (b)	423,200	5,476,208

		15,504,308

Consumer Finance - 1.27%
American Express Co.	235,000	13,498,400

Consumer Products - 0.64%
The Gillette Co.	117,500	6,838,500

Diversified Financial Services - 0.55%
J.P. Morgan Chase & Co.	172,700	5,859,711

Electronic Components & Instruments - 0.67%
Agilent Technologies (b)	217,200	7,113,300

Electronic Equipment & Instruments - 0.13%
LG. Philips LCD Co., Ltd. - ADR (b)	66,200	1,361,072

Energy Equipment & Services - 1.52%
Schlumberger, Ltd.	191,700	16,175,646

Financial Services - 0.98%
Charles Schwab Corp.	724,700	10,457,421

Food & Beverages - 2.47%
Cadbury Schweppes PLC - ADR	179,300	7,302,889
PepsiCo, Inc.	126,000	7,145,460
Whole Foods Market, Inc.	87,700	11,791,265

		26,239,614

Health Care Equipment & Supplies - 1.64%
Alcon, Inc.	77,900	9,961,852
St. Jude Medical, Inc. (b)	158,600	7,422,480

		17,384,332

Health Care Providers & Services - 2.39%
Caremark Rx, Inc. (b)	177,200	8,847,596
Unitedhealth Group, Inc.	158,200	8,890,840
Wellpoint, Inc. (b)	101,300	7,680,566

		25,419,002

Hotels, Restaurants & Leisure - 0.21%
Starbucks Corp. (b)	45,000	2,254,500

Household Products - 0.72%
Procter & Gamble Co.	129,400	7,694,124

Industrial Conglomerates - 1.59%
General Electric Co.	501,000	16,868,670

Insurance - 1.09%
American International Group, Inc.	88,200	5,464,872
CIGNA Corp.	52,300	6,164,078

		11,628,950

Internet & Catalog Retail - 1.82%
eBay, Inc. (b)	468,900	19,318,680

Multiline Retail - 1.77%
Federated Department Stores, Inc.	103,400	6,914,358
Target Corp.	228,100	11,845,233

		18,759,591

Oil & Gas - 0.72%
Suncor Energy, Inc.	125,700	7,608,621

Personal Products - 0.32%
Estee Lauder Cos., Inc., Class - A	96,500	3,361,095

Pharmaceuticals - 3.70%
Eli Lilly & Co.	134,800	7,214,496
Novartis AG - ADR	218,300	11,133,300
Roche Holdings AG - ADR	201,200	14,029,777
Sanofi-Aventis - ADR	165,000	6,855,750

		39,233,323

Retail - Specialty - 2.10%
Chico’s FAS, Inc. (b)	294,500	10,837,600
Lowe’s Cos., Inc.	100,700	6,485,080
PETsMART, Inc.	12,800	278,784
Williams-Sonoma, Inc. (b)	123,500	4,736,225

		22,337,689

Semiconductors & Semiconductor Equipment - 5.14%
Applied Materials, Inc.	507,400	8,605,504
Intel Corp.	371,500	9,157,475
MARVELL Technology Group, Ltd. (b)	283,400	13,067,574
Maxim Integrated Products, Inc.	229,300	9,779,645
Texas Instruments, Inc.	409,300	13,875,269

		54,485,467

Software - 2.99%
Electronic Arts, Inc. (b)	167,500	9,529,075
Mercury Interactive Corp. (b)	102,600	4,062,960
Microsoft Corp.	262,700	6,759,271
NAVTEQ (b)	101,900	5,089,905
SAP AG - ADR	146,700	6,356,511

		31,797,722

Telecommunications - 0.73%
Sprint Nextel Corp.	325,479	7,739,891

		539,750,616

SSgA Funds Management, Inc. - 47.07%
Advertising - 0.20%
Interpublic Group of Cos., Inc. (b)	29,006	337,630
Lamar Advertising Co. (b)	5,616	254,742
Monster Worldwide, Inc. (b)	8,211	252,160
Omnicom Group, Inc.	14,819	1,239,312

		2,083,844

Aerospace/Defense - 0.76%
Alliant Techsystems, Inc. (b)	2,142	159,900
Boeing Co.	66,399	4,511,812
FLIR Systems, Inc. (b)	5,000	147,900
Goodrich Corp.	9,500	421,230
Lockheed Martin Corp.	29,600	1,806,784
Precision Castparts Corp.	3,600	191,160
Rockwell Collins, Inc.	14,400	695,808
Textron, Inc.	2,300	164,956

		8,099,550

Airlines - 0.01%
AMR Corp. (b)	13,200	147,576

Apparel - 0.53%
Abercrombie & Fitch Co.	6,740	335,989
American Eagle Outfitters, Inc.	9,400	221,182
Coach, Inc. (b)	30,016	941,302
Columbia Sportswear, Inc. (b)	216	10,022
Gap, Inc.	47,800	833,154
Limited Brands	26,941	550,405
Nike, Inc., Class - B	15,122	1,235,165
Polo Ralph Lauren Corp.	1,300	65,390
Quiksilver, Inc. (b)	9,700	140,165
Reebok International, Ltd.	1,200	67,884
Ross Stores, Inc.	11,690	277,053
Timberland Co., Class - A (b)	5,100	172,278
TJX Cos., Inc.	38,450	787,456

		5,637,445

Auto/Related Products - 0.08%
BorgWarner, Inc.	1,500	84,690
Copart, Inc. (b)	4,900	116,963
Goodyear Tire & Rubber Co. (b)	5,900	91,981
Johnson Controls, Inc.	2,900	179,945
Navistar International Corp. (b)	5,100	165,393
Oshkosh Truck Corp.	5,800	250,328

		889,300

Banking - 0.50%
Capital One Financial Corp.	6,295	500,578
Commerce Bancorp, Inc.	11,322	347,472
Cullen Frost Bankers, Inc.	300	14,802
East West Bancorp, Inc.	4,300	146,372
Fifth Third Bancorp	2,807	103,101
Golden West Financial Corp.	8,200	486,998
Hudson City Bancorp, Inc.	46,568	554,159
Mellon Financial Corp.	2,000	63,940
Northern Trust Corp.	8,700	439,785
Peoples Bank	4,900	142,002
Providian Financial Corp. (b)	3,186	56,328
SLM Corp.	33,611	1,802,895
Synovus Financial Corp.	25,120	696,327

		5,354,759

Biotechnology - 1.30%
Affymetrix, Inc. (b)	5,020	232,075
Amgen, Inc. (b)	99,335	7,914,019
Celgene Corp. (b)	13,570	737,122
Cephalon, Inc. (b)	4,685	217,478
Chiron Corp. (b)	8,100	353,322
Gen-Probe, Inc. (b)	4,200	207,690
Genzyme Corp. (b)	20,280	1,452,859
Gilead Sciences, Inc. (b)	36,212	1,765,697
ImClone Systems, Inc. (b)	5,600	176,120

Invitrogen Corp. (b)	2,047	153,996
Pharmaceutical Product Development, Inc. (b)	3,911	224,922
Protein Design Labs, Inc. (b)	8,600	240,800
Techne Corp. (b)	3,200	182,336

		13,858,436

Business Services - 0.64%
Alliance Data Systems Corp. (b)	6,675	261,326
Aramark Corp.	5,949	158,898
CDW Corp.	4,930	290,476
Certegy, Inc.	4,613	184,612
ChoicePoint, Inc. (b)	7,139	308,191
Cintas Corp.	11,371	466,780
Dun & Bradstreet Corp. (b)	5,416	356,752
Ecolab, Inc.	14,340	457,876
Equifax, Inc.	7,704	269,178
Fair, Issac and Co., Inc.	4,216	188,877
Getty Images, Inc. (b)	3,900	335,556
Global Payments, Inc.	3,100	240,932
Hewitt Associates, Inc., Class - A (b)	2,800	76,384
Interactive Data Corp. (b)	1,100	24,915
Iron Mountain, Inc. (b)	8,651	317,492
Manpower, Inc.	2,100	93,219
Paychex, Inc.	26,499	982,582
Pitney Bowes, Inc.	9,500	396,530
Robert Half International, Inc.	13,549	482,209
Salesforce.com, Inc. (b)	5,900	136,408
Scientific Games Corp., Class - A (b)	5,000	155,000
The Corporate Executive Board Co.	3,300	257,334
The Reynolds & Reynolds Co.	403	11,046
The ServiceMaster Co.	14,500	196,330
W.W. Grainger, Inc.	900	56,628
West Corp. (b)	1,900	71,041

		6,776,572

Casinos/Gaming - 0.22%
Harrah’s Entertainment, Inc.	8,900	580,191
International Game Technology, Inc.	27,760	749,520
MGM Mirage, Inc. (b)	9,480	414,940
Penn National Gaming, Inc. (b)	5,400	167,994
Station Casinos, Inc.	4,400	291,984
Wynn Resorts, Ltd. (b)	3,500	158,025

		2,362,654

Chemicals - 0.60%
Air Products & Chemicals, Inc.	2,000	110,280
Airgas, Inc.	200	5,926
Cabot Corp.	300	9,903
Chemtura Corp.	7,200	89,424
E.I. du Pont de Nemours & Co.	13,600	532,712
International Flavors & Fragrance, Inc.	7,500	267,300
Monsanto Co.	16,900	1,060,475
Nalco Holding Co. (b)	6,900	116,403
Praxair, Inc.	22,800	1,092,804
Rohm & Haas Co.	800	32,904
Sigma-Aldrich Corp.	400	25,624
The Dow Chemical Co.	72,600	3,025,242

		6,368,997

Communications Equipment - 0.31%
American Tower Corp., Class - A (b)	29,527	736,699
Andrew Corp. (b)	2,700	30,105
Avaya, Inc. (b)	27,200	280,160
Comverse Technology, Inc. (b)	14,105	370,538
Crown Castle International Corp. (b)	11,400	280,782
Harris Corp.	8,900	372,020

Juniper Networks, Inc. (b)	31,942	759,900
L-3 Communications Holdings, Inc.	5,400	426,978

		3,257,182

Computer Hardware - 3.25%
Apple Computer, Inc. (b)	65,900	3,532,899
Cisco Systems, Inc. (b)	518,960	9,304,953
Dell, Inc. (b)	197,531	6,755,560
EMC Corp. (b)	193,473	2,503,541
International Business Machines Corp.	109,737	8,803,102
Lexmark International, Inc. (b)	9,974	608,913
National Instruments Corp.	4,650	114,576
NAVTEQ (b)	7,300	364,635
Network Appliance, Inc. (b)	29,337	696,460
SanDisk Corp. (b)	10,900	525,925
Solectron Corp. (b)	39,136	153,022
Sun Microsystems, Inc. (b)	163,700	641,704
Symbol Technologies, Inc.	16,888	163,476
Tech Data Corp. (b)	1,200	44,052
Western Digital Corp. (b)	17,100	221,103

		34,433,921

Computer Services - 1.66%
Affiliated Computer Services, Inc., Class - A (b)	6,095	332,787
Akamai Technologies, Inc. (b)	9,400	149,930
Amazon.com, Inc. (b)	24,300	1,100,790
Automatic Data Processing, Inc.	47,050	2,025,032
Caci International, Inc., Class - A (b)	2,500	151,500
Ceridian Corp. (b)	6,100	126,575
Cerner Corp. (b)	2,400	208,632
Cognizant Tech Solutions Corp. (b)	10,600	493,854
DST Systems, Inc. (b)	5,851	320,810
Electronic Data Systems Corp.	9,600	215,424
F5 Networks, Inc. (b)	3,100	134,757
First Data Corp.	62,732	2,509,280
Fiserv, Inc. (b)	15,460	709,150
Google, Inc., Class - A (b)	12,500	3,955,750
GTECH Holdings Corp.	9,200	294,952
IMS Health, Inc.	18,014	453,412
NCR Corp. (b)	4,000	127,640
SRA International, Inc., Class - A (b)	1,900	67,412
Total System Services, Inc.	2,603	60,676
Verisign, Inc. (b)	20,563	439,431
WebMD Corp. (b)	21,897	242,619
Yahoo!, Inc. (b)	97,378	3,295,272
Zebra Technologies Corp., Class - A (b)	6,475	253,108

		17,668,793

Computer Software - 2.98%
Activision, Inc. (b)	14,300	292,435
Adobe Systems, Inc.	38,872	1,160,329
Autodesk, Inc.	18,400	854,496
BEA Systems, Inc. (b)	1,593	14,305
BMC Software, Inc. (b)	7,011	147,932
Cadence Design Systems, Inc. (b)	10,515	169,922
Citrix Systems, Inc. (b)	13,429	337,605
Computer Associates International, Inc.	27,100	753,651
Compuware Corp. (b)	13,600	129,200
Electronic Arts, Inc. (b)	24,756	1,408,369
Hyperion Solutions Corp. (b)	3,400	165,410
Intuit, Inc. (b)	13,424	601,529
Macromedia, Inc. (b)	6,100	248,087
McAfee, Inc. (b)	12,900	405,318
Mercury Interactive Corp. (b)	6,877	272,329
Microsoft Corp.	743,009	19,117,623

Oracle Corp. (b)	304,188	3,768,889
Red Hat, Inc. (b)	14,200	300,898
Siebel Systems, Inc.	3,938	40,680
Symantec Corp. (b)	63,215	1,432,452
Synopsys, Inc. (b)	1,520	28,728

		31,650,187

Computer Systems/Peripherals - 0.02%
Diebold, Inc.	5,200	179,192

Conglomerates - 3.16%
Altria Group, Inc.	67,200	4,953,312
Corning, Inc. (b)	113,960	2,202,847
Dover Corp.	10,700	436,453
General Electric Co.	644,994	21,716,948
United Technologies Corp.	82,326	4,267,780

		33,577,340

Construction Services - 0.57%
American Standard Cos., Inc.	15,114	703,557
Centex Corp.	5,300	342,274
D. R. Horton, Inc.	15,433	558,983
Florida Rock Industries, Inc.	3,775	241,940
Fluor Corp.	6,800	437,784
Hovnanian Enterprises, Inc., Class - A (b)	2,500	128,000
Jacobs Engineering Group, Inc. (b)	3,800	256,120
KB HOME	5,300	387,960
Lennar Corp.	6,100	364,536
Martin Marietta Materials, Inc.	3,100	243,226
Masco Corp.	27,600	846,768
MDC Holdings, Inc.	1,670	131,746
NVR, Inc. (b)	421	372,564
Ryland Group, Inc.	3,000	205,260
Standard Pacific Corp.	800	33,208
Toll Brothers, Inc. (b)	8,400	375,228
Vulcan Materials Co.	5,400	400,734

		6,029,888

Consumer Finance - 0.48%
American Express Co.	87,880	5,047,827

Consumer Products - 2.08%
Alberto-Culver Co., Class - B	1,300	58,175
Autoliv, Inc.	1,000	43,500
Black & Decker Corp.	3,500	287,315
Brunswick Corp.	5,800	218,834
Church & Dwight Co., Inc.	5,000	184,700
Colgate-Palmolive Co.	30,559	1,613,210
Crown Holdings, Inc. (b)	13,500	215,190
Energizer Holdings, Inc. (b)	4,700	266,490
Fortune Brands, Inc.	11,700	951,561
Kimberly-Clark Corp.	17,313	1,030,643
Newell Rubbermaid, Inc.	4,400	99,660
Procter & Gamble Co.	200,209	11,904,426
Spectrum Brands, Inc. (b)	1,700	40,035
Take-Two Interactive Software, Inc. (b)	4,700	103,823
Tempur-Pedic International, Inc. (b)	2,800	33,152
The Estee Lauder Cos., Inc., Class - A	10,655	371,114
The Gillette Co.	71,558	4,164,676
The Scotts Co., Class - A (b)	200	17,586
The Stanley Works	4,300	200,724
Toro Co.	3,600	132,336
Weight Watchers International, Inc. (b)	3,047	157,164

		22,094,314

Department Stores - 1.39%
Foot Locker, Inc.	7,900	173,326
J.C. Penney Co., Inc.	6,500	308,230

Kohl’s Corp. (b)	24,774	1,243,159
Neiman Marcus Group, Inc., Class - A	500	49,975
Sears Holding Corp. (b)	3,800	472,796
Target Corp.	70,770	3,675,086
Wal-Mart Stores, Inc.	202,240	8,862,157

		14,784,729

Distribution/Wholesale - 0.02%
Ingram Micro, Inc. (b)	5,700	105,678
SCP Pool Corp.	4,300	150,199

		255,877

Drugs - 3.23%
Allergan, Inc.	10,371	950,191
American Pharmaceuticals Partners, Inc. (b)	1,350	61,641
Barr Laboratories, Inc. (b)	8,102	444,962
Bristol-Myers Squibb Co.	63,420	1,525,885
Eli Lilly & Co.	73,133	3,914,078
Endo Pharmaceuticals Holdings, Inc. (b)	4,000	106,680
Forest Laboratories, Inc., Class - A (b)	28,442	1,108,385
Genentech, Inc. (b)	37,074	3,122,002
IVAX Corp. (b)	15,868	418,280
Johnson & Johnson	238,599	15,098,544
MedImmune, Inc. (b)	20,204	679,865
Merck & Co., Inc.	41,191	1,120,807
Millennium Pharmaceuticals, Inc. (b)	13,151	122,699
Mylan Laboratories, Inc.	4,918	94,721
OSI Pharmaceuticals, Inc. (b)	4,000	116,960
Schering-Plough Corp.	118,797	2,500,677
Sepracor, Inc. (b)	8,200	483,718
Wyeth Corp.	53,635	2,481,691

		34,351,786

E-Commerce - 0.37%
eBay, Inc. (b)	86,996	3,584,236
Expedia, Inc.	8,777	173,872
IAC/Interactive Corp.	8,777	222,497

		3,980,605

Electric Utilities - 0.08%
AES Corp. (b)	52,730	866,354

Electronic Components & Instruments - 0.50%
Agere Systems, Inc. (b)	14,150	147,302
Agilent Technologies, Inc. (b)	33,107	1,084,254
Avid Technology, Inc. (b)	3,341	138,317
Beckman Coulter, Inc.	4,875	263,153
Danaher Corp.	18,812	1,012,650
Eaton Corp.	3,400	216,070
Freescale Semiconductor, Inc., Class - B (b)	4,318	101,818
Harman International Industries, Inc.	5,266	538,554
MEMC Electronic Materials, Inc. (b)	11,200	255,248
Mettler-Toledo International, Inc. (b)	2,344	119,497
Millipore Corp. (b)	4,055	255,019
Pall Corp.	500	13,750
PerkinElmer, Inc.	5,789	117,922
Raytheon Co.	8,000	304,160
Thermo Electron Corp. (b)	4,900	151,410
Thomas & Betts Corp. (b)	1,700	58,497
Trimble Navigation, Ltd. (b)	4,300	144,867
Waters Corp. (b)	9,210	383,136

		5,305,624

Electronic Equipment - 0.55%
American Power Conversion Corp.	13,200	341,880
AMETEK, Inc.	5,600	240,632
Amphenol Corp., Class - A	7,000	282,380
Avnet, Inc. (b)	3,800	92,910

AVX Corp.	1,900	24,206
Dolby Laboratories, Inc., Class - A (b)	2,000	32,000
Emerson Electric Co.	28,200	2,024,759
Fisher Scientific International, Inc. (b)	4,983	309,195
Hubbell, Inc., Class - B	200	9,386
Jabil Circuit, Inc. (b)	12,855	397,477
JDS Uniphase Corp. (b)	61,500	136,530
Molex, Inc.	5,751	153,437
Pentair, Inc.	6,800	248,200
Rockwell Automation, Inc.	14,800	782,920
Sanmina Corp. (b)	22,717	97,456
Scientific-Atlanta, Inc.	10,300	386,353
Tektronix, Inc.	1,400	35,322
Teradyne, Inc. (b)	11,112	183,348
Vishay Intertechnology, Inc. (b)	5,400	64,530

		5,842,921

Energy - 0.40%
CONSOL Energy, Inc.	5,100	388,977
Kinder Morgan, Inc.	7,180	690,429
Peabody Energy Corp.	10,600	894,110
Questar Corp.	1,700	149,804
TXU Corp.	19,100	2,156,008

		4,279,328

Entertainment - 0.16%
International Speedway Corp., Class - A	300	15,741
Regal Entertainment Group, Class - A	2,800	56,112
The Walt Disney Co.	39,700	957,961
XM Satellite Radio Holdings, Inc., Class - A (b)	17,300	621,243

		1,651,057

Financial Services - 1.04%
Affiliated Managers Group, Inc. (b)	2,700	195,534
Ambac Financial Group, Inc.	2,000	144,120
AmeriCredit Corp. (b)	5,200	124,124
Ameritrade Holding Corp. (b)	7,600	163,248
Bank of Hawaii Corp.	400	19,688
BlackRock, Inc.	1,600	141,792
CapitalSource, Inc. (b)	3,100	67,580
Charles Schwab Corp.	83,659	1,207,199
CheckFree Corp. (b)	5,704	215,725
Countrywide Credit Industries, Inc.	4,000	131,920
Eaton Vance Corp.	10,672	264,879
Federated Investors, Inc.	6,320	210,014
First Marblehead Corp. (b)	3,100	78,740
Franklin Resources, Inc.	12,900	1,083,084
Goldman Sachs Group, Inc.	4,700	571,426
H & R Block, Inc.	26,544	636,525
Investors Financial Services Corp.	5,567	183,154
Legg Mason, Inc.	8,500	932,365
MBIA, Inc.	500	30,310
Moody’s Corp.	20,110	1,027,219
Morgan Stanley Dean Witter & Co.	8,400	453,096
Nelnet, Inc., Class - A (b)	1,100	41,811
New Century Financial Corp.	1,600	58,032
Nuveen Investments, Class - A	4,300	169,377
SEI Investments Co.	5,100	191,658
T. Rowe Price Group, Inc.	10,500	685,650
TCF Financial Corp.	7,846	209,881
The Chicago Mercantile Exchange	2,700	910,710
The Student Loan Corp.	300	71,064
Wells Fargo & Co.	13,700	802,409
Westcorp	600	35,340

		11,057,674

Food & Beverages - 2.07%
Anheuser-Busch Cos., Inc.	38,407	1,653,037
Aqua America, Inc.	600	22,812
Brown-Forman Corp., Class - B	4,128	245,781
Campbell Soup Co.	9,200	273,700
Coca-Cola Co.	104,252	4,502,644
Constellation Brands, Inc. (b)	3,800	98,800
General Mills, Inc.	1,000	48,200
H.J. Heinz Co.	14,700	537,138
Hershey Foods Corp.	12,770	719,079
Kellogg Co.	13,800	636,594
McCormick & Co., Inc.	7,360	240,157
PepsiCo, Inc.	136,717	7,690,170
Sara Lee Corp.	23,100	437,745
Starbucks Corp. (b)	31,281	1,567,178
Sysco Corp.	50,740	1,591,714
Whole Foods Market, Inc.	5,288	710,972
William Wrigley Jr., Co.	13,800	991,944

		21,967,665

Forest Products & Papers - 0.03%
Avery Dennison Corp.	5,970	312,768

Health Care - 1.17%
Aetna, Inc.	18,600	1,602,204
Amerigroup Corp. (b)	4,200	80,304
Cardinal Health, Inc.	22,330	1,416,615
Caremark Rx, Inc. (b)	32,625	1,628,966
Community Health Systems, Inc. (b)	5,780	224,322
Coventry Health Care, Inc. (b)	8,720	750,094
DaVita, Inc. (b)	7,892	363,584
Express Scripts, Inc. (b)	10,172	632,698
HCA, Inc.	35,358	1,694,356
Health Management Associates, Inc.	17,350	407,205
Health Net, Inc. (b)	5,400	255,528
Laboratory Corp. of America Holdings (b)	10,500	511,455
LifePoint Hospitals, Inc. (b)	4,400	192,412
Lincare Holdings, Inc. (b)	7,260	298,023
Manor Care, Inc.	7,633	293,184
McKesson Corp.	9,310	441,760
Omnicare, Inc.	2,560	143,949
Quest Diagnostics, Inc.	12,936	653,785
Renal Care Group, Inc. (b)	5,406	255,812
Sierra Health Services, Inc.	1,600	110,192
Tenet Healthcare Corp. (b)	4,400	49,412
Triad Hospitals, Inc. (b)	2,700	122,229
Universal Health Services	3,300	157,179
WellChoice, Inc. (b)	2,300	174,570

		12,459,838

Health Care Providers & Services - 0.76%
Humana, Inc. (b)	9,600	459,648
UnitedHealth Group, Inc.	101,722	5,716,776
Wellpoint, Inc. (b)	25,418	1,927,193

		8,103,617

Hotel/Gaming - 0.02%
Boyd Gaming Corp.	3,400	146,608
Las Vegas Sands Corp. (b)	2,100	69,111

		215,719

Hotels / Motels - 0.23%
Cendant Corp.	8,300	171,312
Choice Hotels International, Inc.	1,000	64,640
Hilton Hotels Corp.	30,900	689,688
Marriott International, Inc., Class - A	15,008	945,504
Starwood Hotels & Resorts Worldwide, Inc.	10,829	619,094

		2,490,238

Industrial Services - 0.60%
3M Co.	61,812	4,534,529
Donaldson Co., Inc.	6,000	183,180
Fastenal Co.	4,987	304,656
Gentex Corp.	12,660	220,284
Graco, Inc.	5,650	193,682
ITT Industries, Inc.	6,854	778,614
MSC Industrial Direct Co., Inc., Class - A	3,400	112,778

		6,327,723

Insurance - 0.69%
AFLAC, Inc.	32,233	1,460,155
Allmerica Financial Corp. (b)	200	8,228
American International Group, Inc.	54,437	3,372,917
Arthur J. Gallagher & Co.	6,269	180,610
Brown & Brown, Inc.	4,554	226,288
Erie Indemnity Co., Class - A	600	31,650
HCC Insurance Holdings, Inc.	4,000	114,120
Markel Corp. (b)	330	109,065
Philadelphia Consolidated Holding Corp. (b)	1,300	110,370
The Progressive Corp.	14,500	1,519,165
Transatlantic Holding, Inc.	125	7,125
Unitrin, Inc.	2,100	99,666
W.R. Berkley Corp.	1,325	52,311

		7,291,670

Machinery - 0.51%
Caterpillar, Inc.	55,000	3,231,250
Deere & Co.	2,100	128,520
IDEX Corp.	3,400	144,670
Illinois Tool Works, Inc.	18,800	1,547,804
Joy Global, Inc.	6,500	327,990

		5,380,234

Machinery & Equipment - 0.03%
Parker Hannifin Corp.	4,200	270,102

Manufacturing - 0.14%
Carlisle Co.	1,400	88,998
Cummins Engine, Inc.	2,100	184,779
Harsco Corp.	3,000	196,710
Paccar, Inc.	12,100	821,469
Roper Industries, Inc.	6,000	235,740

		1,527,696

Media - 0.82%
Cablevision Systems, New York Group, Class - A (b)	15,600	478,452
CKX, Inc. (b)	1,100	13,827
Clear Channel Communications, Inc.	14,200	467,038
Comcast Corp., Class - A (b)	77,600	2,279,887
DirecTV Group, Inc. (b)	51,570	772,519
Dow Jones & Co., Inc.	4,316	164,828
Dreamworks Animation SKG, Inc. (b)	2,600	71,916
EchoStar Communications Corp.	17,920	529,894
Liberty Media Corp., Class - A (b)	82,700	665,735
Marvel Entertainment, Inc.	4,850	86,670
Meredith Corp.	3,500	174,615
News Corp.	75,334	1,174,457
Pixar Animation Studios, Inc. (b)	4,278	190,414
The E.W. Scripps Co.	6,496	324,605
Time Warner, Inc. (b)	19,600	354,956
Univision Communications, Inc. (b)	8,919	236,621
Viacom, Inc., Class - B	20,673	682,416
Westwood One, Inc.	858	17,066

		8,685,916

Medical Products - 2.05%
Advanced Medical Optics, Inc. (b)	5,300	201,135
Bausch & Lomb, Inc.	3,800	306,584
Baxter International, Inc.	49,737	1,983,014
Becton, Dickinson & Co.	20,488	1,074,186
Biogen Idec, Inc. (b)	12,227	482,722
Biomet, Inc.	20,368	706,973
Boston Scientific Corp. (b)	53,374	1,247,350
C.R. Bard, Inc.	8,200	541,446
Charles River Laboratories International, Inc. (b)	2,431	106,040
Cooper Cos., Inc.	2,900	222,169
Covance, Inc. (b)	5,100	244,749
Cytyc Corp. (b)	9,300	249,705
Dade Behring Holding, Inc.	7,400	271,284
Dentsply International, Inc.	6,345	342,757
Edwards Lifesciences Corp. (b)	4,800	213,168
Guidant Corp.	25,891	1,783,631
Henry Schein, Inc. (b)	6,900	294,078
Hillenbrand Industry, Inc.	1,300	61,165
IDEXX Laboratories, Inc. (b)	2,700	180,576
Inamed Corp. (b)	2,900	219,472
Kinetic Concepts, Inc. (b)	3,900	221,520
Medtronic, Inc.	97,156	5,209,505
PacifiCare Health Systems, Inc. (b)	4,100	327,098
Patterson Cos., Inc. (b)	11,592	464,028
ResMed, Inc. (b)	2,800	223,020
Respironics, Inc. (b)	5,900	248,862
St. Jude Medical, Inc. (b)	29,120	1,362,816
Stryker Corp.	23,660	1,169,514
Varian Medical Systems, Inc. (b)	10,400	410,904
Zimmer Holdings, Inc. (b)	19,770	1,361,955

		21,731,426

Metals - 0.16%
Allegheny Technologies, Inc.	7,800	241,644
Freeport-McMoRan Copper & Gold, Inc., Class - B	14,600	709,414
Phelps Dodge Corp.	4,100	532,713
Southern Peru Copper Corp.	2,200	123,112
Timken Co.	3,500	103,705

		1,710,588

Mining - 0.04%
Arch Coal, Inc.	1,700	114,750
Massey Energy Co.	6,100	311,527

		426,277

Natural Gas Utilities - 0.03%
Equitable Resources, Inc.	8,800	343,728

Office Furnishings - 0.03%
Acco Brands Corp.	2,632	74,275
HNI Corp.	4,400	264,968
Steelcase, Inc., Class - A	1,900	27,474

		366,717

Oil & Gas - 1.54%
Baker Hughes, Inc.	27,210	1,623,893
BJ Services Co.	26,100	939,339
Chesapeake Energy Corp,	9,700	371,025
Cooper Cameron Corp. (b)	3,579	264,595
Denbury Resources, Inc. (b)	4,600	232,024
Diamond Offshore Drilling, Inc.	4,700	287,875
Ensco International, Inc.	8,600	400,674
EOG Resources, Inc.	19,000	1,423,100
FMC Technologies, Inc. (b)	5,700	240,027
Grant Prideco, Inc. (b)	9,855	400,606
Halliburton Co.	35,900	2,459,868

Helmerich & Payne, Inc.	2,800	169,092
Murphy Oil Corp.	13,300	663,271
National-Oilwell, Inc. (b)	7,848	516,398
Newfield Exploration Co. (b)	7,312	359,019
Noble Energy, Inc.	1,400	65,660
Patterson-UTI Energy, Inc.	13,396	483,328
Pioneer Natural Resources Co.	500	27,460
Plains Exploration & Products (b)	6,200	265,484
Pride International, Inc. (b)	8,014	228,479
Quicksilver Resources, Inc. (b)	4,500	215,055
Range Resources Corp.	6,600	254,826
Rowan Cos., Inc.	5,246	186,181
Smith International, Inc.	16,520	550,281
Southwestern Energy Co. (b)	5,800	425,720
Sunoco, Inc.	8,800	688,160
Tesoro Corp.	3,200	215,168
Unit Corp. (b)	3,600	199,008
Western Gas Resources, Inc.	4,300	220,289
Williams Cos., Inc.	26,500	663,825
XTO Energy, Inc.	28,746	1,302,769

		16,342,499

Packaging - 0.02%
Ball Corp.	1,000	36,740
Pactiv Corp. (b)	1,000	17,520
Sealed Air Corp. (b)	2,446	116,087

		170,347

Pharmaceuticals - 0.57%
Abbott Laboratories	109,004	4,621,770
Hospira, Inc. (b)	6,100	249,917
Kos Pharmaceuticals, Inc. (b)	900	60,237
Medco Health Solutions, Inc. (b)	17,421	955,193
Valeant Pharmaceuticals International	7,700	154,616

		6,041,733

Publishing & Printing - 0.24%
Dex Media, Inc.	12,000	333,480
Harte-Hanks, Inc.	4,656	123,058
John Wiley & Sons, Inc.	3,900	162,786
McGraw-Hill Cos., Inc.	30,226	1,452,057
R.H. Donnelley Corp. (b)	2,200	139,172
The Washington Post Co., Class - B	434	348,285

		2,558,838

Real Estate - 0.09%
Beazer Homes USA, Inc.	1,500	88,005
CB Richard Ellis Group, Inc., Class - A (b)	4,100	201,720
Forest City Enterprises, Inc., Class - A	5,400	205,740
IndyMac Bancorp, Inc.	2,800	110,824
The St. Joe Co.	5,963	372,389

		978,678

Real Estate Investment Trusts - 0.19%
Centerpoint Properties Trust	300	13,440
Federal Realty Trust	1,800	109,674
General Growth Properties, Inc.	7,030	315,858
Global Signal, Inc.	1,400	62,636
ProLogis	1,849	81,929
Public Storage, Inc.	5,100	341,700
Simon Property Group, Inc.	4,900	363,188
SL Green Realty Corp.	200	13,636
The Macerich Co.	1,200	77,928
The Mills Corp.	4,500	247,860
United Dominion Realty Trust, Inc.	4,500	106,650
Ventas, Inc.	8,300	267,260

		2,001,759

Rental & Leasing - 0.01%
Rent-A-Center, Inc. (b)	3,900	75,309

Restaurants - 0.26%
Applebee’s International, Inc.	6,592	136,388
Brinker International, Inc. (b)	7,100	266,676
CBRL Group, Inc.	1,500	50,490
Darden Restaurants, Inc.	12,264	372,458
Outback Steakhouse, Inc.	4,700	172,020
Panera Bread Co., Class - A (b)	2,300	117,714
Sonic Corp. (b)	5,000	136,750
The Cheesecake Factory, Inc. (b)	6,333	197,843
Wendy’s International, Inc.	4,818	217,533
YUM! Brands, Inc.	23,400	1,132,794

		2,800,666

Retail - Specialty - 2.70%
7-Eleven, Inc. (b)	2,400	85,464
Advance Auto Parts, Inc. (b)	8,400	324,912
AnnTaylor Stores Corp. (b)	2,200	58,410
AutoZone, Inc. (b)	4,440	369,630
Avon Products, Inc.	38,000	1,026,000
Barnes & Noble, Inc. (b)	1,100	41,470
Bebe Stores, Inc.	1,200	21,000
Bed Bath & Beyond, Inc. (b)	23,869	959,056
Best Buy Co., Inc.	32,483	1,413,985
CarMax, Inc. (b)	8,451	264,263
Chico’s FAS, Inc. (b)	14,068	517,702
Circuit City Stores, Inc.	6,300	108,108
Claire’s Stores, Inc.	6,700	161,671
Costco Wholesale Corp.	14,800	637,732
CVS Corp.	65,300	1,894,353
Dick’s Sporting Goods, Inc. (b)	3,100	93,341
Dollar General Corp.	27,200	498,848
Dollar Tree Stores, Inc. (b)	6,172	133,624
Family Dollar Stores, Inc.	10,205	202,773
Harley-Davidson, Inc.	22,937	1,111,068
Herman Miller, Inc.	5,768	174,770
Home Depot, Inc.	173,400	6,613,477
Leggett & Platt, Inc.	4,080	82,416
Lowe’s Cos., Inc.	61,889	3,985,652
Mattel, Inc.	3,000	50,040
Men’s Wearhouse, Inc. (b)	4,000	106,800
Michaels Stores, Inc.	10,664	352,552
Nordstrom, Inc.	17,200	590,304
O’Reilly Automotive, Inc. (b)	8,000	225,440
PETsMART, Inc.	11,290	245,896
RadioShack Corp.	12,389	307,247
Saks, Inc. (b)	1,100	20,350
Sherwin-Williams Co.	9,100	401,037
Staples, Inc.	59,100	1,260,012
Tiffany & Co.	4,781	190,140
Urban Outfitters, Inc. (b)	8,656	254,486
Walgreen Co.	81,622	3,546,476
Williams-Sonoma, Inc. (b)	9,073	347,950

		28,678,455

Schools - 0.15%
Apollo Group, Inc., Class - A (b)	11,531	765,543
Career Education Corp. (b)	8,200	291,592
Education Management Corp. (b)	5,800	186,992
ITT Educational Services, Inc. (b)	3,600	177,660
Laureate Education, Inc. (b)	3,600	176,292

		1,598,079

Security System/Services - 0.01%
The Brink’s Co.	3,241	133,075

Semiconductors - 2.73%
Advanced Micro Devices, Inc. (b)	16,527	416,480
Altera Corp. (b)	30,295	578,937
Analog Devices, Inc.	29,727	1,104,061
Applied Materials, Inc.	133,612	2,266,060
Broadcom Corp., Class - A (b)	22,041	1,033,943
Cree, Inc. (b)	6,200	155,124
Intel Corp.	495,485	12,213,704
International Rectifier Corp. (b)	4,171	188,029
Intersil Corp., Class - A	5,273	114,846
KLA-Tencor Corp.	15,900	775,284
Lam Research Corp. (b)	10,999	335,140
Linear Technology Corp.	24,364	915,843
LSI Logic Corp. (b)	11,250	110,813
Maxim Integrated Products, Inc.	26,338	1,123,316
Microchip Technology, Inc.	16,262	489,811
Micron Technology, Inc. (b)	23,400	311,220
National Semiconductor Corp.	28,400	746,920
Novellus Systems, Inc. (b)	5,317	133,350
NVIDIA Corp. (b)	13,400	459,352
QLogic Corp. (b)	7,400	253,080
Texas Instruments, Inc.	133,595	4,528,871
Xilinx, Inc.	28,095	782,446

		29,036,630

Telecommunications - 1.20%
Alamosa Holdings, Inc. (b)	10,900	186,499
Alltel Corp.	3,559	231,726
Discovery Holding Co., Class - A	7,920	114,365
IDT Corp., Class - B (b)	1,100	13,409
Liberty Global, Inc. (b)	7,877	213,309
Liberty Global, Inc., Series - C	7,877	202,833
Motorola, Inc.	156,967	3,467,401
Nextel Partners, Inc. (b)	13,100	328,810
NII Holdings, Inc. (b)	5,000	422,250
PanAmSat Holding Corp.	1,300	31,460
QUALCOMM, Inc.	131,220	5,872,095
Sirius Satellite Radio, Inc. (b)	106,900	700,195
Sprint Nextel Corp.	39,338	935,458
Telephone & Data Systems, Inc.	800	31,200
United States Cellular Corp. (b)	600	32,052

		12,783,062

Textile Products - 0.01%
Mohawk Industries Co. (b)	1,053	84,503

Tobacco - 0.03%
UST Companies., Inc.	6,900	288,834

Transportation & Shipping - 0.77%
C.H. Robinson Worldwide, Inc.	6,757	433,259
CNF, Inc.	4,200	220,500
Expeditors International of Washington, Inc.	8,364	474,908
FedEx Corp.	24,400	2,125,972
J.B. Hunt Transport Services, Inc.	9,600	182,496
JetBlue Airways Corp. (b)	6,627	116,635
Landstar System, Inc. (b)	4,900	196,147
Norfolk Southern Corp.	4,900	198,744
Polaris Industries, Inc.	3,494	173,128
Ryder System, Inc.	1,500	51,330
Southwest Airlines Co.	30,300	449,955
Swift Transportation Co., Inc. (b)	1,300	23,010
Tidewater, Inc.	1,981	96,415
United Parcel Service, Inc., Class - B	49,041	3,390,204

		8,132,703

Veterinary Diagnostics - 0.02%
VCA Antech, Inc. (b)	8,000	204,160

Waste Disposal - 0.06%
Allied Waste Industries, Inc. (b)	4,261	36,005
Stericycle, Inc. (b)	3,600	205,740
Waste Management, Inc.	12,300	351,903

		593,648

		500,008,632

Total Common Stocks (Cost $841,929,488)		1,039,759,248

Commercial Paper - 0.84%
Jennison Associates LLC - 0.84%
Citi Corp., 3.84%, 10/03/05	8,963,000	$8,963,000

Total Commercial Paper (Cost $8,963,000)		8,963,000

Time Deposit - 0.00%
Jennison Associates LLC - 0.00%
Eurodollar Time Deposit, 1.00%, 10/3/05	956	956

Total Time Deposit (Cost $956)		956

U.S. Treasury Bills - 0.08%
SSgA Funds Management, Inc. - 0.08%
U.S. Treasury Bills, 3.44%, 12/8/05 * (c)	895,000	889,684

Total U.S. Treasury Bills (Cost $889,303)		889,684

Short-Term Investments - 1.35%
SSgA Funds Management, Inc. - 1.35%
Money Market Mutual Fund - 1.35%
Alliance Money Market Fund Prime Portfolio, 3.69%	14,386,305	14,381,961

Total Short-Term Investments (Cost $14,381,961)		14,381,961

Total Investments (Cost $866,164,708) (a) - 100.15%		1,063,994,849
Liabilities in excess of other assets - (0.15)%		(1,559,725)

Net Assets - 100.00%		$1,062,435,124

Percentages indicated are based on net assets of $1,062,435,124.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $19,503,587 Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$197,557,437
Unrealized depreciation	(19,230,883)

Net unrealized appreciation	$178,326,554

(b)	Represents non-income producing securities.

(c)	Collateral on futures.

*	Rate disclosed represents yield effective at purchase.

ADR – American Depository Receipt

See accompanying notes to the Schedule of Investments.

Futures

SSGA Funds Management, Inc.

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
75	S&P 500 E-mini Future	$4,628,438	December-05	$(46,163)
14	Russell 1000 Growth Future	$3,528,000	December-05	$(21,099)
80	NASDAQ 100 E-mini Future	$2,582,400	December-05	$(13,840)
11	Russell 1000 Future	$3,692,975	December-05	$(36,103)

	Total Unrealized Loss			$(117,204)

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments - September 30, 2005 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks - 97.40%
Franklin Portfolio Associates - 16.18%
Advertising - 0.14%
ValueClick, Inc. (b)	23,900	$408,451
Ventiv Health, Inc. (b)	14,000	366,940

		775,391

Aerospace/Defense - 0.16%
AAR Corp. (b)	22,200	381,396
DRS Technologies, Inc.	5,900	291,224
Innovative Solutions & Supplies, Inc.	11,800	183,254

		855,874

Airlines - 0.30%
ExpressJet Holdings, Inc. (b)	39,600	355,212
Pinnacle Airlines Corp. (b)	46,600	302,900
Skywest, Inc.	27,400	734,868
US Airways Group, Inc.	10,931	229,666

		1,622,646

Auction House - 0.10%
Sotheby’s Holdings, Inc., Class - A (b)	33,400	558,448

Auto Parts - 0.22%
Goodyear Tire & Rubber Co. (b)	40,300	628,277
Titan International, Inc.	32,000	439,360
Wabash National Corp.	7,000	137,620

		1,205,257

Banking & Finance - 1.65%
Asset Acceptance Capital Corp.	6,600	197,802
BankAtlantic Bancorp, Inc., Class - A	16,400	278,636
Cardinal Financial Corp.	13,200	127,380
Central Pacific Financial Corp.	8,700	306,066
City Holding Co.	9,600	343,296
Columbia Banking System	4,900	128,527
Commercial Capital Bancorp, Inc.	13,900	236,300
CompuCredit Corp. (b)	7,800	346,476
Corus Bankshares, Inc.	10,500	575,714
First Bancorp	30,300	512,676
First Citizens Bancshares, Inc., Class - A	1,200	204,780
First Community Bancorp	9,000	430,470
First Financial Holdings, Inc.	4,300	132,096
First Midwest Bancorp, Inc.	9,400	350,056
First Niagara Financial Group, Inc.	39,200	566,048
First Republic Bank	15,800	556,634
Franklin Bank Corp.	5,100	82,365
Hanmi Financial Corp.	12,100	217,195
Investment Technology Group, Inc. (b)	11,700	346,320
Mercantile Bank Corp.	1,785	76,380
National Financial Partners Corp.	3,700	167,018
Pacific Capital Bancorp	13,900	462,731
PFF Bancorp, Inc.	10,600	320,756
Portfolio Recovery Associates, Inc. (b)	10,500	453,390
R&G Financial Corp., Class - B	31,500	433,125
Republic Bancorp, Inc.	34,700	490,658
SWS Group, Inc.	14,200	232,880
Trustco Bank Corp.	27,800	348,334

		8,924,109

Broadcasting & Cable TV - 0.20%
Gray Television, Inc.	31,300	331,467
Liberty Corp.	5,700	267,273
Lin TV Corp., Class - A (b)	15,500	216,225
Lodgenet Entertainment Corp. (b)	19,300	284,289

		1,099,254

Building Products - 0.20%
Griffon Corp. (b)	18,600	457,560
LSI Industries, Inc.	22,300	423,700
Simpson Manufacturing Co., Inc.	5,300	207,442

		1,088,702

Business Equipment - 0.06%
Paxar Corp. (b)	19,600	330,260

Business Services - 0.50%
Heidrick & Struggles International, Inc. (b)	16,300	527,794
John H. Harland Co.	14,200	630,480
Korn/Ferry International (b)	27,300	447,447
LECG Corp.	5,100	117,300
Provide Commerce (b)	12,100	293,667
Resources Connections, Inc. (b)	23,400	693,342

		2,710,030

Chemicals - 0.16%
FMC Corp. (b)	6,800	389,096
MacDermid, Inc.	6,700	175,942
Sensient Technologies Corp.	17,000	322,150

		887,188

Commercial Services - 0.05%
TeleTech Holdings, Inc. (b)	27,800	278,556

Communication Equipment - 0.23%
Commonwealth Telephone Enterprise, Inc.	12,300	463,710
Comtech Telecommunications Corp. (b)	14,000	580,580
Redback Networks, Inc.	9,600	95,232
Surewest Communications	4,600	131,928

		1,271,450

Communications - 0.10%
Centennial Communications Corp. (b)	7,800	116,844
Price Communications Corp. (b)	27,000	444,150

		560,994

Computer Hardware - 0.11%
Bell Microproducts, Inc.	9,400	94,282
Intevac, Inc.	15,400	158,774
MIPS Technologies, Inc.	35,400	241,782
Secure Computing Corp.	7,700	87,395

		582,233

Computer Equipment - 0.05%
Komag, Inc. (b)	8,700	278,052

Computer Hardware - 0.29%
Emulex Corp. (b)	18,800	379,948
Netgear, Inc. (b)	26,200	630,372
Novatel Wireless, Inc.	38,700	559,989

		1,570,309

Computer Software & Services - 0.85%
Ansoft Corp.	3,800	110,580
Intergraph Corp. (b)	18,900	845,019
Mapinfo Corp.	5,100	62,475
Mercury Computer Systems, Inc. (b)	5,700	149,625
Perot Systems Corp., Class - A (b)	38,000	537,700
Progress Software Corp. (b)	17,600	559,152
Quest Software, Inc. (b)	35,400	533,478
Sykes Enterprises, Inc. (b)	26,000	309,400
Transaction Systems Architecture, Inc., Series A	15,000	417,750

United Online, Inc.	49,100	680,035
Vignette Corp.	23,700	377,067

		4,582,281

Construction - 0.22%
Brookfield Homes Corp.	7,600	422,028
Cal Dive International, Inc. (b)	11,900	754,579

		1,176,607

Consumer Products & Services - 0.65%
Arctic Cat, Inc.	7,900	162,266
Blount International, Inc.	10,500	185,220
Casey’s General Stores, Inc.	15,400	357,280
CSG Systems International, Inc.	9,800	212,758
Furniture Brands International, Inc.	20,900	376,827
Lancaster Colony Corp.	12,100	520,300
Rollins, Inc.	17,500	341,600
Tupperware Corp.	24,300	553,554
Vector Group, Ltd.	7,700	154,077
Watsco, Inc.	4,300	228,373
Yankee Candle Co.	19,000	465,500

		3,557,755

Distribution/Wholesale - 0.05%
Handleman Co.	23,700	299,331

E-Commerce - 0.14%
Digital Insight Corp. (b)	22,000	573,320
Stamps.Com, Inc. (b)	11,700	201,357

		774,677

Electric Utilities - 0.26%
CH Energy Group, Inc.	4,300	204,164
Cleco Corp.	19,900	469,242
CMS Energy Corp. (b)	14,100	231,945
Plexus Corp.	29,900	510,991

		1,416,342

Electrical & Electronics - 0.47%
A.O. Smith Corp.	4,200	119,700
Anaren Microwave, Inc. (b)	10,300	145,230
Anixter International, Inc.	4,500	181,485
CommScope, Inc. (b)	31,200	541,008
IXYS Corp. (b)	45,200	477,312
Methode Electronics, Inc.	11,800	135,936
MKS Instruments, Inc. (b)	16,200	279,126
Omnivision Technologies, Inc. (b)	31,300	395,006
Sierra Pacific Resources	8,900	132,165
Thomas & Betts Corp. (b)	5,200	178,932

		2,585,900

Electrical Equipment - 0.05%
Power Integrations, Inc.	13,400	291,450

Electronic Equipment - 0.03%
Agilysys, Inc.	9,000	151,560

Energy - 0.30%
Cimarex Energy Co. (b)	24,786	1,123,550
Covanta Holding Corp.	30,480	409,346
Houston Exploration Co. (b)	1,500	100,875

		1,633,771

Energy Equipment & Services - 0.26%
Energy Conversion Devices, Inc. (b)	22,100	991,848
Parker Drilling Co.	17,700	164,079
W-H Energy Services, Inc.	7,600	246,392

		1,402,319

Engineering Services - 0.11%
Washington Group International, Inc. (b)	10,700	576,623

Food & Beverages - 0.24%
Chiquita Brands International, Inc.	23,500	656,825

Flowers Foods, Inc.	24,750	675,180

		1,332,005

Footwear - 0.17%
K-Swiss, Inc., Class - A	15,900	470,163
Wolverine World Wide, Inc.	22,500	473,625

		943,788

Funeral Services - 0.07%
Alderwoods Group, Inc. (b)	24,900	407,862

Gas Transmission & Distribution - 0.16%
ONEOK, Inc.	11,200	381,024
WGL Holdings, Inc.	14,800	475,524

		856,548

Health Care - 0.11%
MedCath Corp. (b)	6,400	152,000
Odyssey Healthcare, Inc. (b)	26,600	451,402

		603,402

Homebuilders - 0.18%
Technical Olympic USA, Inc.	19,600	512,736
WCI Communities, Inc. (b)	16,500	468,105

		980,841

Hospital Management & Services - 0.04%
Kindred Healthcare, Inc. (b)	7,500	223,500

Household Products - 0.04%
Stanley Furniture Company, Inc.	8,200	214,758

Insurance - 0.68%
American Equity Investment Life Holding Co.	8,200	93,070
American Physicians Capital, Inc. (b)	13,900	682,907
Argonaut Group, Inc. (b)	8,400	226,884
LandAmerica Financial Group, Inc.	9,900	640,035
Ohio Casualty Corp.	22,200	602,064
Phoenix Co., Inc.	43,900	535,580
Presidential Life Corp.	11,800	212,400
Stewart Information Services Corp.	3,800	194,560
UICI	14,200	511,200

		3,698,700

Internet Services - 0.20%
EarthLink, Inc. (b)	44,700	478,290
eCollege.com, Inc. (b)	25,500	378,930
InfoSpace, Inc. (b)	9,700	231,539

		1,088,759

Lasers - Systems/Components - 0.12%
Coherent, Inc.	12,600	368,928
IntraLase Corp. (b)	19,600	288,316

		657,244

Machinery & Engineering - 0.24%
Applied Industrial Technologies, Inc.	16,400	588,432
Astec Industries, Inc.	3,100	88,009
Dril-Quip, Inc. (b)	5,200	249,600
Gulf Island Fabrication, Inc.	8,400	241,500
Tennant Co.	4,100	168,018

		1,335,559

Manufacturing - 0.11%
Barnes Group, Inc.	2,500	89,650
Gardner Denver, Inc.	12,000	535,200

		624,850

Media - 0.07%
Sinclair Broadcast Group, Inc.	42,800	379,636

Medical - Biomedical/Genetic - 0.19%
Genitope Corp. (b)	22,400	155,456
LifeCell Corp. (b)	25,600	553,728
Myriad Genetics, Inc. (b)	8,700	190,182
ViaCell, Inc. (b)	25,000	145,000

		1,044,366

Medical Products - 0.55%
Advanced Neuromodulation Systems, Inc. (b)	6,900	327,474
Biosite, Inc.	6,800	420,648
Greatbatch, Inc.	13,000	356,720
Haemonetics Corp. (b)	10,700	508,571
Mentor Corp.	10,300	566,603
Neurometrix, Inc. (b)	6,800	202,436
OraSure Technologies, Inc.	21,000	198,030
Thoratec Corp.	23,200	412,032

		2,992,514

Medical Systems - 0.35%
Aspect Medical Systems, Inc. (b)	11,800	349,634
Molecular Devices Corp. (b)	8,500	177,565
Per-Se Technologies, Inc. (b)	29,200	603,272
The TriZetto Group, Inc. (b)	35,700	504,084
TriPath Imaging, Inc.	40,100	283,106

		1,917,661

Metal Processors & Fabrication - 0.13%
Quanex Corp.	10,700	708,554

Metals - 0.15%
Reliance Steel & Aluminum Co.	15,900	841,587

Nutritional Products - 0.05%
Mannatech, Inc.	20,900	247,665

Oil & Gas - 0.45%
Energy Partners, Ltd. (b)	21,700	677,474
Frontier Oil Corp.	15,600	691,860
Swift Energy Co. (b)	21,800	997,350
WD-40 Co.	3,300	87,483

		2,454,167

Optical Supplies - 0.08%
Oakley, Inc.	26,300	456,042

Pharmaceuticals - 0.72%
Albany Molecular Research, Inc.	19,500	237,510
Alpharma, Inc., Class - A	17,600	437,712
Cubist Pharmaceuticals, Inc. (b)	19,400	417,876
Cypress Bioscience, Inc. (b)	19,300	104,413
Enzon, Inc. (b)	27,100	179,673
First Horizon Pharmaceutical Corp. (b)	23,200	460,984
Geron Corp.	49,400	507,338
Pharmion Corp. (b)	9,500	207,195
Salix Pharmaceuticals, Ltd.	11,500	244,375
United Therapeutics Corp. (b)	15,000	1,047,000
ZymoGenetics, Inc. (b)	5,500	90,750

		3,934,826

Physical Fitness Facilities - 0.08%
Nautilus Group, Inc.	20,800	459,056

Real Estate Investment Trust - 0.99%
Ashford Hospitality Trust	34,700	373,372
Boykin Lodging Co.	17,500	217,350
Capital Automotive REIT	2,500	96,775
Commercial Net Lease Realty	12,900	258,000
Cousins Properties	18,600	562,092
Entertainment Properties	2,000	89,260
Equity Inns, Inc.	39,300	530,550
Felcor Lodging Trust, Inc. (b)	37,200	563,580
Homebanc Corp.	12,100	93,412
Inland Real Estate Corp.	17,000	266,220
Innkeepers USA Trust	20,100	310,545
Investors Real Estate Trust	18,300	173,850
La Quinta Corp. (b)	68,500	595,265
LTC Properties, Inc.	14,900	315,880

Meristar Hospitality Corp.	16,500	150,645
National Health Investors, Inc.	11,300	311,993
New Century Financial Corp.	8,200	297,414
Omega Healthcare Investors, Inc.	11,100	154,512

		5,360,715

Resorts/Theme Parks - 0.07%
Sunterra Corp. (b)	29,900	392,587

Restaurants - 0.17%
CBRL Group, Inc.	2,400	80,784
CKE Restaurants, Inc.	19,200	253,056
Jack in the Box, Inc. (b)	14,300	427,713
O’Charley’s, Inc. (b)	13,200	188,892

		950,445

Retail - 0.75%
Asbury Automotive Group, Inc.	13,800	235,014
Cabela’s, Inc., Class - A	15,200	279,224
Conn’s, Inc. (b)	7,300	202,356
Guess?, Inc. (b)	17,400	372,882
Hibbett Sporting Goods, Inc. (b)	21,150	470,588
MSC Industrial Direct Co., Inc., Class - A	10,700	354,919
Payless ShoeSource, Inc. (b)	27,000	469,800
Select Comfort Corp.	8,500	169,830
Sonic Automotive, Inc.	19,000	422,180
Stein Mart, Inc.	11,200	227,360
The Bon-Ton Stores, Inc.	8,000	155,360
Too, Inc. (b)	4,600	126,178
United Auto Group, Inc.	17,200	568,288

		4,053,979

Semiconductors - 0.39%
ADE Corp. (b)	17,600	395,648
Edo Corp.	5,500	165,165
Entegris, Inc.	22,887	258,623
Micrel, Inc. (b)	42,200	473,906
Photronics, Inc. (b)	21,600	419,040
Sigmatel, Inc. (b)	20,600	416,944

		2,129,326

Steel - 0.19%
Maverick Tube Corp. (b)	10,300	309,000
NS Group, Inc. (b)	11,300	443,525
Steel Dynamics, Inc.	8,000	271,680

		1,024,205

Telecommunications Equipment - 0.20%
RCN Corp. (b)	17,600	373,472
SpectraLink Corp.	28,900	368,475
Symmetricom, Inc.	45,900	355,266

		1,097,213

Toys - 0.09%
JAKKS Pacific, Inc. (b)	30,000	486,900

Transportation & Shipping - 0.24%
GATX Corp.	14,700	581,385
Offshore Logistics, Inc. (b)	10,200	377,400
Swift Transportation Co., Inc. (b)	18,700	330,990

		1,289,775

		88,236,404

Frontier Capital Management Co. - 24.04%
Aerospace/Defense - 0.37%
BFGoodrich Corp.	32,900	1,458,786
Orbital Sciences Corp. (b)	46,073	575,913

		2,034,699

Agriculture - 0.29%
Delta Pine & Land Co.	59,200	1,563,472

Auction House - 0.21%
Sotheby’s Holdings, Inc., Class - A (b)	69,500	1,162,040

Auto Parts - 0.22%
Autoliv, Inc.	27,600	1,200,600

Banking & Finance - 1.04%
CheckFree Corp. (b)	25,000	945,500
E*Trade Group, Inc. (b)	71,100	1,251,360
MarketAxess Holdings, Inc. (b)	47,300	643,280
Portfolio Recovery Associates, Inc. (b)	15,800	682,244
Ritchie Bros. Auctioneers, Inc.	26,300	1,156,937
TNS, Inc. (b)	9,200	223,100
Waddell & Reed Financial, Inc.	39,500	764,720

		5,667,141

Broadcasting & Cable TV - 0.11%
Entercom Communications Corp. (b)	9,100	287,469
Insight Communications Co., Inc. (b)	25,000	290,750

		578,219

Business Equipment - 0.27%
Diebold, Inc.	14,500	499,670
Global Imaging Systems, Inc. (b)	17,100	582,255
Polycom, Inc. (b)	23,700	383,229

		1,465,154

Business Services - 0.13%
Amdocs, Ltd. (b)	25,000	693,250

Chemicals - 0.28%
Cabot Microelectronics Corp. (b)	14,500	426,010
FMC Corp. (b)	10,000	572,200
The Mosaic Co. (b)	33,900	543,078

		1,541,288

Coal - 0.28%
Massey Energy Co.	30,300	1,547,421

Communication Equipment - 0.64%
Avid Technology, Inc. (b)	33,643	1,392,820
Harmonic, Inc. (b)	82,800	481,896
Harris Corp.	11,800	493,240
Power-One, Inc. (b)	40,900	226,586
Sonus Networks, Inc. (b)	152,800	886,240

		3,480,782

Computer Equipment - 0.72%
Electronics for Imaging, Inc. (b)	31,600	724,904
InFocus Corp. (b)	88,200	304,290
Komag, Inc. (b)	57,900	1,850,484
Maxtor Corp. (b)	75,000	330,000
Seagate Technology Escrow (b)	30,268	0
Western Digital Corp. (b)	55,300	715,029

		3,924,707

Computer Software & Services - 1.12%
Ansoft Corp. (b)	28,900	840,990
BEA Systems, Inc. (b)	79,000	709,420
Citrix Systems, Inc. (b)	25,000	628,500
Genesis Microchip, Inc. (b)	31,600	693,620
Informatica Corp. (b)	61,900	744,038
Insight Enterprises, Inc. (b)	38,200	710,520
Mercury Computer Systems, Inc. (b)	34,200	897,750
Perot Systems Corp., Class - A (b)	27,600	390,540
WebEx Communications, Inc. (b)	19,700	482,847

		6,098,225

Construction - 1.35%
Chicago Bridge & Iron Co.	104,000	3,233,360
Fluor Corp.	42,100	2,710,398
Jacobs Engineering Group, Inc. (b)	21,100	1,422,140

		7,365,898

Consumer Discretionary - 0.04%
Sabre Holdings Corp.	10,500	212,940

Consumer Products & Services - 0.42%
ARAMARK Corp., Class - B	30,300	809,313
Digital Theater Systems, Inc. (b)	45,640	768,578
ValueVision Media, Inc., Class - A (b)	63,200	717,320

		2,295,211

Containers & Packaging - 0.58%
Crown Holdings, Inc. (b)	164,500	2,622,130
Smurfit-Stone Container Corp. (b)	50,000	518,000

		3,140,130

Electrical & Electronics - 4.89%
Actel Corp. (b)	52,400	757,704
Agere Systems, Inc. (b)	13,060	135,955
Anaren Microwave, Inc. (b)	29,000	408,900
Artesyn Technologies, Inc. (b)	59,200	550,560
C&D Technologies, Inc.	31,600	297,356
Cypress Semiconductor Corp. (b)	76,300	1,148,315
Dexcom, Inc. (b)	36,800	427,616
Fairchild Semiconductor International, Inc. (b)	23,700	352,182
GrafTech International, Ltd. (b)	139,600	758,028
Harman International Industries, Inc.	9,200	940,884
Input/Output, Inc. (b)	94,700	755,706
Integrated Device Technology, Inc. (b)	72,680	780,583
Intersil Holding Corp.	22,400	487,872
Itron, Inc. (b)	27,000	1,232,820
LoJack Corp. (b)	94,100	1,989,274
MEMC Electronic Materials, Inc. (b)	264,900	6,037,070
Microsemi Corp. (b)	68,500	1,749,490
National Semiconductor Corp.	56,600	1,488,580
PMC-Sierra, Inc. (b)	97,400	858,094
Rogers Corp. (b)	21,100	816,570
SBS Technologies, Inc. (b)	56,600	545,058
Semtech Corp. (b)	19,800	326,106
Silicon Laboratories, Inc. (b)	19,500	592,605
SiRF Technology Holdings, Inc. (b)	40,700	1,226,291
Skyworks Solutions, Inc. (b)	51,400	360,828
Synopsys, Inc. (b)	15,800	298,620
Trimble Navigation, Ltd. (b)	23,385	787,841
Zoran Corp. (b)	41,597	594,837

		26,705,745

Energy Equipment & Services - 1.34%
Core Laboratories NV (b)	34,200	1,103,292
Energy Conversion Devices, Inc. (b)	11,800	529,584
ENSCO International, Inc.	21,538	1,003,455
GlobalSantaFe Corp.	10,200	465,324
National-Oilwell, Inc. (b)	27,600	1,816,080
Noble Corp.	17,100	1,170,666
Transocean Sedco Forex, Inc. (b)	19,800	1,213,938

		7,302,339

Entertainment - 0.10%
Netflix, Inc. (b)	21,100	548,389

Health Care - 1.85%
Apria Healthcare Group, Inc. (b)	14,500	462,695
Cross Country Healthcare, Inc. (b)	45,800	850,048
Eclipsys Corp. (b)	73,700	1,314,808
Express Scripts, Inc., Class - A (b)	19,700	1,225,340
InterMune, Inc. (b)	29,000	479,950
Matria Healthcare, Inc. (b)	37,500	1,415,625
Omnicare, Inc.	17,100	961,533
Pall Corp.	27,600	759,000
PAREXEL International Corp. (b)	34,200	687,078
Pediatrix Medical Group, Inc. (b)	5,500	422,510

Psychiatric Solutions, Inc. (b)	15,800	856,834
Regeneration Technologies, Inc. (b)	79,600	650,332

		10,085,753

Industrial Products - 0.07%
Northwest Pipe Co. (b)	14,500	375,405

Insurance - 0.04%
PXRE Group, Ltd.	14,500	195,170

Internet Content - 0.08%
Harris Interactive, Inc. (b)	101,500	433,405

Internet Services - 0.25%
SafeNet, Inc. (b)	38,000	1,379,780

Lasers - Systems/Components - 0.07%
IntraLase Corp. (b)	27,200	400,112

Machinery & Engineering - 0.12%
Presstek, Inc. (b)	48,300	626,934

Media - 0.09%
Macrovision Corp. (b)	24,500	467,950

Medical - Biomedical/Genetic - 0.30%
Genomic Health, Inc. (b)	22,800	263,340
Millipore Corp. (b)	8,900	559,721
Wright Medical Group, Inc. (b)	33,500	826,780

		1,649,841

Medical Systems - 0.42%
Cyberonics (b)	35,100	1,047,384
Omnicell, Inc. (b)	42,100	409,633
STERIS Corp.	35,500	844,545

		2,301,562

Metals - 0.88%
Brush Engineered Materials, Inc. (b)	43,600	692,368
Coeur d’Alene Mines Corp. (b)	79,100	334,593
Freeport-McMoRan Copper & Gold, Inc., Class - B	21,100	1,025,249
Kaydon Corp.	42,100	1,196,061
Reliance Steel & Aluminum Co.	10,500	555,765
RTI International Metals, Inc. (b)	25,000	983,750

		4,787,786

Oil & Gas - 1.20%
Devon Energy Corp.	16,762	1,150,544
Interoil Corp. (b)	19,800	461,340
Remington Oil & Gas Corp. (b)	10,500	435,750
Talisman Energy, Inc.	67,100	3,277,163
Valero Energy Co.	10,577	1,195,892

		6,520,689

Packaging - 0.08%
Pactiv Corp. (b)	24,960	437,299

Paper & Related Products - 0.17%
Bowater, Inc.	33,200	938,564

Pharmaceuticals - 0.56%
Connetics Corp. (b)	23,700	400,767
ICON PLC - ADR (b)	24,800	1,240,000
Pharmaceutical Product Development, Inc. (b)	25,000	1,437,750

		3,078,517

Pollution Control - 0.29%
Bennett Evnironmental, Inc. (b)	145,200	413,820
Republic Services, Inc.	32,900	1,161,041

		1,574,861

Production Technology - 0.21%
Lam Research Corp. (b)	11,900	362,593
Sanmina-SCI Corp. (b)	67,200	288,288
Teradyne, Inc. (b)	28,900	476,850

		1,127,731

Restaurants - 0.25%
Panera Bread Co., Class - A (b)	13,200	675,576

Triarc Cos., Inc., Class - B	46,000	702,420

		1,377,996

Retail - 0.47%
CarMax, Inc. (b)	42,100	1,316,467
Dollar Tree Stores, Inc. (b)	57,900	1,253,535

		2,570,002

Semiconductors - 0.29%
Mindspeed Technologies (b)	284,400	685,404
STATS ChipPAC, Ltd. (b)	88,651	556,728
Vitesse Semiconductor (b)	175,100	329,188

		1,571,320

Steel - 0.10%
Maverick Tube Corp. (b)	18,400	552,000

Technology - 0.23%
ATMI, Inc. (b)	26,300	815,300
Hutchinson Technology, Inc. (b)	15,800	412,696

		1,227,996

Telecommunications Equipment - 0.41%
Andrew Corp. (b)	25,100	279,865
Arris Group, Inc. (b)	73,700	874,082
C-COR, Inc. (b)	45,700	308,475
Powerwave Technologies, Inc. (b)	40,800	529,992
RF Micro Devices, Inc. (b)	40,800	230,520

		2,222,934

Textile Manufacturing - 0.02%
Unifi, Inc. (b)	32,600	108,884

Transportation & Shipping - 0.90%
EGL, Inc. (b)	17,100	464,265
Kansas City Southern (b)	34,200	797,202
Kirby Corp. (b)	28,200	1,393,926
Landstar System, Inc.	39,500	1,581,185
Swift Transportation Co., Inc. (b)	38,200	676,140

		4,912,718

Utilities - 0.29%
Citizens Communications Co.	53,900	730,345
Western Gas Resources, Inc.	17,100	876,033

		1,606,378

		131,059,237

Geewax, Terker & Co. - 19.13%
Advertising - 0.13%
Ventiv Health, Inc. (b)	26,700	699,807

Aerospace/Defense - 0.39%
Curtiss-Wright Corp.	7,700	475,167
DRS Technologies, Inc.	23,600	1,164,896
Moog, Inc. (b)	450	13,284
Orbital Sciences Corp. (b)	39,000	487,500

		2,140,847

Auto Related - 0.06%
Lithia Motors, Inc.	10,600	307,188

Banking & Finance - 1.69%
Allied Capital Corp.	30,000	858,900
Apollo Investment Corp.	33,700	667,260
ASTA Funding, Inc.	2,875	87,285
Bank of the Ozarks, Inc.	8,510	292,148
Berkshire Hills Bancorp, Inc.	1,100	37,400
Capitol Bancorp, Ltd.	34,950	1,132,380
Cash America International, Inc.	43,200	896,400
City Holding Co.	11,500	411,240
Commercial Capital Bancorp, Inc.	32,000	544,000
Encore Capital Group, Inc. (b)	15,600	278,304
First Bancorp	19,400	328,248
First Niagara Financial Group, Inc.	31,100	449,084

First Place Financial Corp.	2,900	64,293
First State Bancorp.	2,200	46,618
Investment Technology Group, Inc.	32,800	970,880
ITLA Capital Corp. (b)	3,400	178,466
KeyCorp	10,000	322,500
MCG Capital Corp.	47,700	804,699
Sterling Financial Corp. (b)	31,447	709,130
United PanAm Financial Corp. (b)	2,473	61,751
Virginia Financial Group, Inc.	1,900	68,495

		9,209,481

Building Products - 0.03%
LSI Industries, Inc.	4,800	91,200
NCI Building Systems, Inc. (b)	1,500	61,185

		152,385

Business Services - 0.18%
Brady Corp., Class - A	29,400	909,636
Volt Information Sciences, Inc. (b)	3,400	69,088

		978,724

Casinos & Gaming - 0.37%
Argosy Gaming Co. (b)	14,500	681,355
Aztar Corp. (b)	22,400	690,144
Boyd Gaming Corp.	12,000	517,440
Monarch Casino & Resort, Inc. (b)	9,100	154,609

		2,043,548

Chemicals - 0.33%
Airgas, Inc.	40,700	1,205,941
Hercules, Inc. (b)	17,000	207,740
OM Group, Inc. (b)	18,100	364,353

		1,778,034

Commercial Services - 0.51%
Ace Cash Express, Inc. (b)	5,768	112,534
Chemed Corp.	16,700	723,778
NCO Group, Inc. (b)	21,600	446,256
URS Corp. (b)	36,500	1,474,235

		2,756,803

Compuer Hardware - 0.04%
Bell Microproducts, Inc. (b)	20,500	205,615

Computer Equipment - 0.15%
Komag, Inc.	26,000	830,960

Computer Software & Services - 0.53%
Genesis Microchip, Inc.	83,100	1,824,045
Perot Systems Corp., Class - A (b)	22,500	318,375
SYNNEX Corp. (b)	45,700	769,588

		2,912,008

Consumer Products & Services - 0.43%
Central Garden & Pet Co. (b)	18,700	846,175
Elizabeth Arden, Inc. (b)	1,900	41,002
Flanders Corp. (b)	6,100	74,054
Jarden Corp. (b)	23,550	967,199
John B. Sanfilippo & Son, Inc. (b)	11,500	201,250
Yankee Candle Co.	7,800	191,100

		2,320,780

Distribution/Wholesale - 0.34%
Hughes Supply, Inc.	31,000	1,010,600
WESCO International, Inc. (b)	25,400	860,298

		1,870,898

Electric Utilities - 0.20%
PNM Resources, Inc.	38,400	1,100,928

Electrical & Electronics - 0.27%
Anixter International, Inc. (b)	30,000	1,209,900
Watts Water Technologies, Inc., Class - A	9,200	265,420

		1,475,320

Electronic Components & Instruments - 0.07%
Multi-Fineline Electronix, Inc.	12,300	360,021

Entertainment - 0.13%
Gaylord Entertainment Co. (b)	15,400	733,810

Health Care - 0.78%
Beverly Enterprises, Inc. (b)	127,900	1,566,775
Genesis HealthCare Corp. (b)	35,705	1,439,626
Sunrise Assisted Living, Inc. (b)	18,300	1,221,342

		4,227,743

Homebuilders - 0.93%
Beazer Homes USA, Inc.	39,725	2,330,666
M/I Homes, Inc.	16,600	900,716
Meritage Corp. (b)	6,900	528,954
WCI Communities, Inc. (b)	46,400	1,316,368

		5,076,704

Hospital Management & Services - 0.09%
Lifepoint Hospitals, Inc. (b)	11,400	498,522

Insurance - 1.88%
American Equity Investment Life Holding Co.	88,700	1,006,745
American Physicians Capital, Inc. (b)	5,800	284,954
AmerUs Group Co.	31,900	1,830,103
Argonaut Group, Inc. (b)	6,500	175,565
CNA Surety Corp. (b)	30,800	437,976
Delphi Financial Group, Inc., Class - A	41,800	1,956,239
EMC Insurance Group, Inc.	5,800	104,690
FPIC Insurance Group, Inc. (b)	7,800	280,722
Midland Co.	8,200	295,446
Ohio Casualty Corp.	27,100	734,952
ProAssurance Corp. (b)	24,200	1,129,414
RLI Corp.	11,500	531,990
Safety Insurance Group, Inc.	6,200	220,658
Selective Insurance Group, Inc.	20,000	978,000
United Fire & Casualty Co.	6,100	275,171

		10,242,625

Internet Services - 0.14%
Equinix, Inc. (b)	17,700	737,205

Machinery & Engineering - 1.02%
Albany International Corp., Class - A	14,800	545,676
Applied Industrial Technologies, Inc.	27,600	990,288
IDEX Corp.	18,500	787,175
Joy Global, Inc.	64,250	3,242,055

		5,565,194

Manufacturing - 0.99%
Barnes Group, Inc.	10,600	380,116
Gardner Denver, Inc. (b)	22,900	1,021,340
MascoTech, Inc. (b)	4,290	0
Oshkosh Truck Corp.	9,800	422,968
Terex Corp. (b)	26,700	1,319,781
Trinity Industries, Inc.	56,000	2,267,440

		5,411,645

Medical Products - 0.09%
PolyMedica Corp.	14,700	513,618

Metals - 0.16%
Cleveland-Cliffs, Inc.	9,700	844,967

Oil & Gas - 3.23%
Callon Petroleum Co. (b)	16,800	351,624
Enbridge Energy Management, LLC (b)	136,440	0
Encore Acquisition Co. (b)	57,000	2,214,450
Energy Partners, Ltd. (b)	39,500	1,233,190
Forest Oil Corp. (b)	9,000	468,900
Frontier Oil Corp.	9,400	416,890
Giant Industries, Inc. (b)	23,800	1,393,252

Helmerich & Payne, Inc.	9,200	555,588
Holly Corp.	15,100	966,098
KCS Energy, Inc. (b)	140,100	3,856,952
Penn Virginia Corp.	20,100	1,159,971
Plains Exploration & Production Co. (b)	30,900	1,323,138
Southern Union Co. (b)	44,604	1,149,445
Superior Energy Services, Inc. (b)	3,100	71,579
Tesoro Corp.	23,400	1,573,416
Whiting Petroleum Corp. (b)	21,000	920,640

		17,655,133

Real Estate Investment Trust - 1.05%
Ashford Hospitality Trust	57,500	618,700
Capital Trust, Inc., Class - A	23,200	746,112
Digital Realty Trust, Inc.	7,200	129,600
Equity Inns, Inc.	63,300	854,550
Innkeepers USA Trust	28,200	435,690
La Quinta Corp. (b)	133,100	1,156,639
Newcastle Investment Corp.	27,400	764,460
RAIT Investment Trust	23,800	678,300
Sunstone Hotel Investors, Inc.	9,700	236,583
Universal Health Realty Income Trust	3,800	126,350

		5,746,984

Rental & Leasing - 0.25%
Aaron Rents, Inc.	54,137	1,144,998
United Rentals, Inc. (b)	12,100	238,491

		1,383,489

Resorts/Theme Parks - 0.15%
Bluegreen Corp. (b)	21,000	370,650
Vail Resorts, Inc. (b)	15,400	442,750

		813,400

Restaurants - 0.14%
Landry’s Restaurants, Inc.	21,300	624,090
O’Charley’s, Inc. (b)	8,700	124,497

		748,587

Retail - 0.49%
America’s Car- Mart, Inc. (b)	2,550	45,747
Asbury Automotive Group, Inc. (b)	5,800	98,774
Brown Shoe Co., Inc.	19,000	627,000
Conn’s, Inc. (b)	1,400	38,808
Stage Stores, Inc. (b)	52,350	1,406,645
The Pantry, Inc. (b)	11,771	439,882

		2,656,856

Steel - 0.38%
Freightcar America, Inc.	28,600	1,166,308
Schnitzer Steel Industries, Inc.	27,450	894,047

		2,060,355

Storage/Warehousing - 0.06%
Mobile Mini, Inc. (b)	8,000	346,800

Telecommunications Equipment - 0.14%
Powerwave Technologies, Inc. (b)	59,100	767,709

Transportation & Shipping - 1.31%
Alexander & Baldwin, Inc.	21,000	1,118,040
Genesee & Wyoming, Inc., Class - A (b)	54,400	1,724,480
Greenbrier Cos., Inc.	16,700	555,108
GulfMark Offshore, Inc. (b)	1,300	41,951
Heartland Express, Inc.	12,710	258,521
Kirby Corp. (b)	27,700	1,369,211
Marten Transport, Ltd. (b)	18,900	478,170
Pacer International, Inc. (b)	12,600	332,136
RailAmerica, Inc. (b)	61,300	729,470
SCS Transportation (b)	15,100	237,221
Wabtec Corp.	11,600	316,448

		7,160,756

		104,335,449

IronBridge Capital Management, LLC - 22.45%
Advertising - 0.33%
Aquantive, Inc. (b)	38,206	769,087
Ventiv Health, Inc.	39,212	1,027,746

		1,796,833

Aerospace/Defense - 0.21%
Orbital Sciences Corp. (b)	89,550	1,119,375

Apparel - 0.39%
Oxford Industries, Inc.	26,478	1,194,687
Russell Corp.	67,275	944,541

		2,139,228

Banking & Finance - 2.98%
BOK Financial Corp.	20,703	997,264
Cathay General Bancorp, Inc.	36,065	1,278,865
Commercial Capital Bancorp, Inc.	53,388	907,596
Community Bank System, Inc.	37,354	844,200
CompuCredit Corp. (b)	20,880	927,490
Doral Financial Corp.	54,159	707,858
Edwards (A.G), Inc.	29,013	1,271,060
First Bancorp	59,370	1,004,540
First Midwest Bancorp, Inc.	44,495	1,656,994
Jefferies Group, Inc.	44,805	1,951,258
Pacific Capital Bancorp	37,775	1,257,530
Texas Regional Bancshares	43,038	1,239,064
United Bankshares, Inc.	61,048	2,133,627

		16,177,346

Building Products - 0.55%
Apogee Enterprises, Inc.	54,486	931,710
Lennox International, Inc.	25,637	702,710
Texas Industries, Inc.	10,700	582,080
Universal Forest Products, Inc.	13,580	778,406

		2,994,906

Business Services - 0.42%
John H. Harland Co.	36,876	1,637,294
Source Interlink Cos., Inc. (b)	57,494	635,884

		2,273,178

Chemicals - 1.21%
Agrium, Inc.	59,539	1,308,072
FCM Corp. (b)	16,325	934,117
Lubrizol Corp.	42,305	1,833,076
Methanex Corp.	41,935	623,573
Symyx Technologies, Inc. (b)	73,426	1,917,888

		6,616,726

Coffee - 0.23%
Peets Coffee and Tea, Inc. (b)	41,580	1,273,180

Communication Equipment - 0.21%
ViaSat, Inc. (b)	45,400	1,164,510

Computer Equipment - 0.12%
Komag, Inc. (b)	19,755	631,370

Computer Software & Services - 0.68%
CACI International, Inc., Class - A (b)	10,200	618,120
MapInfo Corp. (b)	38,423	470,682
Mercury Computer Systems, Inc. (b)	63,536	1,667,820
THQ, Inc. (b)	45,835	977,202

		3,733,824

Electric Utilities - 0.54%
Avista Corp.	82,832	1,606,940
Black Hills Corp.	30,388	1,317,928

		2,924,868

Electrical & Electronics - 1.51%
Actel Corp. (b)	18,600	268,956
Aeroflex, Inc. (b)	93,145	871,837
Analogic Corp.	17,993	907,027
Cubic Corp.	33,465	572,921
Itron, Inc. (b)	13,259	605,406
Kemet Corp. (b)	171,700	1,438,847
OSI Systems, Inc. (b)	39,191	619,218
Synaptics, Inc. (b)	27,965	525,742
Thomas & Betts Corp.	27,269	938,326
Trimble Navigation, Ltd. (b)	44,531	1,500,250

		8,248,530

Energy - 0.17%
Headwaters, Inc. (b)	24,340	910,316

Footwear - 0.43%
Deckers Outdoor Corp. (b)	38,501	926,334
Wolverine World Wide, Inc.	67,967	1,430,705

		2,357,039

Golf - 0.19%
Callaway Golf Co.	68,720	1,036,985

Instruments-Scientific - 0.15%
Varian, Inc. (b)	23,080	792,106

Insurance - 0.63%
AmerUs Group Co.	16,707	958,481
Stewart Information Services Corp.	22,520	1,153,023
The Midland Co.	17,659	636,254
UICI	19,758	711,288

		3,459,046

Internet Content - 0.05%
Audible, Inc. (b)	22,908	281,539

Internet Services - 0.12%
Openwave Systems, Inc. (b)	35,426	636,959

Lasers - Systems/Components - 0.18%
Rofin-Sinar Technologies, Inc. (b)	26,095	991,349

Machinery & Engineering - 0.64%
IDEX Corp.	35,800	1,523,289
JLG Industries, Inc.	36,408	1,332,169
Lincoln Electric Holding, Inc.	16,174	637,256

		3,492,714

Manufacturing - 0.22%
Raven Industries, Inc.	41,217	1,205,597

Media - 0.40%
Imax Corp. (b)	66,907	697,840
Macrovision Corp. (b)	37,495	716,155
Media General, Inc., Class - A	13,233	767,646

		2,181,641

Medical - Biomedical/Genetic - 1.00%
CryoLife, Inc. (b)	79,712	553,998
Digene Corp. (b)	21,334	608,019
Exelixis, Inc. (b)	80,956	620,933
LifeCell Corp. (b)	66,804	1,444,970
Maxygen, Inc. (b)	100,200	830,658
Millipore Corp. (b)	22,230	1,398,045

		5,456,623

Medical Products - 1.12%
Cepheid, Inc. (b)	30,594	226,090
Intuitive Surgical, Inc. (b)	9,397	688,706
Kensey Nash Corp. (b)	20,939	641,990
Owens & Minor, Inc.	31,685	929,955
Respironics, Inc. (b)	32,000	1,349,759
Techne Corp. (b)	19,321	1,100,911
Thoratec Corp. (b)	67,306	1,195,354

		6,132,765

Medical Systems - 0.47%
American Medical Systems Holdings, Inc. (b)	43,462	875,759
Cerner Corp. (b)	19,627	1,706,175

		2,581,934

Metals - 0.18%
Commercial Metals Co.	29,180	984,533

Natural Gas Distribution - 0.41%
Energen Corp.	51,400	2,223,564

Office Furnishings - 0.23%
HNI Corp.	20,805	1,252,877

Oil & Gas - 0.93%
Cabot Oil & Gas Corp., Class - A	31,350	1,583,489
Southwestern Energy Co. (b)	29,970	2,199,798
Swift Energy Co. (b)	11,088	507,276
Unit Corp. (b)	13,793	762,477

		5,053,040

Oil-Field Services - 0.49%
Oceaneering International, Inc. (b)	30,090	1,607,107
TETRA Technologies, Inc. (b)	33,779	1,054,580

		2,661,687

Optical Supplies - 0.39%
Oakley, Inc.	124,034	2,150,750

Paper & Related Products - 0.38%
Longview Fibre Co.	49,095	956,862
Wausau-Mosinee Paper Corp.	89,800	1,123,398

		2,080,260

Pharmaceuticals - 0.15%
Perrigo Co.	55,579	795,335

Pollution Control - 0.11%
Duratek, Inc. (b)	32,172	588,104

Real Estate Investment Trust - 0.62%
Corporate Office Properties	72,840	2,545,758
Mid-America Apartment Communities, Inc.	17,948	834,761

		3,380,519

Restaurants - 0.17%
California Pizza Kitchen, Inc. (b)	32,391	947,113

Retail - 0.96%
BJ’S Wholesale Club, Inc. (b)	42,678	1,186,448
Cost Plus, Inc. (b)	24,800	450,120
Pacific Sunwear of California, Inc. (b)	53,530	1,147,683
Payless ShoeSource, Inc. (b)	45,457	790,952
Stage Stores, Inc.	23,540	632,520
The Men’s Wearhouse, Inc. (b)	38,515	1,028,351

		5,236,074

Semiconductors - 0.52%
Cohu, Inc.	39,520	934,648
Varian Semiconductor Equipment, Inc. (b)	45,005	1,906,862

		2,841,510

Steel - 0.16%
Chaparral Steel Co.	10,700	269,854
Valmont Industries, Inc.	20,101	590,165

		860,019

Superconductor Products and Systems - 0.23%
American Superconductor Corp. (b)	118,910	1,230,719

Telecommunications Equipment - 0.51%
Arris Group, Inc. (b)	103,136	1,223,192
JAMDAT Mobile, Inc. (b)	14,260	299,460
Newport Corp. (b)	41,550	578,792
Tekelec (b)	33,460	700,987

		2,802,431

Toys - 0.26%
Leapfrog Enterprises, Inc. (b)	95,565	1,411,495

Transportation & Shipping - 0.60%
Alexander & Baldwin, Inc.	18,436	981,533
Knight Transportation, Inc.	49,000	1,193,640
OMI Corp.	61,953	1,107,100

		3,282,273

		122,392,790

Sterling Johnston Capital Management, Inc. - 15.60%
Advertising - 0.32%
ValueClick, Inc. (b)	50,450	862,191
Ventiv Health, Inc. (b)	33,000	864,930

		1,727,121

Aerospace/Defense - 0.42%
BE Aerospace, Inc. (b)	64,250	1,064,623
Esterline Technologies Corp. (b)	32,800	1,242,792

		2,307,415

Banking & Finance - 0.24%
Advanta Corp., Class - B	27,850	786,205
Cash America International, Inc.	24,350	505,263

		1,291,468

Business Services - 0.28%
CTRIP.COM International - ADR	10,550	676,044
Ipayment Holdings, Inc.	22,600	855,184

		1,531,228

Casinos & Gaming - 0.23%
Magna Entertainment Corp., Class - A (b)	78,900	525,474
Pinnacle Entertainment, Inc. (b)	40,550	743,282

		1,268,756

Commercial Services - 0.13%
Healthcare Services Group, Inc.	35,400	681,450

Communication Equipment - 0.22%
Labarge, Inc.	43,950	567,834
Time Warner Telecom, Inc.	83,500	651,300

		1,219,134

Communications - 0.49%
General Cable Corp. (b)	40,550	681,240
j2 Global Communications, Inc. (b)	23,900	966,038
SBA Communications Corp. (b)	68,050	1,051,373

		2,698,651

Computer Equipment - 0.16%
Silicon Storage Technology, Inc. (b)	158,000	850,040

Computer Software & Services - 0.78%
Blue Coat Systems, Inc.	20,750	902,210
Informatica Corp.	73,000	877,460
Internet Security Systems, Inc. (b)	29,400	705,894
Progress Software Corp. (b)	16,150	513,086
The Trizetto Group, Inc	29,900	422,188
Wind River Systems, Inc. (b)	64,900	839,157

		4,259,995

Construction - 0.21%
Granite Construction, Inc.	29,700	1,135,728

Consumer Products - 0.35%
Revlon, Inc., Class - A (b)	289,350	931,707
Skechers U.S.A., Inc. (b)	59,500	974,015

		1,905,722

Consumer Products & Services - 0.26%
Playtex Products, Inc. (b)	67,150	738,650
Tupperware Corp.	30,400	692,512

		1,431,162

Distribution/Wholesale - 0.20%
Aviall, Inc. (b)	32,150	1,086,027

Electrical & Electronics - 0.45%
Belden CDT, Inc.	4,350	84,521

Kopin Corp.	110,250	766,238
Microsemi Corp. (b)	34,000	868,359
SonoSite, Inc. (b)	24,750	734,580

		2,453,698

Electronic Components & Instruments - 0.17%
M-Systems Flash Disk Pioneers, Ltd. (b)	30,800	921,536

Energy - 0.69%
Goodrich Petroleum Corp.	19,050	447,104
James River Coal Co.	12,450	628,352
Stone Energy Corp.	27,550	1,681,651
Toreador Resources Corp. (b)	27,850	985,890

		3,742,997

Engineering Services - 0.13%
Foster Wheeler, Ltd.	22,600	698,114

Footwear - 0.19%
Wolverine World Wide, Inc.	49,000	1,031,450

Health & Personal Care - 0.10%
American Retirement	28,400	534,772

Health Care - 0.85%
Eclipsys Corp.	23,400	417,456
Matria Healthcare, Inc. (b)	26,125	986,218
Option Care, Inc.	65,875	964,410
Psychiatric Solutions, Inc. (b)	17,500	949,025
United Surgical Partners (b)	14,025	548,518
Wellcare Health Plans, Inc. (b)	20,700	766,935

		4,632,562

Hospital Management & Services - 0.15%
Symbion, Inc. (b)	32,300	835,601

Internet Services - 0.26%
Equinix, Inc. (b)	21,050	876,732
Ixia (b)	35,350	519,999

		1,396,731

Machinery & Engineering - 0.84%
Bucyrus International, Inc.	28,450	1,397,748
Middleby Corp.	5,900	427,750
Nacco Industries, Inc.	5,800	663,810
Regal-Beloit Corp.	41,600	1,349,503
The Manitowoc Co., Inc.	14,400	723,600
TurboChef Technologies, Inc. (b)	1	16

		4,562,427

Manufacturing - 0.58%
Builders Firstsource, Inc. (b)	43,100	962,423
Jos. A. Bank Clothiers, Inc. (b)	20,100	868,722
Mikohn Gaming Corp.	45,200	600,708
Phillips-Van Heusen Corp.	23,800	738,276

		3,170,129

Medical - Biomedical/Genetic - 0.22%
Illumina, Inc. (b)	24,400	312,564
LifeCell Corp.	41,400	895,482

		1,208,046

Medical Products - 0.38%
PSS World Medical, Inc.	30,900	412,206
Syneron Medical, Ltd. (b)	23,250	849,555
West Pharmaceutical Services, Inc.	26,400	783,288

		2,045,049

Medical Supplies - 0.13%
American Commercial Lines	26,850	698,100

Medical Systems - 0.42%
American Medical Systems Holdings, Inc. (b)	48,150	970,223
AmSurg Corp. (b)	20,600	563,616
Aspect Medical Systems, Inc.	25,000	740,750

		2,274,589

Metals - 0.38%
Carpenter Technology Corp.	13,700	802,957
Coeur d’Alene Mines Corp.	229,400	970,362
LKQ Corp.	9,800	295,960

		2,069,279

Oil & Gas - 1.39%
Berry Petroleum Co., Class - A	10,350	690,242
Brigham Exploration Co. (b)	56,300	723,455
Global Industries, Ltd. (b)	90,700	1,336,917
Grey Wolf, Inc. (b)	121,700	1,025,931
Oil States International, Inc. (b)	31,200	1,132,872
Petrohawk Energy Corp. (b)	98,350	1,417,223
Superior Energy Services, Inc. (b)	55,850	1,289,577

		7,616,217

Oil-Field Services - 0.26%
Oceaneering International, Inc. (b)	26,700	1,426,047

Pharmaceuticals - 1.13%
Adams Respiratory Therapeutics, Inc.	18,800	607,052
Cubist Pharmaceuticals, Inc. (b)	32,750	705,435
CV Therapeutics, Inc. (b)	18,500	494,875
Encysive Pharmaceuticals, Inc. (b)	54,500	642,010
First Horizon Pharmaceutical Corp. (b)	35,350	702,405
Geron Corp.	60,800	624,416
HealthExtras, Inc. (b)	41,700	891,545
SFBC International, Inc. (b)	20,000	887,800
United Therapeutics Corp. (b)	7,000	488,600
ZymoGenetics, Inc.	9,750	160,875

		6,205,013

Restaurants - 0.01%
Ruth’s Chris Steak House, Inc.	3,600	66,168

Retail - 1.02%
Brown Shoe Co., Inc.	21,550	711,150
Coldwater Creek, Inc. (b)	22,725	573,125
Conn’s, Inc. (b)	32,550	902,286
Dress Barn, Inc. (b)	51,400	1,169,863
Guess?, Inc.	37,700	807,911
MarineMax, Inc. (b)	20,400	519,996
Retail Ventures, Inc.	83,100	912,438

		5,596,769

Semiconductors - 0.15%
Standard Microsystems Corp.	27,400	819,534

Steel - 0.58%
Maverick Tube Corp.	36,200	1,086,000
Oregon Steel Mills, Inc. (b)	33,400	931,860
Steel Dynamics, Inc.	33,450	1,135,962

		3,153,822

Telecommunications Equipment - 0.81%
Arris Group, Inc. (b)	76,100	902,546
ECI Telecom, Ltd. (b)	104,900	875,915
Nice Systems, Ltd. (b)	17,300	781,614
Tekelec	41,500	869,425
Teledyne Technologies, Inc. (b)	28,100	968,607

		4,398,107

Transportation & Shipping - 0.02%
Forward Air Corp.	3,100	114,204

		85,064,858

Total Common Stocks (Cost $410,033,388)		531,088,738

Mutual Funds - 0.16%
Geewax, Terker & Co. - 0.16%
iShares Russell 2000 Value Index Fund	13,100	863,683

Total Mutual Funds (Cost $852,591)		863,683

Repurchase Agreements - 1.55%
Frontier Capital Management Co. - 1.55%
Bankers Trust Co., Repurchase Agreement, dated 9/30/05, due 10/3/05 at 2.50% with a maturity value of $8,476,086 (Collateralized by U.S. Treasury Bill, 3.95%, 12/22/05, with a market value of $8,495,161)	8,474,321	8,474,321

Total Repurchase Agreements (Cost $8,474,321)		8,474,321

Time Deposits - 0.65%
IronBridge Capital Management, LLC - 0.44%
Eurodollar Time Deposit, 3.00%, 10/3/05	2,400,435	2,400,435

Sterling Johnston Capital Management, Inc. - 0.21%
Eurodollar Time Deposit, 3.00%, 10/3/05	1,167,109	1,167,109

Total Time Deposit (Cost $3,567,544)		3,567,544

Total Investments (Cost $422,927,844) (a) - 99.76%		543,994,286
Other assets in excess of liabilities - 0.24%		1,308,271

Net Assets - 100.00%		$545,302,557

Percentages indicated are based on net assets of $545,302,557.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,940,439. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$131,282,759
Unrealized depreciation	(15,156,756)

Net unrealized appreciation	$116,126,003

(b)	Represents non-income producing securities.

ADR – American Depository Receipt

See accompanying notes to Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments - September 30, 2005 (Unaudited)

	Shares or Principal Amount	Value
Common/Preferred Stocks (96.46%)
Artisan Partners LP (33.67%)
Australia (0.05%)
Publishing & Broadcasting, Ltd. (Multimedia)	49,013	$615,815

Belgium (0.43%)
Interbrew (Brewery)	133,854	5,293,679

Brazil (0.13%)
Telesp Celular Participacoes SA (Telecommunications Services) (b)	392,067	1,532,982

Canada (1.26%)
Corus Entertainment, Inc., B Shares (Multimedia)	50,394	1,458,660
EnCana Corp. (Oil & Gas)	174,700	10,199,100
Nortel Networks Corp. - ADR (Telecommunications Equipment) (b)	1,127,900	3,676,954

		15,334,714

Denmark (0.20%)
Novo-Nordisk A/S, Class B (Pharmaceuticals)	49,400	2,442,827
Vestas Wind Systems A/S (Power Converters)	11,200	270,605

		2,713,432

France (2.53%)
Accor SA (Hotels & Lodging)	35,099	1,772,349
AXA (Diversified Financial Services)	91,426	2,509,367
Carrefour SA (Food-Retail)	126,298	5,809,874
JC Decaux SA (Advertising) (b)	216,809	4,783,529
LVMH Moet Hennessy Louis Vuitton SA (Luxury Goods)	55,672	4,589,436
M6 Metropole Television (Media)	20,086	507,128
PagesJaunes SA (Media)	135,939	3,708,244
PPR SA (Retail)	44,329	4,650,510
Vivendi Universal SA (Multimedia) (c)	77,404	2,526,339

		30,856,776

Germany (3.23%)
Allianz AG (Financial Services) (c)	38,872	5,250,511
Bayerische Hypo- und Vereinsbank AG (Banking) (b)	183,797	5,168,359
Commerzbank AG (Banking) (c)	221,500	6,063,534
Deutsche Post AG (Transportation) (c)	246,412	5,768,318
E.ON AG (Electric)	48,795	4,491,614
Heidelberger Druckmaschinen AG (c) (Printing)	30,126	1,029,964
ProSiebenSat.1 Media AG - Preferred (Media)	235,614	4,074,368
RWE AG (Electric)	15,045	994,382
SAP AG (Software)	11,300	1,955,417
Siemens AG (Manufacturing)	58,545	4,513,203

		39,309,670

Hong Kong (1.44%)
Cheung Kong (Holdings), Ltd. (Real Estate)	191,900	2,167,104
China Merchants Holdings International Co., Ltd. (Diversified Operations)	122,000	273,659
China Mobile (Hong Kong), Ltd. (Cellular Telecommunications Services)	1,945,800	9,531,964
Citic Pacific, Ltd. (Conglomerate)	172,500	482,558
Cosco Pacific, Ltd. (Rental Auto/Equipment)	184,000	358,175
MTR Corp., Ltd. (Transportation)	662,700	1,388,260
Sun Hung Kai Properties, Ltd. (Real Estate)	321,600	3,331,214

		17,532,934

Italy (1.49%)
Assicurazioni Generali SpA (Insurance)	159,139	5,018,095
ENI SpA (Oil & Gas)	157,876	4,687,996
Saipem SpA (Oil & Gas)	499,136	8,415,403

		18,121,494

Japan (7.55%)
AEON Co., Ltd. (Retail)	10,000	200,881
Bridgestone Corp. (Tires)	111,000	2,376,476
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	101,100	1,928,471
Credit Saison Co., Ltd. (Banking)	341,100	14,966,326
Honda Motor Co., Ltd. (Automobiles)	131,800	7,455,119
Japan Tobacco, Inc. (Tobacco)	184	2,901,850
Jupiter Telecommunications Co., Ltd. (Cable TV) (c) (b)	6,696	5,787,468
KEYENCE Corp. (Electronics)	13,500	3,394,626
Mitsubishi Corp. (Import/Export)	441,300	8,709,357
Mitsubishi Estate Co., Ltd. (Real Estate)	58,000	796,159
Mitsui & Co., Ltd. (Trading)	126,900	1,588,766
Mitsui Fudosan Co., Ltd. (Real Estate)	48,000	721,903
Mizuho Financial Group, Inc. (Financial Services)	1,655	10,527,841
ORIX Corp. (Financial Services)	53,000	9,572,687
Sega Sammy Holdings, Inc. (Leisure/Recreational Products)	170,700	6,737,762
Sega Sammy Holdings, Inc. W/I (Leisure/Recreational Products)	170,700	6,617,445
SMC Corp. (Machinery)	24,100	3,208,379
The Sumitomo Trust & Banking Co., Ltd. (Financial Services)	526,300	4,330,962

		91,822,478

Luxembourg (0.14%)
RTL Group (Multimedia)	22,425	1,732,774

Mexico (0.91%)
Grupo Televisa SA - ADR (Multimedia)	91,000	6,525,610
Walmart DE Mexico SA (Retail)	889,400	4,535,283

		11,060,893

Netherlands (2.10%)
ASML Holding NV (Semiconductors) (b)	386,567	6,345,617
ASML Holding NV - New York Shares - ADR (Semiconductors) (b)	61,900	1,021,969

Fortis AG (Banking)	442,799	12,797,351
ING Groep NV (Diversified Financial Services)	181,685	5,410,268

		25,575,205

Norway (0.29%)
Aker ASA, A Shares (Diversified Operations) (b)	700	20,847
Stolt Offshore SA (Oil Field Services) (b)	305,600	3,535,416

		3,556,263

Portugal (0.50%)
Banco Commercial Portugues SA (Banking) (c)	2,205,387	6,122,026

Russia (1.03%)
AFK Sistema - GDR (Telecom Services) (c) (b)	101,069	2,223,518
Lukoil - ADR (Oil & Gas)	179,600	10,371,900

		12,595,418

Singapore (0.66%)
DBS Group Holdings, Ltd. (Banking)	44,650	417,018
Singapore Airlines, Ltd. (Airlines)	658,600	4,516,026
Singapore Telecommunications, Ltd. (c)	2,127,630	3,081,334

		8,014,378

South Korea (0.39%)
Hana Bank (Banking)	19,550	721,368
Kookmin Bank (Financial Services)	67,340	3,969,149

		4,690,517

Spain (1.19%)
Banco Bilbao Vizcaya Argentaria SA (Banking)	267,018	4,681,599
Banco Santander Central Hispano SA (Banking)	223,400	2,934,281
Industria de Diseno Textil SA (Apparel) (c)	82,900	2,432,756
Promotora de Informaciones SA (Prisa) (Media)	230,349	4,442,831

		14,491,467

Sweden (1.20%)
Ericsson (LM), Class B (Telecommunications Equipment)	2,396,800	8,750,831
Ericsson (LM), Class B - ADR (Telecommunications Equipment)	159,300	5,868,612

		14,619,443

Switzerland (3.40%)
Keppel Corp., Ltd. (Diversified Operations)	377,100	2,830,981
Nestle SA, Class B (Food) (c)	37,602	11,011,558
Nobel Biocare Holding AG (Medical Products)	2,157	508,333
Novartis AG (Pharmaceuticals)	101,183	5,132,641
Roche Holding AG - Genusschein (Pharmaceuticals)	55,233	7,673,384
Swiss Re (Diversified Financial Services)	6,365	418,038
UBS AG - Registered (Banking)	162,517	13,813,066

		41,388,001

Taiwan (0.24%)
Chunghwa Telecom Co., Ltd. – ADR (c) (Telecommunications)	157,200	2,909,772

United Kingdom (3.29%)
British Sky Broadcasting Group PLC (Television)	801,215	7,920,021
Cadbury Schweppes PLC (Food)	203,031	2,048,142
Carnival PLC (Cruise Lines)	55,607	2,874,398
Hilton Group PLC (Gambling)	104,524	579,747
ITV PLC (Television)	3,603,074	7,180,476
Kingfisher PLC (Retail)	2,292,926	8,734,647
Smith & Nephew PLC (Medical Products)	86,175	723,419
Tesco PLC (Food - Retail)	1,163,765	6,352,250
William Morrison Supermarkets PLC (Food - Retail)	1,176,734	3,688,838

		40,101,938

		409,992,069

Capital Guardian Trust Co. (62.79%)
Australia (1.49%)
Amcor, Ltd. (Packaging)	195,100	998,072
ANZ Group, Ltd. (Banking)	56,199	1,028,305
BHP Billiton, Ltd. (Mining)	20	339
Brambles Industries, Ltd. (Commerical Services)	75,435	509,552
Foster’s Brewing Group, Ltd. (Brewery)	213,639	949,579
Insurance Australia Group, Ltd. (Insurance)	152,424	634,495
News Corp. (Multimedia)	60,764	945,985
Promina Group, Ltd. (Insurance)	380,700	1,451,226
Qantas Airways, Ltd. (Transportation)	468,210	1,202,964
QBE Insurance Group, Ltd. (Insurance) (c)	185,202	2,637,574
Rinker Group, Ltd. (Construction)	302,285	3,821,053
Wesfarmers, Ltd. (Conglomerate)	40,300	1,233,595
Woolworths, Ltd. (Retail)	218,999	2,776,620

		18,189,359

Austria (0.15%)
Raiffeisen International Bank Holding AG (Banking) (b)	11,100	740,978
Telekom Austria AG (Telecommunications)	51,712	1,028,461

		1,769,439

Belgium (0.21%)
UCB SA (Pharmaceuticals)	48,100	2,538,667

Brazil (0.15%)
Companhia Vale do Rio Doce - ADR (Metals - Diversified)	21,000	921,060
Companhia Vale do Rio Doce - SP ADR (Metals - Diversified)	24,000	933,840

		1,854,900

Canada (3.24%)
Abitibi-Consolidated, Inc. (Paper & Related Products)	151,600	609,165
Alcan Aluminium, Ltd. (Building Materials)	169,400	5,371,184
Cameco Corp. (Metals & Mining)	70,800	3,778,193
Canadian Natural Resources, Ltd. (Oil & Gas)	35,000	1,581,053
Great-West Lifeco, Inc. (Insurance)	49,400	1,236,913
Inco, Ltd. (Metals & Mining)	81,600	3,863,760
Magna International, Inc., Class A (Auto Related)	13,200	992,896

Manulife Financial Corp. (Insurance)	26,900	1,435,037
Methanex Corp. (Chemicals)	74,800	1,108,291
Noranda, Inc. (Metals - Diversified)	104,014	2,780,687
Potash Corp. of Saskatchewan, Inc. (Agriculture)	60,400	5,630,474
Rogers Communications, Inc., Class B (Cable TV)	24,700	972,528
Suncor Energy, Inc. (Oil & Gas)	35,200	2,132,838
Telus Corp. (Telecommunications Services)	48,800	2,036,902
Telus Corp. (Telecommunications Services)	71,800	2,925,254
Thomson Corp. (Publishing & Printing)	36,300	1,355,550
Toronto-Dominion Bank (Banking)	32,200	1,588,112

		39,398,837

Denmark (0.38%)
Novo Nordisk A/S (Pharmaceutical Products)	53,800	2,660,407
TDC A/S, Class B (Telecommunications)	37,600	2,022,840

		4,683,247

Finland (0.23%)
Nokia Oyj (Telecommunications Equipment)	92,100	1,542,840
Stora Enso Oyj (Paper & Related Products)	89,400	1,229,028

		2,771,868

France (6.04%)
Accor SA (Hotels)	56,100	2,832,809
Air Liquide SA (Chemicals)	13,700	2,518,897
AXA (Insurance)	56,500	1,550,754
BNP Paribas SA (Banking)	176,600	13,423,001
Bouygues SA (Wireless Telecommunications Services)	196,500	9,131,353
Carrefour SA (Food - Retail)	24,000	1,104,032
Dassault Systems SA (Computer Software)	23,900	1,234,994
Essilor International SA (Optical Supplies)	27,600	2,285,213
France Telecom SA (Telecommunications)	11,600	332,882
Groupe Danone (Food Products & Services)	31,860	3,432,373
L’Oreal SA (Cosmetics & Toiletries)	29,700	2,300,264
Lafarge SA (Building Materials)	30,700	2,700,523
Michelin, Class B (Tire & Rubber)	19,900	1,168,914
Renault SA (Automobiles)	15,500	1,467,764
Sanofi-Aventis (Pharmaceuticals)	184,800	15,267,680
Sanofi-Aventis (Pharmaceuticals)	5,417	446,171
Schneider Electric SA (Hand/Machine Tools)	77,900	6,150,370
Societe Generale (Banking)	19,500	2,224,989
Veolia Environnement (Utilities - Water)	37,200	1,569,539
Vivendi Universal SA (Multimedia) (c)	71,900	2,346,697

		73,489,219

Germany (4.37%)
Allianz AG Holdings (Insurance)	45,800	6,186,289
Bayer AG (Chemicals)	148,300	5,449,755
Bayerische Hypo- und Vereinsbank AG (Banking) (b)	40,800	1,147,293
Bayerische Motoren Werke AG (Automobiles)	28,200	1,321,298
DaimlerChrysler AG (Automobiles)	77,900	4,133,011
Deutsche Bank AG (Banking)	22,900	2,145,112
Deutsche Boerse AG (Financial Services)	19,992	1,907,306
Deutsche Post AG (Services) (c)	97,500	2,282,401
E.ON AG (Utilities)	57,100	5,256,096
Infineon Technologies AG (Semiconductors) (b)	132,700	1,302,841
Infineon Technologies AG - ADR (Semiconductors) (b)	69,200	686,464
SAP AG (Software)	34,700	6,004,687
SAP AG - ADR (Software)	34,400	1,490,552
Siemens AG (Industrial Conglomerates)	134,500	10,368,533
Volkswagen AG (Automobiles)	57,300	3,532,404

		53,214,042

Greece (0.06%)
OPAP SA (Gambling)	23,410	726,930

Hong Kong (0.75%)
Hang Lung Group, Ltd. (Real Estate) (c)	545,000	1,050,360
Hang Lung Properties, Ltd. (Real Estate) (c)	975,000	1,552,288
Johnson Electric Holdings, Ltd. (Electronics)	1,006,000	966,173
Li & Fung, Ltd. (Distributors)	1,520,000	3,517,294
Sun Hung Kai Properties, Ltd. (Real Estate)	163,000	1,688,395
Swire Pacific, Ltd. (Diversified Financial Services)	40,200	370,279

		9,144,789

India (0.05%)
Infosys Technologies, Ltd. - ADR (Applications Software)	8,200	609,096

Ireland (0.20%)
CRH PLC (Construction)	89,400	2,422,604

Italy (0.34%)
Credito Italiano (Financial - Banking)	212,700	1,198,778
ENI SpA (Oil & Gas)	98,000	2,910,028

		4,108,806

Japan (17.60%)
Advantest Corp. (Electrical & Electronics)	29,000	2,248,458
AEON Co., Ltd. (Retail)	190,000	3,816,740
AIFUL Corp. (Diversified Financial Services)	16,080	1,347,320
Astellas Pharma, Inc. (Pharmaceuticals)	69,200	2,603,383
Bridgestone Corp. (Automobile Tires)	48,000	1,027,665
Canon, Inc. (Business Equipment)	48,200	2,603,225
Chubu Electric Power Co., Inc. (Electrical & Electronics)	32,200	785,850
Daiichi Sankyo Co., Ltd. (Pharmaceuticals) (b)	182,300	3,734,339

Daiwa House Industries Co., Ltd. (Manufacturing/Housing)	107,000	1,399,956
East Japan Railway Co. (Transportation)	195	1,113,304
Fanuc, Ltd. (Electronic Components)	75,600	6,114,609
Hirose Electric Co., Ltd. (Electrical & Electronics)	17,900	2,086,493
Hoya Corp. (Electrical Components)	16,700	554,705
Hoya Corp. W/I (Electronic Components) (b)	50,100	1,703,841
Kansai Electric Power Co. (Electrical & Electronics)	126,700	2,796,330
Kao Corp. (Food & Household Products)	68,000	1,674,537
KEYENCE Corp. (Electrical & Electronics)	4,700	1,181,833
Millea Holdings, Inc. (Insurance)	293	4,698,326
Mitsubishi Corp. (Distribution/Wholesale)	261,500	5,160,881
Mitsubishi Estate Co., Ltd. (Real Estate)	662,000	9,087,190
Mitsubishi Heavy Industries, Ltd. (Manufacturing - Diversified)	232,000	821,709
Mitsubishi Tokyo Financial Group, Inc. (Financial Services)	1,696	22,268,609
Mitsui & Co., Ltd. (Import/Export)	136,000	1,702,696
Mitsui Fudosan Co., Ltd. (Real Estate)	92,000	1,383,648
Mitsui Sumitomo Insurance Co., Ltd. (Insurance)	185,730	2,150,213
Mizuho Financial Group, Inc. (Banking)	504	3,206,062
Murata Manufacturing Co., Ltd. (Electrical & Electronics)	19,800	1,104,264
NGK SPARK PLUG Co., Ltd. (Auto Parts)	111,000	1,608,767
Nidec Corp. (Electrical Components)	14,100	838,546
Nidec Corp. W/I (Manufacturing) (b)	14,100	837,304
Nikon Corp. (Semiconductors)	92,000	1,160,740
Nintendo Co., Ltd. (Toys)	25,800	3,009,621
Nippon Electric Glass Co., Ltd. (Electrical & Electronics)	166,000	2,990,925
Nippon Telegraph & Telephone Corp. (NTT) (Telecommunications)	1,085	5,334,185
Nissan Motor Co., Ltd. (Automobiles)	484,400	5,531,122
Nitto Denko Corp. (Chemical)	58,400	3,287,894
NTT DoCoMo, Inc. (Telecommunications Services)	513	913,004
Omron Corp. (Electronic Components)	65,800	1,602,969
ORIX Corp. (Diversified Financial Services)	7,500	1,354,626
Ricoh Co., Ltd. (Electrical & Electronics)	163,000	2,546,247
Rohm Co. (Semiconductors)	42,400	3,679,648
SECOM Co., Ltd. (Business & Public Services)	29,500	1,419,119
Sekisui House (Manufacturing/Housing)	214,000	2,622,678
Shimamura Co., Ltd. (Retail Apparel)	14,100	1,562,802
Shin-Etsu Chemical Co., Ltd. (Chemicals)	43,000	1,875,330
Shionogi & Co., Ltd. (Pharmaceuticals)	91,000	1,238,722
SMC Corp. (Manufacturing)	36,100	4,805,912
Softbank Corp. (Software)	136,700	7,587,754

Sompo Japan Insurance, Inc. (Insurance)	244,200	3,233,767
SONY Corp. (Electrical & Electronics)	29,100	956,326
Sumitomo Corp. (Import/Export)	526,100	5,553,020
Sumitomo Forestry Co., Ltd. (Forestry) (b)	57,000	578,035
Sumitomo Mitsui Financial Group, Inc. (Banking)	2,281	21,503,701
Suzuki Motor Corp. (Automobiles)	327,500	6,059,471
T&D Holdings, Inc. (Insurance)	25,650	1,527,700
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	82,300	4,901,744
TDK Corp. (Electrical & Electronics)	18,400	1,311,507
Tohoku Electric Power Co., Inc. (Electric)	38,100	847,599
Tokyo Electric Power Co., Inc. (Utility Services - Electric)	21,500	543,656
Tokyo Electron, Ltd. (Semiconductors)	90,200	4,792,123
Tokyo Gas Co., Ltd. (Oil & Gas)	371,000	1,506,881
Toyota Motor Corp. (Auto Related)	21,500	985,022
Trend Micro, Inc. (Internet Security)	75,000	2,372,247
Uni-Charm Corp. (Cosmetics & Toiletries)	25,600	1,105,198
Yahoo Japan Corp. (Internet Service Provider)	1,488	1,743,648
Yahoo Japan Corp. W/I (Web Portals) (b)	1,219	1,449,912
Yamada Denki Co., Ltd. (Retail-Consumer Electron)	56,900	4,326,405
Yamato Transport Co., Ltd. (Transport - Services)	285,500	4,693,771

		214,175,834

Luxembourg (0.10%)
SES Global - FDR (Telecommunications Services)	81,500	1,274,187

Mexico (0.75%)
America Movil SA de CV, Series L - ADR (Telecommunications Services)	345,600	9,096,192

Netherlands (5.05%)
ABN Amro Holding NV (Diversified Financial Services)	400,729	9,597,463
Aegon NV (Insurance)	234,688	3,483,022
Fortis (Banking)	29,500	852,581
Heineken Holding NV, Class A (Brewery)	75,000	2,210,839
Heineken NV (Brewery)	183,858	5,901,397
ING Groep NV (Diversified Financial Services)	214,438	6,385,596
Koninklijke KPN NV (Telecommunications Services)	1,005,300	9,012,243
Koninklijke Numico NV (Food) (b)	31,500	1,378,255
Reed Elsevier NV (Publishing & Printing)	92,500	1,276,092
Royal Dutch Shell PLC, A Shares (Oil - Integrated)	448,499	14,805,345
Royal Dutch Shell PLC, ADR (Oil - Integrated)	17,000	1,115,880
TNT NV (Transport - Services)	68,000	1,689,070
Unilever NV (Consumer Goods)	31,000	2,203,509
VNU NV (Printing & Publishing)	50,229	1,578,427

		61,489,719

Norway (0.31%)
DNB NOR ASA (Financial Services)	198,200	2,043,205
Statoil ASA (Oil & Gas)	71,200	1,767,006

		3,810,211

Portugal (0.06%)
Portugal Telecom SA (Telecommunications Services)	75,000	684,973

Russia (0.00%)
YUKOS - ADR (Oil & Gas) (b)	11,100	48,396

Singapore (0.61%)
Development Bank of Singapore, Ltd. (Banking)	161,000	1,503,695
Singapore Telecommunications, Ltd. (Telecommunications) (c)	3,380,150	4,895,292
United Overseas Bank, Ltd. (Banking)	127,360	1,061,522
United Overseas Land, Ltd. (Real Estate)	12,736	17,617

		7,478,126

South Africa (0.65%)
Sasol, Ltd. (Oil & Gas)	204,000	7,909,516

South Korea (0.83%)
Samsung Electronics (Electronics)	12,820	7,224,612
Samsung Electronics - GDR (Electronics)	10,340	2,931,390

		10,156,002

Spain (3.07%)
Altadis SA (Tobacco)	36,400	1,630,269
Banco Bilbao Vizcaya Argentaria SA (Banking)	433,000	7,591,744
Banco Santander Central Hispano SA (Banking)	540,500	7,099,279
Iberdrola SA (Utilities)	75,700	2,115,033
Industria de Diseno Textil SA (Apparel) (c)	57,900	1,699,114
Repsol YPF SA (Oil & Gas)	317,300	10,279,887
Telefonica SA (Telecommunications Services)	427,574	6,998,207

		37,413,533

Sweden (1.00%)
Assa Abloy AB, Class B (Metal Products)	84,800	1,197,956
Atlas Copco AB, A Shares (Manufacturing)	142,200	2,751,832
Ericsson (LM), Class B (Telecommunications Equipment)	1,915,200	6,992,487
Ericsson (LM), Class B - ADR (Telecommunications Equipment)	33,500	1,234,140

		12,176,415

Switzerland (5.34%)
Credit Suisse Group (Diversified Financial Services)	113,830	5,039,761
Holcim, Ltd., Class B (Building Products)	138,036	9,167,203
Nestle SA (Food) (c)	23,023	6,742,170
Novartis AG (Pharmaceuticals)	265,606	13,473,215
Richemont AG INH A Units (Retail-Specialty)	228,051	9,030,763
Roche Holding AG (Pharmaceuticals)	51,072	7,095,306
Serono SA, Class B (Medical)	1,065	700,290
Swiss Re (Diversified Financial Services)	93,982	6,172,516
Swisscom AG (Telecommunications Services)	10,162	3,321,377
Synthes, Inc. (Medical Products)	7,940	928,849
UBS AG - Registered (Banking)	40,003	3,400,039

		65,071,489

Taiwan (0.22%)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Semiconductors)	329,478	2,708,309

United Kingdom (9.54%)
Adecco SA (Human Resources)	29,040	1,326,120
Anglo American PLC (Mining)	47,300	1,409,774
ARM Holdings PLC (Semiconductor Equipment)	519,300	1,076,113
AstraZeneca PLC (Pharmaceuticals)	36,951	1,717,151
AstraZeneca PLC (Pharmaceuticals)	246,800	11,494,323
Billiton PLC (Metals & Mining)	107,388	1,734,814
Bradford & Bingley PLC (Mortgage Banks)	225,000	1,354,119
Brambles Industries PLC (Diversified Operations)	166,891	1,025,004
British Land Co. PLC (Real Estate)	83,500	1,384,991
Cadbury Schweppes PLC (Beverages)	163,595	1,650,318
Carnival PLC (Cruise Lines)	30,100	1,555,908
Centrica PLC (Gas-Distribution)	278,210	1,207,006
Diageo PLC (Wine & Spirits)	106,900	1,536,515
Euronext (Finance)	34,700	1,527,025
Hanson PLC (Building Products)	66,200	687,078
HBOS PLC (Diversified Financial Services)	580,400	8,736,401
HSBC Holdings PLC (Banking)	229,500	3,711,536
Lloyds TSB Group PLC (Financial)	258,000	2,124,899
Next PLC (Retail)	51,800	1,271,659
Northern Rock PLC (Financial Services)	85,000	1,251,720
Pearson PLC (Printing & Publishing)	414,600	4,818,550
Reckitt Benckiser PLC (Household Products)	39,300	1,196,979
Reed Elsevier PLC (Publishing)	609,400	5,637,020
Rolls-Royce Group PLC (Aerospace/Defense) (b)	222,000	1,462,329
Royal Bank of Scotland Group PLC (Banking) (c)	392,900	11,149,097
Royal Dutch Shell PLC, B Shares (Oil - Integrated)	125,851	4,345,812
Scottish & Southern Energy (Utilities - Electrical)	95,700	1,736,717
Standard Chartered PLC (Banking)	217,900	4,699,864
Tesco PLC (Retail - Grocery)	231,700	1,264,702
Unilever PLC (Consumer Goods)	527,100	5,503,213
Vodafone (Telecommunications Services)	8,316,216	21,633,131
Wolseley PLC (Distribution/Wholesale)	64,300	1,359,665
Xstrata PLC (Mining) (b)	107,500	2,785,043
Yell Group PLC (Publishing)	87,000	733,797

		116,108,393

		764,523,098

Total Common/Preferred Stocks (Cost $910,336,263)		1,174,515,167

Convertible Bonds (0.06%)
Capital Guardian Trust Co. (0.06%)
Credit Suisse Group Financial, 6.00%, 12/23/05 (Financial Services) *	605,000	733,928

Total Convertible Bonds (Cost $437,842)		733,928

Time Deposits (3.20%)
Artisan Partners LP (0.94%)
Eurodollar Time Deposit, 3.00%, 10/3/05	11,438,199	11,438,199

Capital Guardian Trust Co. (2.26%)
Eurodollar Time Deposit, 3.00%, 10/3/05	27,474,792	27,474,792

Total Time Deposits (Cost $38,912,991)		38,912,991

Total Investments (Cost $949,687,096) (a) - 99.72%		1,214,162,086
Other assets in excess of liabilities - 0.28%		3,443,327

Net Assets - 100.00%		$1,217,605,413

Percentages indicated are based on net assets of $1,217,605,413.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $10,580,797 Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$267,372,721
Unrealized depreciation	(13,478,529)

Net unrealized appreciation	$253,894,192

(b)	Represents non-income producing securities.

(c)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

*	Principal amount is denominated in Swiss Franc.

ADR – American Depository Receipt

FDR – Fiduciary Depository Receipt

GDR – Global Depository Receipt

W/I – When Issued

See accompanying notes to the Schedule of Investments.

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on Trade Date	Value On 9/30/2005	Unrealized Gain/(Loss)
	Currencies Purchased
714,115	British Pound	7/8/2005	10/12/2005	$1,240,645	$1,259,418	$18,773
1,958,389	British Pound	7/12/2005	10/14/2005	$3,484,058	$3,453,827	$(30,231)
1,392,702	British Pound	9/26/2005	12/20/2005	$2,474,076	$2,453,614	$(20,462)
2,362,931	British Pound	9/26/2005	12/20/2005	$4,197,647	$4,162,931	$(34,716)
20,065	Euro	9/28/2005	10/3/2005	$24,161	$24,112	$(49)
469,450	Euro	9/29/2005	10/4/2005	$565,416	$564,142	$(1,274)
27,113,691	Japanese Yen	9/29/2005	10/4/2005	$240,178	$238,993	$(1,185)
102,631,765	Japanese Yen	9/29/2005	10/4/2005	$908,423	$904,245	$(4,178)
396,529,350	Japanese Yen	8/22/2005	1/10/2006	$3,669,495	$3,533,087	$(136,408)
296,417	Norwegian Krone	9/28/2005	10/3/2005	$45,579	$45,276	$(303)
693,204	Norwegian Krone	9/29/2005	10/4/2005	$106,391	$105,889	$(502)
33,856	Singapore Dollar	9/28/2005	10/3/2005	$20,010	$20,015	$5
379,652	Singapore Dollar	9/29/2005	10/4/2005	$224,815	$224,452	$(363)
540,415	Swiss Franc	9/28/2005	10/3/2005	$417,857	$417,680	$(177)

	Total Currency Purchased			$17,618,751	$17,407,681	$(211,070)

	Currencies Sold
107	British Pound	9/28/2005	10/3/2005	$189	$188	$1
29,690	British Pound	9/29/2005	10/4/2005	$52,329	$52,361	$(32)
46,984	Canadian Dollar	9/29/2005	10/4/2005	$40,096	$40,432	$(336)
433,766	Danish Kroner	9/29/2005	10/4/2005	$69,977	$69,869	$108
1,304,414	Euro	9/28/2005	10/3/2005	$1,567,971	$1,567,753	$218
106,409	Euro	9/28/2005	10/3/2005	$187,854	$127,891	$59,963
18,230	Euro	9/29/2005	10/4/2005	$21,961	$21,912	$49
2,829,306	Euro	7/12/2005	10/14/2005	$3,484,058	$3,399,995	$84,063
2,828,477	Euro	7/5/2005	10/7/2005	$3,383,000	$3,399,498	$(16,498)
50,542,574	Japanese Yen	9/28/2005	10/3/2005	$446,647	$445,457	$1,190
60,890,482	Japanese Yen	9/28/2005	10/3/2005	$538,158	$536,480	$1,678
49,208,139	Japanese Yen	9/27/2005	10/3/2005	$434,375	$433,552	$823
22,828,406	Japanese Yen	9/27/2005	10/3/2005	$201,380	$201,198	$182
396,529,350	Japanese Yen	7/5/2005	1/10/2006	$3,615,000	$3,533,087	$81,913
1,597,833	Swiss Franc	7/8/2005	10/12/2005	$1,240,645	$1,234,610	$6,035
3,169,232	Swiss Franc	9/26/2005	12/20/2005	$2,474,076	$2,466,286	$7,790
5,376,378	Swiss Franc	9/26/2005	12/20/2005	$4,197,647	$4,183,880	$13,767
2,053,557	Swiss Franc	8/16/2005	12/19/2005	$1,650,000	$1,597,922	$52,078
3,780,927	Swiss Franc	9/16/2005	12/20/2005	$3,003,000	$2,942,306	$60,694

	Total Currency Sold			$26,608,363	$26,254,677	$353,686

	Net Unrealized Gain/(Loss)					$142,616

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments - September 30, 2005 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Mortgages - 28.10%
Fannie Mae, Pool #255321	5.50%	7/1/24	$3,034,982	$3,053,212
Fannie Mae, Pool #255493	5.50	11/1/24	1,036,412	1,042,636
Fannie Mae, Pool #255550	5.50	12/1/24	669,779	673,802
Fannie Mae, Pool #380433	6.49	8/1/08	1,477,649	1,530,474
Fannie Mae, Pool #564235	9.00	11/1/30	30,845	33,997
Fannie Mae, Pool #560912	9.50	10/1/30	1,099	1,220
Fannie Mae, Pool #564319	9.50	11/1/30	422	468
Fannie Mae, Pool #725231	5.00	2/1/34	482,969	473,914
Fannie Mae, Pool #727435	4.50	7/1/18	296,481	290,836
Fannie Mae, Pool #727437	4.50	7/1/18	344,171	337,143
Fannie Mae, Pool #727437	6.00	3/1/25	1,022,386	1,046,095
Fannie Mae, Pool #744131	6.50	12/1/24	1,086,879	1,118,738
Fannie Mae, Pool #747631	6.50	11/1/33	28,793	29,635
Fannie Mae, Pool #815987	5.00	4/1/30	1,149,949	1,127,272
Fannie Mae, Pool #826643	6.00	6/1/35	2,323,155	2,362,504
Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	39,769	40,203
Fannie Mae, Series 1998-M1, Class A2	6.25	1/25/08	549,721	562,424
Fannie Mae, Series 1998-M6, Class A2	6.32	8/15/08	548,684	567,602
Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	915,346	937,185
Fannie Mae, Series 2001-60, Class PM	6.00	3/25/30	165,569	166,116
Fannie Mae, Series 2002-11, Class QC	5.50	3/25/17	55,000	56,051
Fannie Mae, Series 2002-56, Class VD	6.00	4/25/20	91,227	91,846
Fannie Mae, Series 2003-63, Class A2	2.34	7/25/44	14,167	14,139
Fannie Mae, Series 2003-122, Class TU	4.00	5/25/16	1,120,000	1,109,307
Fannie Mae, Series 2003-W10, Class 3A2B	3.06	7/25/37	362,681	360,034
Fannie Mae, Series 2003-W14, Class 1A5	4.71	9/25/43	338,300	337,532
Fannie Mae, Series 2003-W18, Class 1A3	4.73	8/25/43	372,692	372,032
Fannie Mae, Series 2003-W19, Class 1A3	4.78	11/25/33	32,973	32,836
Fannie Mae, Series 2004-W1, Class 1A3	4.49	11/25/43	619,427	617,865
Fannie Mae, Series 2004-W4, Class A2	5.00	6/25/34	1,670,000	1,672,588
Fannie Mae, Series 2004-W10, Class A23	5.00	8/25/34	1,685,000	1,675,344
Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,276,000	2,221,168
Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,150,000	1,122,060
Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	455,000	443,229
Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	555,000	537,814
Fannie Mae, Series 2561, Class TU	4.16	6/25/42	511,057	508,558
Fannie Mae, TBA	0.00	10/1/33	925,000	881,641
Freddie Mac, Gold Pool #A15111	6.00	10/1/33	42,211	42,952
Freddie Mac, Gold Pool #A15401	6.50	11/1/33	64,888	66,724
Freddie Mac, Gold Pool #A17062	6.00	12/1/33	1,257,884	1,279,960
Freddie Mac, Gold Pool #E64408	7.50	12/1/10	31,160	31,607
Freddie Mac, Gold Pool #G10985	7.50	2/1/10	5,319	5,504
Freddie Mac, Series 1977, Class E	7.00	7/15/12	51,667	52,599
Freddie Mac, Series 2278, Class H	6.50	1/15/31	82,184	83,232
Freddie Mac, Series 2378, Class PE	5.50	11/15/16	1,330,000	1,355,654
Freddie Mac, Series 2390, Class CH	5.50	12/15/16	35,000	35,550
Freddie Mac, Series 2399, Class PG	6.00	1/15/17	30,000	31,131
Freddie Mac, Series 2405, Class PE	6.00	1/15/17	70,000	72,658
Freddie Mac, Series 2453, Class BD	6.00	5/15/17	682,969	700,720
Freddie Mac, Series 2497, Class BM	5.00	2/15/22	10,565	10,610
Freddie Mac, Series 2512, Class PE	5.50	2/15/22	1,565,000	1,605,073
Freddie Mac, Series 2533, Class PE	5.50	12/15/21	495,000	507,875
Freddie Mac, Series 2543, Class HG	4.75	9/15/28	514,055	514,197
Freddie Mac, Series 2552, Class KB	4.25	6/15/27	1,121,412	1,118,365

Freddie Mac, Series 2640, Class BG	5.00	2/15/32	155,000	152,146
Freddie Mac, Series 2662, Class DG	5.00	10/15/22	110,000	107,539
Freddie Mac, Series 2682, Class LC	4.50	7/15/32	595,000	573,326
Freddie Mac, Series 2721, Class PE	5.00	1/15/23	75,000	73,800
Freddie Mac, Series 2727, Class PB	4.25	4/15/23	1,000,000	989,906
Freddie Mac, Series 2727, Class PE	4.50	7/15/32	1,910,000	1,840,399
Freddie Mac, Series 2728, Class TC	4.00	2/15/23	1,765,000	1,736,823
Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,192,000	1,165,575
Freddie Mac, Series 2750, Class NB	4.00	12/15/22	1,947,000	1,915,119
Freddie Mac, Series 2778, Class JD	5.00	12/15/32	2,070,000	2,034,165
Freddie Mac, Series 2783, Class PD	5.00	1/15/33	950,000	928,070
Freddie Mac, Series 2836, Class EG	5.00	12/15/32	2,080,000	2,026,253
Freddie Mac, Series 2844, Class PD	5.00	12/15/32	2,080,000	2,026,256
Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,700,000	1,660,690
Freddie Mac, Series 2869, Class BG	5.00	7/15/33	250,000	245,019
Freddie Mac, Series 2911, Class BU	5.00	9/15/23	1,650,000	1,654,399
Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,186,000	1,149,882
Freddie Mac, Series 2921, Class NE	5.00	9/15/33	1,700,000	1,632,258
Freddie Mac, Series 2938, Class ND	5.00	10/15/33	2,215,000	2,148,643
Freddie Mac, Series 2941, Class XD	5.00	5/15/33	1,105,000	1,071,511
Freddie Mac, Series 2950, Class ND	5.00	6/15/33	1,845,000	1,789,125
Freddie Mac, Series 2976, Class HP	4.50	1/15/33	1,810,000	1,768,589
Freddie Mac, TBA	0.00	10/1/33	140,000	136,981
Government National Mortgage Association, Pool #424989	6.00	10/15/33	12,955	13,272
Government National Mortgage Association, Pool #580834	6.00	6/20/34	273,941	279,395
Government National Mortgage Association, Pool #616201	6.00	1/15/34	88,416	90,578
Government National Mortgage Association, Pool #616522	6.00	7/20/34	1,321,624	1,349,815
Government National Mortgage Association, Pool #616528	6.00	7/15/34	993,001	1,017,349
Government National Mortgage Association, Pool #616571	6.50	8/20/34	1,873,878	1,940,374
Government National Mortgage Association, Series 2003-116, Class ND	3.75	6/20/26	1,770,000	1,746,234
Government National Mortgage Association, Series 2004-11, Class QE	5.00	12/16/32	1,425,000	1,381,628
Government National Mortgage Association, Series 2004-26, Class GD	5.00	11/16/32	900,000	882,076

Total U.S. Government Agency Mortgages (Cost $73,218,221)				72,491,126

Corporate Bonds - 22.95%
21ST Century Insurance	5.90	12/15/13	380,000	388,114
Agfirst Farm Credit Bank	8.39	12/15/16	1,630,000	1,843,938
Alcan, Inc.	5.75	6/1/35	515,000	506,319
America West Airlines, Series 1999-1	7.93	1/2/19	417,004	448,508
American General Corp., Series B *	8.13	3/15/46	1,755,000	2,270,531
American International Group, Inc.	5.05	10/1/15	1,000,000	996,660
Armt 2005-10 3A22	5.44	10/1/35	590,000	588,894
Auburn Hills Trust	12.38	5/1/20	97,000	146,381
Autopista Del Maipo *	7.37	6/15/22	1,495,000	1,785,508
BAE Systems 2001 Asset Trust *	7.16	12/15/11	312,640	329,665
BB&T Capital Trust 1	5.85	8/18/35	325,000	320,504
BFC Finance Corp., Series 1996-A	7.38	12/1/17	445,000	512,115
British Telecom PLC	8.88	12/15/30	1,325,000	1,797,274
Celulosa Arauco*	5.63	4/20/15	1,018,000	1,009,607
Centex Corp.	5.25	6/15/15	181,000	173,419
Centex Corporation	5.45	8/15/12	905,000	894,510

Cleveland Electric Illumination	7.43	11/1/09	50,000	54,750
Consumers Energy Corp.	4.00	5/15/10	990,000	951,841
Consumers Energy*	5.00	2/15/12	870,000	865,549
Continental Cablevision	9.00	9/1/08	5,000	5,547
DaimlerChrysler North America Holding Corp.	4.75	1/15/08	782,000	777,880
Dobie Center Properties, Ltd.*	6.41	5/1/08	720,000	752,044
Dobie Center Properties, Ltd.*	6.46	5/1/09	770,000	810,691
Downey Financial Corp.	6.50	7/1/14	725,000	741,621
Duke Capital Corp., LLC	4.30	5/18/06	922,000	921,410
Eastern Energy, Ltd.*	6.75	12/1/06	569,000	582,514
Entergy Louisiana	6.30	9/1/35	295,000	278,725
Enterprise Products Operating LP *	5.00	3/1/15	301,000	285,596
Enterprise Products Operating LP *	4.95	6/1/10	415,000	407,874
Enterprise Products Operating LP *	7.50	2/1/11	237,000	259,219
ERAC USA Finance Co.	8.00	1/15/11	1,090,000	1,230,428
Erp Operating LP	6.95	3/2/11	459,000	499,041
Farmers Credit Bank of Texas	7.56	11/29/49	1,134,000	1,216,215
Farmers Exchange Capital *	7.20	7/15/48	690,000	711,563
Ford Motor Credit Co.	6.88	2/1/06	925,000	928,785
Ford Motor Credit Co.	6.50	1/25/07	80,000	80,093
FPL Group Capital, Inc.	4.09	2/16/07	1,030,000	1,023,228
General Motors Acceptance Corp.	6.50	12/5/05	135,000	135,228
General Motors Acceptance Corp.	6.15	4/5/07	80,000	79,391
General Motors Acceptance Corp.	6.13	8/28/07	745,000	733,376
Goldman Sachs Group, Inc.	4.75	7/15/13	313,000	305,850
Halliburton Co.	6.00	8/1/06	1,450,000	1,464,204
Harrah’s Operating Co., Inc. *	5.75	10/1/17	417,000	408,168
Harrah’s Operating Co., Inc. *	5.63	6/1/15	960,000	949,019
HBOS PLC *	5.92	10/1/15	100,000	100,244
Health Care Services Corp.*	7.75	6/15/11	1,141,000	1,306,968
HSBC Bank USA	5.88	11/1/34	295,000	302,699
HSBC Finance Corp.	5.00	6/30/15	320,000	314,716
Hydro-Quebec	8.25	4/15/26	85,000	119,425
Indiana Michigan Power Co.	6.13	12/15/06	135,000	137,194
JP Morgan Chase Capital XV	5.88	3/15/35	1,426,000	1,395,850
JP Morgan Chase XVII	5.85	8/1/35	295,000	288,901
Mantis Reef, Ltd.*	4.69	11/14/08	1,790,000	1,765,387
Marsh & Mclennan Cos., Inc.	5.15	9/15/10	565,000	561,469
Merrill Lynch & Co.	4.79	8/4/10	959,000	955,687
Mizuho Finance (Cayman)	8.38	4/27/49	2,135,000	2,311,138
Nationwide Financial Services	5.10	10/1/15	285,000	280,181
Newmont Mining, Inc.	5.88	4/1/35	565,000	553,752
Northwest Airlines, Inc.	6.26	11/20/21	1,232,886	1,232,306
OneAmerica Financial Partners, Inc.*	7.00	10/15/33	475,000	534,145
PLC Trust, Series 2003-1*	2.71	3/31/06	582,786	581,154
Resona Bank, Ltd. *	5.85	4/15/49	645,000	636,606
Sappi Papier Holding AG *	6.75	6/15/12	481,000	489,258
SBC Communications	5.88	2/1/12	967,000	1,011,724
Sempra Energy	4.62	5/17/07	1,125,000	1,122,648
TCI Communications, Inc.	8.75	8/1/15	791,000	982,166
TCI Communications, Inc.	10.13	4/15/22	295,000	410,986
TCI Communications, Inc.	9.88	6/15/22	120,000	165,909
Telecom Italia Capital	5.25	11/15/13	895,000	888,654
Telecom Italia Capital	5.25	10/1/15	515,000	506,054
Time Warner, Inc.	7.63	4/15/31	1,100,000	1,288,683
TXU Australia Holdings	6.15	11/15/13	950,000	1,020,222
TXU Energy Co. LLC	7.00	3/15/13	475,000	515,672
Tyco International Group SA	6.75	2/15/11	1,343,000	1,450,584
Tyco International Group SA	6.88	1/15/29	1,088,000	1,248,451
United Mexican States	8.38	1/14/11	50,000	57,500
Verizon New Jersey, Inc.	5.88	1/17/12	1,039,000	1,073,391
Westar Energy, Inc.	5.95	1/1/35	760,000	757,931

Westfield Capital Corp.*	4.38	11/15/10	245,000	239,084
Weyerhaeuser Co.	7.13	7/15/23	50,000	55,162
Weyerhaeuser Co.	7.38	3/15/32	143,000	161,764
Xcel Energy, Inc.	7.00	12/1/10	830,000	905,967

Total Corporate Bonds (Cost $58,130,862)				59,201,429

Collateralized Mortgage Obligations - 19.98%
American Home Mortgage Investment Trust, Series, 2005-2, Class 5A3	5.08	9/25/35	1,740,000	1,740,000
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3	4.88	11/10/42	1,770,000	1,768,849
Banc of America Mortgage Securities, Series 2003 - J, Class 2A8	4.22	11/25/33	1,305,000	1,283,109
Banc of America Mortgage Securities, Series 2004-G, Class 2A6	4.66	8/25/34	1,990,000	1,996,488
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 2A3	4.45	8/25/35	960,000	950,400
Chase Commercial Mortgage Securities Corp., Series 1996-2, Class A2	6.90	11/19/28	172,860	173,750
Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1	5.50	4/25/33	1,056,989	1,061,462
Citicorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	1,142,791	1,148,030
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2	6.50	6/25/34	914,763	938,490
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	958,702	988,362
Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1	6.00	2/25/35	1,103,859	1,112,925
Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	269,680	272,127
Countrywide Alternative Loan Trust, Series 2004-J8, Class 1A1	7.00	9/25/34	955,024	984,709
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	5.79	10/25/35	1,030,487	1,040,716
Countrywide Alternative Loan Trust, Series 2005-J6, Class 2A1	5.50	7/25/25	1,803,505	1,802,331
Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	1,603,158	1,591,337
Countrywide Home Loans, Series 2003-1, Class 1A6	4.75	3/25/33	27,306	27,248
CS First Boston Mortgage Securities Inc., Series 1999-C1, Class A1	6.91	9/15/41	468,165	473,389
First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class A3	7.38	4/18/29	845,194	865,876
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3	6.87	7/15/29	681,797	702,421
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class C	6.91	4/15/29	771,000	802,403
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A1	5.99	4/15/34	935,844	943,588
Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	107,447	111,946
Green Tree Financial Corp., Series 1999-2, Class A3	6.08	12/1/30	92,199	92,966
GS Mortgage Securities Corporation II, Series 2005-GG4, Class AJ *	4.78	7/10/39	2,493,000	2,431,496
GS Mortgage Securities Corporation II, Series 2005-GG4, Class G *	5.45	7/10/39	1,247,000	1,216,460

Impac Secured Assets Corp., Series 2005-1, Class 3A1	4.99	7/25/35	1,231,035	1,224,903
JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class A3	7.09	9/15/29	1,281,028	1,315,834
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A2	4.82	4/15/30	1,190,000	1,188,801
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AM	4.79	7/15/40	1,245,000	1,218,920
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1	3.81	12/21/34	1,286,557	1,229,868
Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	188,173	190,729
Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	614,728	622,235
Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	698,688	704,449
Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	348,907	352,888
Master Asset Securitization Trust, Series 2003-6, Class 8A1	5.50	7/25/33	203,697	202,232
Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	1,014,861	1,013,783
Morgan Stanley Capital I, Series 1997-ALIC, Class C	6.84	1/15/28	240,014	239,894
Mortgage Capital Funding, Inc., Series 1996-MC1, Class C	7.80	6/15/28	665,701	669,980
Nationslink Funding Corp., Series 1998-2, Class E	7.11	8/20/30	1,271,000	1,354,937
New York City Mortgage Loan Trust, Series 1996, A3*	6.75	9/25/19	515,000	541,672
Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	1,038,931	1,042,665
Residential Asset Securitization Trust, Series 2002-A13, Class A3	5.00	12/25/17	65,933	65,976
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ	5.12	7/15/42	2,535,000	2,551,733
Washington Mutual, Series 2003-AR11, Class A6	3.99	10/25/33	1,205,000	1,174,996
Washington Mutual, Series 2004-AR5, Class A6	3.86	6/25/34	1,050,000	1,016,206
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6	4.00	8/25/34	1,880,000	1,851,687
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A14	4.11	6/25/35	1,835,000	1,800,594
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4	4.11	6/25/35	287,203	282,267
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2	4.99	10/25/35	3,165,000	3,146,990

Total Collateralized Mortgage Obligations (Cost $52,123,665)				51,525,117

U.S. Treasury Notes - 15.98%
U.S. Treasury Notes	3.00	12/31/06	530,000	522,505
U.S. Treasury Notes	3.38	2/15/08	15,263,000	14,987,549
U.S. Treasury Notes	5.00	8/15/11	11,167,000	11,603,652
U.S. Treasury Notes	4.75	5/15/14	5,090,000	5,243,891
U.S. Treasury Notes	6.00	2/15/26	7,504,000	8,850,030

Total U.S. Treasury Notes (Cost $40,858,135)				41,207,627

Asset Backed Securities - 6.29%
Advanta Mortgage Loan Trust, Series 2000-2, Class A6	7.72	3/25/15	53,829	55,071
Ameriquest Finance Nim Trust, Series 2004-RN5, Class A	5.19	6/25/34	285,075	283,758
Capital One Multi-Asset Execution Trust, Series 2004-B3, Class B3	4.15	1/18/22	2,195,000	2,241,312
Capital One Multi-Asset Execution Trust, Series 2005-B1, Class B1	4.90	12/15/17	1,125,000	1,114,430
Centex Home Equity, Series 2000-D, Class A6	6.93	1/25/31	32,242	32,168
Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	60,938	61,074
Countrywide Home Loans, Series 2003-BC3, Class N *	8.00	9/25/33	73,126	73,492
Credit-Based Asset Servicing and Securities, Series 2004 - CB4, Class A3	4.63	5/25/35	1,290,000	1,286,152
Drive Auto Receivables Trust, Series 2004-1, Class A3 *	3.50	8/15/08	1,165,000	1,155,527
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	40,000	42,995
MMCA Automobile Trust, Series 2002-2, Class A4	4.30	3/15/10	669,533	668,033
MMCA Automobile Trust, Series 2002-3, Class A4	3.57	8/17/09	968,266	964,523
MMCA Automobile Trust, Series 2002-4, Class A4	3.05	11/16/09	559,315	554,427
Park Place Securities Net Interest Margin Trust, Series 2005-WCH1, Class A *	4.00	2/25/35	824,245	818,063
Park Place Securities Net Interest margin Trust, Series 2004-MCW1, Class A	4.46	9/25/34	301,911	301,911
Park Place Securities Net Interest Margin Trust, Series 2005-WCW1, Class A *	4.25	9/25/35	1,169,809	1,161,035
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF6	4.78	8/25/35	271,000	263,416
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2	4.72	10/25/35	3,910,000	3,910,000
Ryder Vehicle Lease Trust, Series 1999-A, Class A5	7.13	10/16/06	72,979	73,067
UCFC Home Equity Loan, Series 1998-B, Class A8	6.18	10/15/29	18,901	18,929
WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	1,155,745	1,141,287

Total Asset Backed Securities (Cost $16,291,522)				16,220,670

Taxable Municipal Bond - 4.13%
Allegheny County PA, Residential Finance Authority, Mortgage Revenue, Zero Coupon (FHA)	0.00	8/1/28	55,000	10,041
Allegheny County PA, Residential Finance Authority, Mortgage Revenue, Zero Coupon (FHA)	0.00	8/1/28	185,000	33,977
Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	910,000	878,150
Clearfield City Utah Multi-Family, Revenue, Local Housing	6.65	11/1/07	130,000	131,851
Delaware River Port Authority, Revenue, Port District Project, Series A	7.32	1/1/08	45,000	47,588

Denver Colorado City & County Special Facilities Airport Revenue, Series B	7.25	1/1/10	125,000	136,563
Essex County NJ Import Authority Reference - Taxable - GTD Lease, Series B (AMBAC)	5.10	10/1/29	1,360,000	1,264,800
Hoboken New Jersey, GO (MBIA)	5.33	2/1/18	990,000	1,023,413
Houston Texas Apartment Systems Revenue, Rental Car Project (FGIC)	6.88	1/1/28	970,000	1,166,425
Illinois State, GO, Pension Funding	4.95	6/1/23	40,000	39,150
Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.37	7/15/14	40,000	38,450
Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	70,000	72,100
Norristown PA, Series 1998	7.00	10/15/18	1,710,000	1,955,812
Pico Rivera CA, Water Authority	6.45	5/1/09	1,185,000	1,257,581
Reno Nevada Redevelopment Agency, Recreational Facility Improvements (RADIAN)	6.75	6/1/07	140,000	144,375
San Diego CA, Pub Jack Murphy Stadium, Revenue, Recreational Facility Improvements	6.85	2/1/06	810,000	816,585
Waterbury Connecticut, GO, Series B (FSA)	5.43	4/1/09	1,579,000	1,604,659
York County Pennsylvania Industrial Development Authority, Economic Development Revenue (FGIC)	6.43	10/1/08	45,000	47,981

Total Taxable Municipal Bond (Cost $10,220,378)				10,669,501

Time Deposit - 2.57%
Eurodollar Time Deposit	1.00	10/3/05	1,548	1,548
State Street Time Deposit	3.50	10/3/05	6,661,000	6,661,000

Total Time Deposit (Cost $6,662,548)				6,662,548

Total Investments (Cost $257,505,331) (a) - 100.03%				257,978,018
Liabilities in excess of other assets - (0.03)%				(81,243)

Net Assets - 100.00%				$257,896,776

Percentages indicated are based on net assets of $257,890,985.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $471,228. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,583,630
Unrealized depreciation	(2,582,170)

Net unrealized appreciation	$1,460

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC – American Municipal Bond Assurance Corp.

FHA – Federal Housing Administration

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

MBIA – Municipal Bond Insurance Association

RADIAN – Radian Group, Inc.

TBA – Security is subject to delayed delivery

See accompanying notes to the Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments - September 30, 2005 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds - 89.37%
Alabama - 1.64%
Alabama Housing Financial Authority, AMT	5.65%	6/1/08	$625,000	$662,513
Birmingham Alabama Industrial Water Supply Revenue, Prerefunded 1/1/7 @ 100	6.20	7/1/08	15,000	15,456
Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	690,000	717,979
Birmingham Baptist Medical Center Alabama, Special Care Facilities Financing Authority Revenue, Baptist Health Systems, Inc.	5.80	11/15/16	500,000	523,715
Cleveland - Cuyahoga County Ohio Port	5.00	10/15/15	5,660,000	5,520,538
Authority Lease Revenue Taxable - Development - Avery Dennison - B
Gadsden Alabama East Medical Clinic,	6.90	7/1/07	235,000	244,861
Hospital Revenue, Baptist Hospital of Gadsden, ETM
Lauderale County & Florence Alabama, ETM	7.00	7/1/07	80,000	83,553
Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	500,000	530,040

				8,298,655

Alaska - 0.08%
Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	400,000	414,408

Arizona - 3.80%
Maricopa County Arizona Hospital Revenue, Sun City Community Hospital, Series A, ETM	7.88	1/1/07	55,000	56,867
Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,000,000	2,169,840
Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,510,000	2,711,553
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.00	7/1/06	195,000	196,166
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.00	7/1/07	310,000	311,538
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.00	7/1/08	320,000	321,802
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/09	100,000	101,889
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/10	345,000	352,211
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/11	365,000	372,004
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.50	7/1/12	380,000	385,939
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.75	7/1/13	395,000	406,048
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.00	7/1/14	250,000	260,400
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.00	7/1/15	335,000	348,068

Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.13	7/1/16	460,000	484,237
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.13	7/1/17	430,000	451,466
Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	250,000	259,825
Phoenix Health Facilities Authority Hospital, ETM	6.25	9/1/11	615,000	645,529
Pima County Arizona Hospital Revenue, ETM	6.40	4/1/07	75,000	77,282
Pinal County Arizona Certificates Participation	3.50	12/1/08	850,000	845,453
Pinal County Arizona Certificates Participation	4.00	12/1/10	145,000	145,262
Pinal County Arizona Certificates Participation	5.00	12/1/14	1,895,000	2,013,589
Pinal County Arizona Certificates Participation	5.25	12/1/15	2,420,000	2,611,350
Pinal County Arizona Community College (AMBAC)	5.25	7/1/07	230,000	239,011
Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	245,000	259,048
Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	95,000	100,083
Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	175,000	184,592
Pinal County Individual Development Authority Correctional Facilities, Florence West Prison, Series A	3.88	10/1/09	2,200,000	2,202,002
Show Low Arizona Industrial Development Authority, Navapache Regional Medical Center, Series A (ACA)	5.13	12/1/06	400,000	406,916
Yuma Arizona Industrial Development Multi-Family (GNMA)	5.40	12/20/17	300,000	300,183

				19,220,153

Arkansas - 1.10%
Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	135,000	130,159
Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA)	7.90	8/1/11	10,751	10,825
Jefferson County Arkansas Health Care, ETM	7.40	12/1/10	60,000	66,743
North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/11	500,000	506,520
North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/16	1,025,000	1,006,847
Pine Bluff Arkansas Industrial Development Revenue	5.50	11/1/07	500,000	524,715
Springdale Arkansas Sales & Use Tax Revenue	4.00	7/1/16	590,000	593,151
Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.75	9/1/11	7,109	7,321
Stuttgart Arkansas Sales and Use Tax Revenue	4.20	10/1/31	1,855,000	1,826,377
Union County Arkansas Residential Housing Facilities Board Revenue, ETM	7.88	10/1/10	85,000	96,018
Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	505,000	503,091

Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	280,000	292,197

				5,563,964

California - 3.51%
Abag Finance Authority for Non-Profit Companies, American Baptists Homes	5.50	10/1/07	165,000	167,290
Abag Finance Authority for Non-Profit Corps., Rhoda Haas Goldman Plaza	5.13	5/15/15	500,000	525,680
Bay Area Government Association, California Bay Area Rapid Transit, (AMBAC)	4.88	6/15/09	435,000	438,680
California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	800,000	829,120
California State	6.25	4/1/08	255,000	273,653
California State	4.00	2/1/09	100,000	102,372
California State	5.00	3/1/09	100,000	105,629
California State	6.75	8/1/10	100,000	114,586
California State	6.30	9/1/11	250,000	286,470
California State, Water Residential Development	5.10	3/1/10	50,000	50,176
California Statewide Communities Development Authority, Daughters of Charity, Series F	5.00	7/1/07	1,000,000	1,025,550
California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	350,000	351,400
California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,205,000	1,290,651
Colton California Redevelopment Agency, ETM	7.25	8/1/11	70,000	79,057
Contra Costa California Home Mortgage Finance Authority ETM, Zero Coupon (MBIA)	0.00	9/1/17	1,215,000	578,340
Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	60,000	61,510
Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)	6.70	6/1/24	10,000	10,018
Emeryville California Redevelopment Agency, ETM	7.50	9/1/11	75,000	85,043
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	20,000	20,019
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.15	8/1/07	14,000	14,051
Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.65	5/20/08	75,000	76,087
Kern County California Housing Authority, Multi-Family, Pioneer Pines, Series A (GNMA)	6.15	10/20/43	3,115,000	3,425,097
Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	630,000	655,994

Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Series A, AMT (FNMA)	5.70	12/1/27	295,000	299,044
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Mandatory 12/1/07 Put @ 100, AMT (FNMA)	5.85	12/1/27	650,000	664,950
Madera California Community Hospital Revenue, ETM	8.00	5/1/06	5,000	5,146
Manteca California Financing Authority Sewer Revenue, Series B	5.00	12/1/33	2,335,000	2,354,147
Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	50,000	50,633
Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.75	10/1/11	20,000	22,673
Rialto California Redevelopment Agency	5.60	11/1/06	45,000	45,104
Multi-Family Housing (FNMA)
Riverside County California Housing	5.00	6/1/19	120,000	122,498
Authority Breezewood Apartments Project, Series B (MBIA)
Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	45,000	48,690
Sacramento California Municipal Utilities, ETM	6.13	6/1/11	355,000	384,564
San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.13	1/1/11	100,000	110,668
Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.13	9/1/19	2,740,000	2,909,880
Torrance California Hospital Revenue, Prerefunded 12/1/05 @ 100	7.10	12/1/15	50,000	50,344
Turlock California Public Financing Authority	5.25	9/1/15	110,000	116,314
Villa View Community Hospital Income, California Revenue	7.50	7/1/08	10,000	10,692

				17,761,820

Colorado - 1.63%
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	80,000	82,949
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	120,000	124,966
Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.88	12/1/28	310,000	319,905
Aurora Colorado Housing Authority, Single Family Mortgage Revenue	7.30	5/1/10	10,000	10,005
Boulder County Colorado Hospital Revenue, Development Project	5.05	12/1/05	180,000	180,520
Colorado Educational and Cultural Facilities Authority Revenue	5.00	6/15/14	1,070,000	1,165,080
Colorado Educational and Cultural Facilities Authority Revenue	4.10	8/15/14	2,355,000	2,418,349
Colorado Housing Financial Authority	6.50	5/1/16	40,000	40,579
Colorado Housing Financial Authority	6.55	5/1/25	53,000	54,319
Colorado Housing Financial Authority (FHA)	5.70	10/1/21	125,000	125,180
Colorado Housing Financial Authority, AMT	5.20	12/1/05	230,000	230,400

Colorado Housing Financial Authority, AMT	6.40	11/1/24	245,000	250,843
Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	60,000	61,514
Denver Colorado City & County Multi-Family Housing, AMT (FHA)	5.10	11/1/07	30,000	30,637
E-470 Business Metropolitan District Colorado, GO (ACA)	5.13	12/1/17	750,000	775,867
Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	180,000	185,303
Interlocken Metropolitan District Colorado, Series A	5.75	12/15/11	1,750,000	1,900,973
University of Colorado Registrants Participation Institutes	6.00	12/1/13	279,000	300,491

				8,257,880

Connecticut - 0.93%
Connecticut State Health and Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	740,000	790,535
Stamford Connecticut Housing Authority, Multi-Family, AMT, Mandatory Put 12/1/08 @100	4.75	12/1/28	3,850,000	3,932,313

				4,722,848

Delaware - 0.68%
Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.00	5/1/09	5,000	5,148
Delaware State Economic Development Authority Revenue, Water Development, Wilmington, Series B	6.45	12/1/07	1,160,000	1,235,864
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.00	6/1/08	820,000	845,642
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	575,000	601,375
Delaware State Health Facilities Authority Revenue, Medical Center of Delaware, Series B, Prerefunded 10/01/06 @ 101	6.50	10/1/13	450,000	470,322
Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	100,000	101,303
Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	185,000	203,127

				3,462,781

District of Columbia - 1.55%
District of Columbia Certificates Participation	5.25	1/1/09	100,000	105,655
District of Columbia Hospital Revenue, Series A, ETM	5.25	8/15/12	140,000	145,247
District of Columbia Housing Finance Agency (Asset GTY)	4.85	6/1/08	140,000	140,144
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.00	2/1/08	85,000	85,995
District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	1,115,000	1,126,328
District of Columbia Revenue, American Association of Advancement of Science	5.25	1/1/16	215,000	227,578
District of Columbia Revenue, Georgetown University, Series A	6.00	4/1/18	250,000	270,045

District of Columbia, Series B (FSA)	5.50	6/1/14	220,000	237,532
District of Columbia, Series B, Prerefunded 2001 (FSA)	5.50	6/1/14	5,040,000	5,496,169

				7,834,693

Florida - 2.52%
Altamonte Springs Florida Health Facilities Authority Hospital Revenue, Adventist Health/Sunbelt, Series B	5.13	11/15/18	55,000	55,150
Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B	6.25	4/1/15	2,290,000	2,565,281
Broward County Florida Water & Sewer Utility Revenue, Prerefunded 9/01/06 @ 100	6.88	9/1/08	110,000	113,937
Dade City Florida, Governmental Leasing Corp., Certificates of Participation	9.00	4/1/20	50,000	32,500
Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.75	5/1/08	25,000	26,271
Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM	8.63	12/1/07	50,000	53,106
Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	2,060,000	2,220,309
Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.75	11/15/07	130,000	140,117
Florida State Board of Education, Public Education, ETM	6.00	5/1/06	120,000	120,290
Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	155,000	169,079
Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,695,000	1,633,116
Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	760,000	814,363
Key West Florida Utilities Board, Electricity Revenue, Series 1980 D, ETM	9.00	10/1/07	225,000	237,931
Key West Florida Utilities Board, Electricity Revenue, (MBAC)	9.75	10/1/13	30,000	37,412
Lakeland Florida Electric & Water Revenue ETM	5.75	10/1/19	1,000,000	1,097,190
Lee County Florida Justice Center Complex Income Improvement Revenue, Series A, (MBIA)	11.13	1/1/11	55,000	66,733
Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	80,000	84,867
Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	255,000	261,579
Miami-Dade County Florida Special Obligation, Zero Coupon	0.00	10/1/35	500,000	428,045
Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	225,000	248,265
Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D	5.75	10/1/13	700,000	766,444
Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	25,000	31,143
Pasco County Florida Housing Finance Authority, Multi-family Revenue, AXA, Mandatory Put 6/1/8 @ 100	5.50	6/1/27	880,000	890,419

Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	345,000	363,340
St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	65,000	68,988
Tampa Florida Allegany Health Systems - St. Marys, ETM	5.75	12/1/07	25,000	25,320
Tampa Florida Excise Tax, Revenue Bond, ETM	6.13	10/1/07	30,000	30,847
Tampa Florida Water and Sewer Revenue, ETM	6.60	4/1/08	75,000	78,965
Vero Beach Florida Electricity Revenue, ETM	6.50	12/1/07	115,000	119,186

				12,780,193

Georgia - 1.32%
Athens Georgia Water & Sewer Revenue, ETM	6.20	7/1/08	350,000	371,154
Atlanta Georgia New Public Housing Authority	5.00	5/1/08	75,000	78,515
Clarke County Georgia Hospital Authority Revenue, ETM	9.88	1/1/06	25,000	25,412
Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,000	5,167
De Kalb County Georgia Water & Sewer Revenue, ETM	5.75	10/1/06	40,000	40,501
Emanuel County Georgia	5.15	8/1/10	190,000	194,340
Forsyth County Georgia Hospital Authority Revenue Antic Certificates Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	60,000	62,162
Fulton County Georgia Development Authority	5.75	3/1/14	1,575,000	1,580,449
Gwinnett County Georgia Multi-Family, Mandatory Put 4/1/06 @ 100 (FNMA)	5.50	4/1/26	385,000	385,801
Savannah Georgia Economic Development Authority	6.20	10/1/09	260,000	275,802
Savannah Georgia Economic Development Authority	6.50	10/1/13	200,000	225,240
Savannah Georgia Economic Development Authority (ACA)	6.88	11/15/11	565,000	623,749
Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System	5.25	7/1/23	2,685,000	2,810,873

				6,679,165

Hawaii - 0.20%
Hawaii State Housing & Community Development Corp., Multifamily Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	640,000	667,674
Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	315,000	323,618

				991,292

Idaho - 0.33%
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.15	11/1/05	95,000	95,148
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.20	11/1/06	95,000	95,150
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.30	11/1/07	105,000	105,170

Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.40	11/1/08	110,000	110,180
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.50	11/1/09	110,000	110,190
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.60	11/1/10	5,000	5,009
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.70	11/1/11	5,000	5,009
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.80	11/1/12	5,000	5,010
Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	75,000	79,751
Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	30,000	30,050
Idaho Housing & Financial Assistance, Single Family Mortgage, Series Sub-C, AMT	5.25	7/1/11	30,000	30,510
Idaho Housing & Financial Assistance, Single Family Mortgage, Series F-2, AMT	5.10	7/1/12	50,000	50,773
Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class 111, AMT	5.30	1/1/22	930,000	936,724
Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT	5.80	7/1/07	25,000	25,058

				1,683,732

Illinois - 10.94%
Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	510,000	573,000
Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	530,000	556,484
Chicago Illinois City Colleges, Chicago Capital Improvement	6.00	1/1/11	535,000	594,091
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.25	6/1/08	40,000	41,012
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	40,000	41,446
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	40,000	41,560
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	55,000	57,688
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	55,000	58,106
Chicago Illinois, O’hare International Airport Revenue, Second Lien Passenger Facility, Series D	5.50	1/1/17	475,000	512,672
Chicago Illinois, Series A	5.25	1/1/08	600,000	613,692
Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	500,000	537,330
Cook County Illinois School District Number 99 Cicero (FGIC)	9.00	12/1/15	1,000,000	1,317,150
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM	7.00	1/1/07	35,000	35,958
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (FGIC)	7.00	1/1/07	5,000	5,137

Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (MBIA)	7.00	1/1/07	20,000	20,547
Dupage County Illinois Water & Sewer Revenue, ETM	5.20	1/1/07	10,000	10,149
Fairfield Illinois Economic Development Revenue, Wayne County Center Project	6.00	12/15/05	25,000	25,105
Grant Hospital Chicago Illinois Revenue, ETM	6.40	7/1/07	15,000	15,538
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,530,000	2,729,364
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,435,000	5,864,745
Hodgkins Illinois Tax Increment Revenue	7.63	12/1/13	8,950,000	9,199,167
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	135,000	134,742
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers, Series A	5.60	7/1/19	930,000	939,448
Illinois Development Finance Authority Revenue, Debt Restructure East St. Louis	6.88	11/15/05	60,000	60,276
Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA)	5.20	7/1/08	5,000	5,136
Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	380,000	374,444
Illinois Educational Facilities Authority Revenue, Zero Coupon	0.00	7/1/14	2,125,000	1,299,948
Illinois Educational Facility Authority Revenue	4.60	10/1/08	365,000	371,048
Illinois Educational Facility Authority Revenue	5.00	10/1/13	495,000	520,923
Illinois Educational Facility Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/13 @ 100	4.10	3/1/34	500,000	493,075
Illinois Health Facilities Authorities, Loyola University, ETM	6.25	7/1/06	35,000	35,865
Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	900,000	916,434
Illinois Health Facilities Authority Revenue, Hospital Sisters Services Income, Series A	4.50	12/1/23	6,500,000	6,597,044
Illinois Health Facilities Authority Revenue, Lutheran Social Services	6.13	8/15/10	185,000	185,048
Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center, ETM	6.75	12/1/08	250,000	263,725
Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	85,000	86,967
Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	100,000	104,223
Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	645,000	640,608
Illinois State Sales Tax Revenue	5.00	6/15/18	500,000	537,745
Kendall & Kane Counties Illinois Community School District Number 115 Yorkville	7.00	1/1/07	275,000	288,263

Lake County Illinois Community School District, Zero Coupon (FSA)	0.00	12/1/17	1,640,000	965,090
Lake County Illinois Township, High School District Number 113, Highland Park, GO	8.10	12/1/12	90,000	114,624
Lake County Illinois, School District Number 109, Series B, GO	6.60	12/15/18	180,000	221,740
Madison & St. Clair Counties Illinois, School District Number 10 Collinsville, School Building (FGIC)	5.50	2/1/16	325,000	358,121
Maywood Illinois GO (XLCA)	4.00	1/1/13	890,000	903,946
Maywood Illinois GO (XLCA)	4.00	1/1/14	1,280,000	1,294,285
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, McCormick Place, Series A	5.00	6/15/07	1,750,000	1,773,678
Oak Park Illinois Industrial Development Revenue, Mandatory Put 12/01/06 @ 100	5.50	12/1/11	2,200,000	2,236,145
Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	2,190,000	2,275,847
Rockford Illinois Mortgage Revenue, Faust Landmark Apartments, Series A, AMT (FHA)	5.63	1/1/07	10,000	10,059
Rockford-Concord Commons Housing, Concord Commons Project (FHA)	6.15	11/1/22	460,000	474,794
Rockford-Concord Commons Housing, Concord Commons Project, Series A (FHA)	5.55	11/1/06	25,000	25,131
Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	2,705,000	2,604,562
Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,875,000	1,877,006
Sauk Village Illinois, Tax Increment, Series A	5.35	12/1/13	350,000	380,265
Schaumburg Illinois Special Assessment	6.75	12/1/28	1,546,000	1,620,301
Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	445,000	460,869
Southern Illinois University Revenue, ETM	6.75	4/1/07	115,000	119,907
Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	350,000	355,866
Woodridge Illinois Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.65	12/20/32	605,000	628,970

				55,406,109

Indiana - 1.56%
Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	305,000	314,696
Clark County Indiana Hospitals Association (MBIA)	4.65	3/1/07	915,000	920,370
Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	4.75	8/20/08	30,000	30,670
Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	5.15	8/20/13	70,000	72,448
Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.65	3/1/08	90,000	92,759
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/06	165,000	165,525
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.80	2/15/07	85,000	86,080
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/08	80,000	81,496

Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	80,000	82,186
Indiana Health Facilities Financing Authority, Hospital Revenue, Sisters of St. Francis Health, Series A (MBIA)	5.13	11/1/17	1,900,000	1,999,655
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.10	2/15/06	95,000	95,468
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.10	8/15/06	95,000	96,064
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.25	2/15/08	95,000	97,819
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	110,000	115,816
Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A. ETM	5.75	9/1/15	230,000	232,905
Indiana Health Facility Financing Authority Hospital Revenue, Sisters of St. Francis Health, Series A	5.00	11/1/10	550,000	578,160
Indiana State Financing Authority Toll Road Revenue	5.00	7/1/14	500,000	502,680
Indianapolis Indiana Utilities Revenue, ETM	7.00	6/1/08	110,000	116,310
Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project	5.50	11/1/17	1,390,000	1,505,718
Lawrence Indiana Multi-Family Revenue, AMT (FNMA)	5.05	1/1/08	35,000	35,684
Lawrence Indiana Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)	5.15	6/1/24	530,000	540,844
Moorsville Indiana School Building Corp.,	5.00	7/15/15	125,000	133,048

First Mortgage (FSA)				7,896,401

Kansas - 0.10%
Kansas State Development Finance Authority Multi-Family, AMT (LOC)	5.30	10/1/07	35,000	35,211
Kansas State Development Finance Authority Multi-Family, Mandatory Put 10/1/07 @100, AMT (LOC)	5.60	10/1/19	255,000	256,609
McPhearson Kansas Electric Utility, Partial Prerefunded 3/1/03 @ 100, ETM (AMBAC)	5.90	3/1/07	195,000	203,050
Wichita Kansas Hospital Revenue	6.88	3/1/07	25,000	26,365

				521,235

Kentucky - 1.27%
Kentucky State Turnpike Authority Recovery Road Revenue, Zero Coupon	0.00	7/1/06	20,000	19,562
Kentucky State Turnpike Authority Resource Recovery, ETM	6.13	7/1/07	170,000	175,506
Kentucky State Turnpike Authority Resource Recovery, Recovery Road Revenue, ETM	6.63	7/1/08	135,000	142,248
Kentucky State Turnpike Authority Toll Road Revenue, Prerefunded 7/01/06 @ 100	5.50	7/1/07	130,000	132,409

Lexington-Fayette Urban County Government Kenturcky Revenue, Transsylvania University Project	5.13	8/1/18	300,000	315,531
Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	265,000	280,391
Louisville Kentucky Water Revenue	6.13	11/15/13	45,000	50,121
Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,925,000	5,311,169

				6,426,937

Louisiana - 1.93%
East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	150,000	158,427
Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue ETM (FHA)	7.30	4/1/10	500,000	577,890
Iberia Home Mortgage Authority, Louisiana Single Family	7.38	1/1/11	30,000	30,466
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.45	9/1/27	160,000	169,232
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.50	9/1/38	395,000	418,716
Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,180,000	1,283,533
Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	315,000	345,045
Louisiana State Military Department Custody Recipients	3.40	12/1/11	2,070,000	2,040,503
New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	2,986,000	3,328,911
Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.00	9/1/18	1,290,000	1,425,308

				9,778,031

Maine - 0.06%
Maine Finance Authority Revenue, AMT (FSA)	5.20	7/1/18	175,000	179,044
Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	115,000	122,031

				301,075

Maryland - 1.99%
Annapolis Maryland Economic Development Revenue	5.00	10/1/06	55,000	55,624
Annapolis Maryland Economic Development Revenue	5.00	10/1/07	55,000	56,020
Annapolis Maryland Economic Development Revenue	5.00	10/1/08	65,000	66,851
Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	110,000	112,912
Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	750,000	765,308
Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC)	5.89	8/1/32	20,000	20,865

Tax Exempt Municipal Infrastructure* Improvement Transit Mary Land *	3.80	5/1/08	9,000,000	8,999,820

				10,077,400

Massachusetts - 2.05%
Boston Massachusetts Industrial Development Finance Authority, Northend Community, Series A (FHA)	6.45	8/1/37	435,000	475,455
Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	130,000	142,536
Massachusetts State Development Finance Agency Revenue, Hampshire College	2.50	10/1/05	245,000	245,000
Massachusetts State Development Finance Agency Revenue, Hampshire College	3.00	10/1/06	255,000	252,045
Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	335,000	383,877
Massachusetts State Health & Education Facilities Authority, Beth Israel Hospital, ETM	5.75	7/1/06	5,000	5,105
Massachusetts State Health and Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.25	7/1/12	4,250,000	4,656,342
Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	530,000	546,801
Massachusetts State Housing Finance Agency, Housing Revenue, Single Family, Series 44	5.90	12/1/13	145,000	145,157
Massachusetts State Housing Finance Agency, Series A, AMT (MBIA)	6.13	12/1/11	30,000	30,918
Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	65,000	67,049
Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,670,000	1,803,450
Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College Project	5.80	10/1/17	545,000	583,205
Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	490,000	511,511
Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	500,000	520,750

				10,369,201

Michigan - 1.80%
Battle Creek Michigan Economic Development	5.13	2/1/09	60,000	60,523
Detroit/Wayne County Michigan Stadium Authority	5.25	2/1/09	500,000	523,465
Grand Rapids Charter Township Michigan	5.20	7/1/14	210,000	215,861
Grandville Michigan Public Schools District	5.00	5/1/09	1,500,000	1,540,575
Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	285,000	283,535
Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	250,000	245,388
Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.35	5/1/15	760,000	790,354
Michigan State Hospital Finance Authority Revenue, Hospital St. John- Series A, (MBIA-IBC), ETM	6.00	5/15/13	220,000	232,784

Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals	7.13	5/1/09	170,000	182,566
Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.75	5/15/17	1,300,000	1,409,825
Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.00	8/1/08	100,000	106,452
Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	1,570,000	1,605,922
Michigan State Strategic Fund Limited Obligation Revenue, International Project, Series A, Prerefunded 8/01/07 @ 101	5.75	8/1/19	60,000	63,559
Oakland County Michigan Economic Development Corp. Revenue, Prerefunded 6/01/07 @ 102, 5.63%, 6/1/19	5.63	6/1/19	500,000	531,130
Saginaw Michigan Hospital Finance Authority, ETM	7.50	11/1/10	180,000	198,052
Vicksburg Michigan Community Schools, Capital Appreciation, Zero Coupon, Prerefunded 5/01/06 @ 37.2417	0.00	5/1/20	200,000	73,262
Western Townships Michigan Utilities Authority, Sewer Disposal System Limited Tax	5.25	1/1/14	1,000,000	1,069,930

				9,133,183

Minnesota - 0.34%
Cambridge Minnesota Mortgage Revenue (GNMA)	5.40	11/20/05	10,000	10,031
Eden Prairie Minnesota Multifamily Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	100,000	108,233
Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	100,000	112,285
North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	20,000	21,286
Rochester Minnesota Hospital Revenue, ETM	5.75	10/1/07	115,000	117,515
St. Paul Minnesota Port Authority Hospital Revenue, ETM	7.25	7/1/06	255,000	263,150
White Earth Band of Chippewa Indians, Revenue, Series A (ACA)	7.00	12/1/11	1,000,000	1,079,450

				1,711,950

Mississippi - 0.52%
Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	260,000	266,297
Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	125,000	128,245
Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	980,000	990,849
Jackson Mississippi Housing Authority, AMT (FSA)	5.30	4/1/19	700,000	717,213
Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	505,000	532,422

				2,635,026

Missouri - 1.01%
Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	40,000	42,663

Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	545,000	587,063
Kansas City Missouri Industrial Development Authority Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	960,000	1,055,357
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.75	9/1/07	615,000	627,663
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	230,000	237,017
Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital	4.13	8/15/12	250,000	252,598
Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf	5.70	1/1/18	100,000	105,755
Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	250,000	245,053
Ozarks Public Building Corp. Missouri Leasehold Revenue, Ozarks Technical Community College Project	5.75	3/1/16	200,000	208,362
Pacific Missouri Industrial Development Revenue, AMT (LOC)	5.95	5/1/07	360,000	367,542
Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	180,000	184,034
Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	180,000	184,358
Sikeston Missouri Electrical Revenue, ETM	6.25	6/1/08	185,000	193,349
St. Charles County Missouri Health Care	5.40	11/15/16	360,000	369,090
St. Louis Missouri Airport Revenue, Airport Development Program, Series A (MBIA)	5.63	7/1/16	145,000	161,845
St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place Apartments, Mandatory Put 4/1/07 @100 (FNMA)	5.95	7/1/22	150,000	153,837
St. Louis Missouri School District	6.00	4/1/12	115,000	116,757

				5,092,343

Montana - 0.22%
Missoula County Hospital, ETM	7.13	6/1/07	95,000	99,095
Montana State Board Investment Payroll Tax, Workers Compensation Project , ETM, (MBIA)	6.88	6/1/11	130,000	142,689
Montana State Board Investment, Refunded 1996 Payroll Tax, ETM	6.88	6/1/20	170,000	186,138
Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM	6.88	6/1/20	280,000	306,580
Montana State Board Investment, Refunded Payroll Tax, ETM	6.88	6/1/20	340,000	372,277

				1,106,779

Nebraska - 0.75%
Clay County Nebraska Industrial Development Revenue, AMT (LOC)	4.75	3/15/09	815,000	833,412
Clay County Nebraska, AMT (LOC)	5.25	3/15/14	390,000	399,851
Douglas County Nebraska Hospital Authority, Number 002 Revenue (AMBAC)	4.75	12/15/12	1,100,000	1,144,374

Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,000	40,216
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,000	50,262
Nebraska Educational Finance Authority Revenue Taxable, Educational Facilities, Series B	4.50	3/15/30	475,000	466,702
Nebraska Educational Finance Authority Revenue Taxable, Educational Facilities, Series B	4.50	3/15/35	765,000	750,687
Nebraska Investment Financial Authority Multi-Family Housing, Tara Hills Village (FNMA)	4.88	1/1/08	135,000	137,034

				3,822,538

Nevada - 0.23%
Nevada Housing Division, AMT	6.45	10/1/07	10,000	10,024
Nevada Housing Division, AMT	6.00	10/1/09	20,000	20,113
Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	75,000	77,357
Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	560,000	577,410
Nevada Housing Division, Multi-Unit, Arville Project, AMT (FNMA)	6.50	10/1/16	320,000	329,082
Nevada Housing Division, Single Family Mortgage, Series A, AMT	6.35	10/1/07	5,000	5,012
Nevada Housing Division, Single Family Mortgage, Series C-1	5.45	4/1/10	20,000	19,983
Nevada Housing Division, Single Family Mortgage, Series B-1	4.95	4/1/12	35,000	35,673
Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	80,000	80,339

				1,154,993

New Hampshire - 0.58%
New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.00	7/1/13	500,000	522,465
New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.13	10/1/13	1,200,000	1,232,136
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	45,000	46,476
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	495,000	515,859
New Hampshire Higher Education & Health Facilities, Rivier College	4.85	1/1/07	10,000	10,119
New Hampshire Higher Education & Health Facilities, Rivier College	4.90	1/1/08	55,000	56,082
New Hampshire Higher Education & Health Facilities, Rivier College	5.55	1/1/18	525,000	547,340

				2,930,477

New Jersey - 5.42%
Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	50,000	53,208
Casino Reinvestment Development Authority New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,190,000	2,354,819
Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,555,000	8,154,791
Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	200,000	207,006

Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50,000	52,104
Jersey City New Jersey GO, Series C (MBIA)	4.00	9/1/12	1,175,000	1,202,037
Jersey City New Jersey GO, Series C (MBIA)	5.00	9/1/13	1,220,000	1,326,067
Jersey City New Jersey GO, Series C (MBIA)	5.00	9/1/14	1,275,000	1,388,628
Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A	6.25	8/15/10	2,635,000	2,820,188
Moorestown Township New Jersey Fire District Number 1	4.00	10/1/10	135,000	138,563
New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,500,000	1,516,440
New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School, Optional Put 3/1/12 @ 100	5.50	9/1/24	5,500,000	5,724,729
New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	500,000	595,805
New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	415,000	423,844
New Jersey State Educational Facilities Authority	7.25	7/1/25	275,000	278,941
New Jersey State Educational Facilities Authority Revenue, Fairleigh Dickinson, Series C	4.25	7/1/06	715,000	716,766
New Jersey State Turnpike Authority, Turnpike Revenue	5.20	1/1/08	30,000	30,653
New Jersey State Turnpike Authority, Turnpike Revenue	5.88	1/1/08	45,000	46,359
New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	200,000	216,219
Passaic County New Jersey	5.00	9/15/12	175,000	184,515

				27,431,682

New Mexico - 0.37%
Albuquerque New Mexico Hospital Revenue	7.50	7/1/08	75,000	80,164
Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	30,000	32,343
Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.00	6/15/14	1,300,000	1,308,385
Bernalillo County New Mexico Multi-Family, Mandatory Put 11/1/06 @100 (AXA)	4.60	11/1/25	370,000	370,381
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.50	7/1/17	25,000	25,677
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.60	7/1/28	55,000	56,127

				1,873,077

New York - 4.65%
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/07	165,000	163,312
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/08	305,000	300,276

Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/09	315,000	306,634
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.00	12/1/10	185,000	179,200
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	125,000	130,265
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	110,000	114,861
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	335,000	346,028
Capital District Youth Center New York (LOC)	6.00	2/1/17	125,000	131,118
East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.13	4/20/43	840,000	941,186
Long Island Power Authority Electrical Systems Revenue, Series B	5.00	6/1/11	500,000	531,825
New York City Industrial Development Agency, College of Aeronautics Project	5.00	5/1/06	110,000	110,650
New York City Industrial Development Agency, College of Aeronautics Project	5.20	5/1/09	70,000	71,924
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	760,000	823,574
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,285,000	2,564,159
New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	320,000	328,333
New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.63	7/1/22	745,000	795,890
New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	210,000	221,802
New York State Dormitory Authority Revenue, Norwegian Christian Home and Health Center (MBIA/FHA)	4.90	8/1/21	330,000	337,022
New York State Dormitory Authority Revenue, Norwegian Christian Home and Health Center (MBIA/FHA)	6.10	8/1/41	3,670,000	4,082,874
New York State Dormitory Authority Revenue, Second Hospital	5.00	2/15/10	600,000	629,610
New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	5,510,000	6,167,729
New York State Dormitory Authority Revenues, (MBIA-IBC)	5.70	8/15/09	500,000	526,145
New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	625,000	636,850
New York State Urban Development Corp. Revenue, Community Enhancement Facilities	5.13	4/1/12	300,000	322,947
New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank Street College Project (RADIAN)	4.50	12/1/07	465,000	476,304

New York, New York, Series B (AMBAC)	7.25	8/15/07	85,000	91,391
Niagara Falls New York, Series A	4.00	11/1/14	600,000	589,230
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	4.70	2/1/06	230,000	231,438
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	300,000	312,039
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	245,000	256,508
Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	100,000	105,307
Onondaga County New York Industrial Development, Lemoyne College	5.00	3/1/07	40,000	40,584
Port Authority of New Jersey & New York, Airport and Marina Improvements	5.25	9/15/12	250,000	256,845
Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	210,000	213,606
Syracuse New York Housing Authority Revenue (FHA)	5.00	8/1/07	115,000	116,171
Triborough Bridge & Tunnel Authority	7.25	1/1/10	90,000	97,395

				23,551,032

North Carolina - 1.04%
New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,125,000	1,238,243
North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,180,000	1,177,416
North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.00	8/15/10	200,000	215,214
North Carolina Medical Care, Community Hospital Revenue Bond, ETM	7.63	10/1/08	495,000	526,056
Pitt County North Carolina, Memorial Hospital Revenue	5.38	12/1/10	1,480,000	1,567,572
Winston Salem North Carolina Certificates Participation, Series A	5.00	6/1/07	540,000	550,276

				5,274,777

North Dakota - 0.84%
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,250,000	1,317,900
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,650,000	1,738,325
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.50	7/1/07	95,000	95,515
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.55	1/1/08	65,000	65,423
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.85	7/1/11	110,000	113,200
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.95	1/1/12	110,000	113,092

North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.50	1/1/07	55,000	55,040
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	1/1/08	60,000	60,184
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	160,000	161,384
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,000	65,540
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	190,000	193,415
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	180,000	182,891
North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	75,000	75,551

				4,237,460

Ohio - 1.60%
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.00	11/15/12	1,000,000	1,064,500
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.25	11/15/14	500,000	539,385
Cuyahoga County Ohio Mortgage Revenue, AMT (GNMA)	5.20	9/20/09	47,000	4,757
Cuyahoga County Ohio Multi-Family Housing, AMT (GNMA)	6.25	12/20/36	325,000	344,279
Hancock County Ohio Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)	5.05	1/1/10	300,000	301,110
Jefferson County Ohio (Asset GTY)	6.63	12/1/05	15,000	15,083
Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	575,000	610,006
Lucas-Palmer Housing Development Corp. of Ohio (FHA/MBIA)	5.90	7/1/07	20,000	20,265
Montgomery County Ohio Hospital Revenue	6.88	4/1/06	20,000	20,397
Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	185,000	185,265
Ohio State Mortgage Revenue (FHA)	5.60	8/1/06	5,000	5,040
Ohio State Water Development Pollution Control, ETM	6.38	6/1/07	50,000	51,709
Ohio State Water Development Pollution Control, General Motors Corp.	5.90	6/15/08	347,000	347,458
Portage County Ohio Hospital Revenue, ETM	6.70	12/1/07	95,000	98,687
Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	125,000	129,421
Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	210,000	221,565
Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	230,000	240,331
Summit County Ohio Port Authority Revenue	5.40	11/15/10	2,000,000	1,986,260
Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	655,000	651,358

Toledo Lucas County Ohio Port Authority Development Revenue, Taxable Northwest Ohio Building Fund, Series B	5.38	11/15/11	1,250,000	1,246,975

				8,083,851

Oklahoma - 1.29%
Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A, (GNMA)	6.70	9/1/32	635,000	643,338
Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	300,000	310,800
Grand River Dam Authority Oklahoma Revenue, ETM	6.25	11/1/08	140,000	145,484
McAlester Oklahoma Public Works Authority, ETM (FSA)	8.25	12/1/05	190,000	191,626
Oklahoma Housing Finance Agency Multi-Family (FNMA)	5.10	12/1/07	95,000	95,998
Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	2,045,000	1,963,302
Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue	6.95	11/1/07	40,000	41,558
Tulsa Oklahoma Airports Improvement, Tulsa International Airport, ETM	6.40	6/1/06	20,000	20,458
Tulsa Oklahoma Industrial Authority Revenue, ETM	6.50	4/1/07	15,000	15,466
Washington County Oklahoma Medical Authority Revenue, Bartlesville, Jane Philips Medical Center Project	5.50	11/1/10	3,000,000	3,101,070

				6,529,100

Oregon - 0.34%
Cow Creek Band Umpqua Tribe of Indians, Series B (AMBAC)	5.10	7/1/12	1,525,000	1,548,470
Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.65	1/2/08	175,000	177,226

				1,725,696

Pennsylvania - 12.55%
Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	260,000	268,065
Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System ETM	5.50	8/15/10	125,000	130,266
Allegheny County Pennsylvania Hospital UPMC (MBIA)	5.35	12/1/15	910,000	931,067
Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	45,000	48,966
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	120,000	122,315
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, AMT, SUB (GNMA)	5.75	5/1/33	1,875,000	1,932,637
Allegheny County Pennsylvania, SFM (GNMA)	5.20	5/1/17	25,000	25,616
Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	455,000	462,790
Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	305,000	317,310
Berks County Pennsylvania Redevelopment Authority, Muliti-Family Revenue (FNMA)	5.15	1/1/19	390,000	393,658

Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.20	4/1/11	810,000	799,154
Blair County Hospital Authority, ETM	6.90	7/1/08	75,000	79,386
Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	750,000	802,343
Chester County Pennsylvania Health & Education Facilities Authority Health Systems Revenue, Jefferson Health Systems, Series B	4.90	5/15/07	100,000	102,804
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/06	60,000	60,091
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/07	105,000	105,159
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,000	10,016
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,000	70,110
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,000	95,157
Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A	4.00	4/15/13	1,300,000	1,260,428
Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.80	12/1/13	1,460,000	1,532,241
Chester Upland School District Pennsylvania	4.00	5/15/07	825,000	833,968
Chester Upland School District Pennsylvania	4.00	5/15/11	1,525,000	1,535,812
Chester Upland School District Pennsylvania	4.20	5/15/13	1,240,000	1,250,304
Chester Upland School District Pennsylvania	4.75	9/15/15	1,525,000	1,634,876
Chester Upland School District Pennsylvania	4.90	9/15/17	1,065,000	1,132,191
Chester Upland School District Pennsylvania	4.95	9/15/18	1,405,000	1,485,226
Claysburg Kimmel Pennsylvania School District	3.38	1/15/13	125,000	120,983
Claysburg Kimmel Pennsylvania School District	3.50	1/15/14	135,000	130,565
Claysburg Kimmel Pennsylvania School District	3.60	1/15/15	145,000	140,852
Claysburg Kimmel Pennsylvania School District	3.90	1/15/18	545,000	532,481
Claysburg Kimmel Pennsylvania School District	4.00	1/15/20	290,000	282,892
Claysburg Kimmel Pennsylvania School District	4.00	1/15/21	615,000	596,470
Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	55,000	60,708
Cumberland County Pennsylvania Municipal Authority Revenue, Presbyterian Homes, Inc. Project	6.00	12/1/26	290,000	295,217
Delaware County Pennsylvania Authority College Revenue, Eastern College	4.75	10/1/06	50,000	50,283

Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	80,000	83,542
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	4.85	10/1/07	50,000	51,656
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	840,000	856,228
Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	50,000	50,141
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/11	1,050,000	1,114,144
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/12	1,105,000	1,173,432
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/13	1,155,000	1,226,667
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/14	1,215,000	1,288,434
Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project	6.25	4/1/30	200,000	210,432
Delaware Valley Pennsylvania Regional Finance Authority Revenue, Local Government	5.50	7/1/12	920,000	1,009,866
Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	200,000	203,708
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.75	3/15/12	10,000	10,335
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.85	3/15/17	110,000	113,166
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital (AMBAC)	5.55	6/15/08	350,000	362,607
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital (AMBAC)	5.65	6/15/09	370,000	383,527
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital	5.75	6/15/15	1,000,000	1,037,239
Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	85,000	89,255
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/10	50,000	52,267
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/11	40,000	41,596
Indiana County Pennsylvania Industrial Development Authority, Pollution Control Revenue (MBIA)	6.00	6/1/06	25,000	25,499
Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	1,290,000	1,303,984
Lycoming County Pennsylvania Authority, College Revenue, Pennsylvania College of Technology (XLCA)	5.00	1/1/19	600,000	642,576
McKeesport Pennsylvania Area School District	5.00	4/1/13	340,000	359,492
Methacton Pennsylvania School District Authority Revenue, Prerefunded 10/01/06 @ 100	6.50	4/1/07	70,000	72,446

Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	235,000	252,139
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	6.00	7/1/15	500,000	545,665
Montgomery County Pennsylvania Industrial Development Authority, Retirement Community Revenue , Series B	5.75	11/15/17	2,000,000	2,081,420
Mount Lebanon Pennsylvania Hospital Authority, ETM	7.00	7/1/06	15,000	15,273
Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.70	7/1/12	90,000	92,446
Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon	0.00	4/1/30	245,000	210,578
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 65A, AMT	4.60	10/1/08	540,000	548,278
Pennsylvania State Higher Education Facilities Authority , Health Services Revenue (MBIA)	5.40	11/15/07	150,000	155,096
Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	50,000	52,384
Pennsylvania State Higher Educational Facilities	5.00	7/1/15	250,000	272,728
Pennsylvania State Higher Educational Facilities Authority	5.25	11/1/18	680,000	726,512
Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	6.00	6/1/29	1,100,000	1,198,879
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue	5.88	11/15/16	310,000	324,954
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	740,000	787,034
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	2,000,000	2,162,359
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.60	11/15/09	100,000	104,526
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	205,000	207,835
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	145,000	150,672
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	205,000	211,669
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	200,000	207,000
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	135,000	141,263
Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	350,000	366,884
Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,000,000	1,063,629

Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,000,000	1,058,919
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	4.85	3/15/06	70,000	70,188
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.10	3/15/09	80,000	80,231
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.20	3/15/10	80,000	80,235
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.25	3/15/11	80,000	80,237
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.30	3/15/12	80,000	80,238
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	500,000	536,985
Pennsylvania State Higher Educational Facilities, Ursinus College	5.40	1/1/06	55,000	55,333
Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	375,000	364,853
Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,455,000	1,546,723
Philadelphia Pennsylvania Authority for Industrial Development, Development Reviews	5.00	8/15/09	60,000	60,541
Philadelphia Pennsylvania Authority for Industrial Development (FHA)	4.75	2/1/08	45,000	45,686
Philadelphia Pennsylvania Authority for Industrial Development, Arbor House Inc. Project, Series E	6.10	7/1/33	705,000	728,970
Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	120,000	121,483
Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	620,000	641,080
Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	585,000	604,890
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	70,000	70,361
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	60,000	60,393
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Frankford Hospital, ETM	5.75	1/1/19	190,000	201,822
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health System, Series A (AMBAC)	5.13	5/15/18	2,500,000	2,595,299
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jerferson Health Systems, Series A	5.00	5/15/10	250,000	260,598

Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	800,000	829,807
Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,300,000	1,418,144
Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)	5.25	2/1/15	900,000	953,180
Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,000,000	1,087,550
Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	155,000	157,905
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	735,000	756,918
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	840,000	865,048
Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)	5.20	6/1/11	25,000	26,389
Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	35,000	35,871
Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.95	8/1/16	350,000	363,031
Pottsville Pennsylvania School District, ETM	9.38	5/1/06	20,000	20,734
Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50,000	51,382
Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.13	7/1/16	250,000	259,308
Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.20	3/1/10	150,000	156,998
Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.30	3/1/11	10,000	10,479
Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	40,000	41,914
Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.60	5/1/08	40,000	41,937
Upper Gwynedd-Towamencin Pennsylvania Municipal Authority Sewer Revenue, ETM	5.85	10/15/06	20,000	20,395
Wayne Pike Pennsylvania Joint School Authority School, ETM	6.00	12/1/07	25,000	25,839
West Mifflin Pennsylvania Area School District (FSA)	4.00	10/1/19	2,275,000	2,234,299
Westmoreland County Pennsylvania, Series D, ETM	5.00	8/1/06	360,000	366,260
Williamsport Pennsylvania Area Joint School Authority School Revenue, ETM	5.70	2/1/06	5,000	5,047
Williamsport Pennsylvania Housing Authority Multi-Family (FHA/MBIA)	5.25	1/1/15	235,000	241,599
Womelsdorf Pennsylvania Sewer Authority, Prerefunded 2/1/07 @ 100	5.50	2/1/08	10,000	10,210

York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	500,000	497,505
York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	280,000	277,158
York Pennsylvania Housing Corp., Revenue Mortgage, Series A	6.88	11/1/09	160,000	160,008
York Township Water & Sewer, ETM	6.00	8/1/13	55,000	60,014

				63,593,863

Puerto Rico - 0.06%
University of Puerto Rico Revenues	5.50	6/1/12	305,000	306,455

Rhode Island - 0.54%
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	105,000	112,209
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	105,000	112,393
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	110,000	117,169
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	120,000	127,716
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	125,000	132,065
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	130,000	136,456
Providence Rhode Island Redevelopment Agency, Certificates Participation, Series A (RADIAN)	3.13	9/1/08	555,000	550,649
Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.75	7/1/10	1,400,000	1,466,766

				2,755,423

South Carolina - 0.57%
Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston	5.10	1/1/08	95,000	98,636
Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,835,000	2,049,383
South Carolina Jobs Economic Development Authority Revenue, AMT	5.05	6/1/08	500,000	518,950
South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	87,000	87,679
South Carolina State Housing Finance & Development	5.50	12/1/05	20,000	20,002
South Carolina State Housing Finance & Development (FHA)	6.05	7/1/27	95,000	95,144

				2,869,794

Tennessee - 1.26%
Bristol Tennessee Health & Education Facilities Board Revenue, ETM	6.90	1/1/07	150,000	153,995
Greenville Tennessee Health & Educational Facilities, ETM	8.70	10/1/09	115,000	126,788
Johnson City Tennessee Electricity Revenue	4.75	5/1/08	510,000	526,070
Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	445,000	494,808

Metro Government Nashville & Davidson County Tennessee (Asset GTY)	5.50	5/1/23	185,000	193,281
Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project, Series A, Prerefunded 10/1/07 @ 105	9.00	10/1/22	65,000	74,264
Metro Government Nashville & Davidson County Tennessee, Health and Education Facilities Board (RADIAN)	5.10	8/1/16	1,745,000	1,792,830
Metro Government Nashville & Davidson County Tennessee, Mandatory Put 2/1/06 @ 100 (FNMA)	5.20	2/1/21	530,000	534,086
Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing, Welch Bend Apartments, Mandatory Put 1/1/07 @ 100 (FNMA)	5.50	1/1/27	530,000	540,329
Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,100,000	1,296,240
Tennessee State School Board Authority, Prerefunded, Series B	5.00	5/1/09	640,000	657,408

				6,390,099

Territory of American Samoa - 0.05%
Territory of American Samoa, GO (ACA)	6.00	9/1/07	220,000	229,013

Texas - 6.01%
Austin Texas Convention Enterprises Inc., Convention Center, Series B	6.00	1/1/23	2,000,000	2,133,660
Austin Texas Independent School District, Unrefunded Balance	5.70	8/1/11	100,000	102,304
Bexar County Texas Housing Finance Corp., Multi Family Housing Revenue, Perkin Square Project, Series A-1, (GMNA)	6.55	12/20/34	975,000	1,089,065
Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Stablewood Farms (GNMA)	6.25	7/20/43	3,070,000	3,386,301
Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	420,000	452,924
Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	431,000	448,266
Brazoria County Texas Municipal Utilities District Number 6	7.00	9/1/09	100,000	111,855
Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	190,000	206,414
Bryan Texas Higher Education Authority, Allen Academy	6.50	12/1/06	30,000	30,605
Bryan Texas Higher Education Authority, Allen Academy	7.30	12/1/16	435,000	464,780
Capital Area Housing Finance Corp., AMT	6.50	11/1/19	39,587	39,656
Dallas Texas GO	5.13	2/15/12	590,000	622,810
Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.25	2/15/10	750,000	782,564
Del Rio Texas (Asset GTY)	7.50	4/1/08	5,000	5,467
Del Rio Texas (Asset GTY)	7.50	4/1/09	55,000	60,865
Del Rio Texas (Asset GTY)	6.50	4/1/10	5,000	5,414
Del Rio Texas (Asset GTY)	5.55	4/1/11	5,000	5,301
Del Rio Texas (Asset GTY)	5.65	4/1/13	5,000	5,313
Del Rio Texas (Asset GTY)	5.75	4/1/16	5,000	5,325
Del Rio Texas (Asset GTY)	5.75	4/1/17	65,000	69,224

Denison Texas Hospital Authority Hospital Revenue, ETM	7.13	7/1/08	20,000	21,249
Edgewood Texas Independent School District	4.90	8/15/08	130,000	136,172
Edgewood Texas Independent School District	5.00	8/15/09	130,000	136,526
Edgewood Texas Independent School District	5.00	8/15/10	140,000	147,028
Edgewood Texas Independent School District	5.25	8/15/13	160,000	169,118
Garland Texas Certificates of Obligation	5.75	2/15/18	75,000	81,245
Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.25	9/1/10	500,000	535,850
Harlingen Texas Airport Improvement Revenue (AMBAC)	4.70	2/15/11	250,000	251,030
Harris County Texas Hospital District Mortgage Revenue, (MBIA)	7.40	2/15/10	245,000	264,776
Harris County Texas Housing Finance Corp., Multi Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	440,000	460,073
Harris County Texas Municipal Utilities District Number 368	7.00	9/1/14	120,000	137,902
Harris County Texas Municipal Utility District Number 354	5.30	5/1/12	255,000	269,280
Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	300,000	326,793
Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	120,000	135,244
Houston Texas Sewer System Revenue, ETM	6.38	10/1/08	125,000	130,354
Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	35,000	37,623
Lubbock Texas Health Facility Revenue	5.88	3/20/37	400,000	433,052
Midland County, Texas Hospital District Revenue Bond (AMBAC)	5.38	6/1/16	1,000,000	1,032,960
North Texas Health Facilities Development Corp., Hospital Revenue, United Regional Health Care Systems Inc. Project (MBIA)	5.00	9/1/14	2,600,000	2,705,821
Northeast Hospital Authority Texas Revenue, ETM	8.00	7/1/08	170,000	183,048
Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	17,089	17,423
Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	35,000	35,019
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	620,000	608,735
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	525,000	513,608
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	805,000	789,423
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	845,000	828,734
Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	635,000	792,258

Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	1,945,000	2,793,117
Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	2,345,000	3,116,059
Southeast Texas Hospital Finance, ETM	6.50	5/1/09	70,000	74,269
Tarrant County Texas Health Facilities Development Revenue, South Central Nursing Homes (FHA/MBIA)	6.00	1/1/37	35,000	37,838
Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Summit Project A, Mandatory Put 9/1/07 @ 100 (FNMA)	5.08	9/1/27	490,000	495,728
Texarkana Texas Housing Finance Corp. Mortgage, Summer Hill, Series A (GNMA)	5.55	1/20/07	10,000	10,023
Texas State Affordable Housing, Multifamily Housing Revenue, American Housing Foundation, Series A, (MBIA)	4.05	9/1/07	470,000	472,016
Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA)	5.00	7/1/08	130,000	133,401
Texas State Public Finance Authority	5.25	10/1/09	500,000	523,600
Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A	5.25	2/1/11	300,000	312,891
Texas State Public Finance Authority Building Revenue, General Services Communities Projects, Series A	5.50	2/1/12	250,000	264,445
Texas Water Development Board Revenue, Series B	5.75	7/15/12	500,000	543,890
Travis County Texas Housing Finance Corp., Broadmoor Apartments Project, AMT (FSA)	5.70	6/1/06	230,000	231,451
Travis County Texas, Health Facilities Development Corp. Hospital Revenue, ETM	5.00	11/1/05	15,000	15,025
Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue	4.75	11/15/12	200,000	208,244

				30,440,454

Utah - 0.79%
Provo City Utah Housing Authority Multi-Family, Lookout Pointe Apartments (GNMA)	6.00	7/20/08	55,000	55,347
Salt Lake City Utah Hospital Revenue, ETM	8.00	5/15/07	5,000	5,253
Utah Housing Corp Single Family Mortgage Revenue	5.25	7/1/25	1,640,000	1,677,540
Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	870,000	892,951
Utah State Board Regents Revenue	5.38	8/1/13	1,040,000	1,114,412
Utah State Housing Finance Agency, Single Family Mortgage, A2 Class III, AMT	5.05	7/1/12	20,000	20,052
Utah State Housing Finance Agency, Single Family Mortgage, Series F1, Class I	5.50	7/1/16	20,000	20,206
Utah State Housing Finance Agency, Single Family Mortgage, Mezz D2, AMT	5.40	7/1/20	90,000	91,662
Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.40	7/1/16	45,000	45,476
Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.20	7/1/11	25,000	25,164
Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.25	7/1/11	40,000	40,015

Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.25	7/1/12	25,000	25,129
Utah State Housing Finance Agency, Sub-Single Family Mortgage, Issue F1	5.85	7/1/07	5,000	5,001

				4,018,208

Various States - 0.94%
Municipal Mortgage and Equity Financial CDD Senior Securitization Trust, LOC, Mandatory Put 11/01/08 @ 100	3.38	11/1/08	4,860,000	4,749,435

Vermont - 0.07%
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/06	95,000	95,610
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.00	7/1/07	95,000	95,859
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.75	7/1/13	175,000	183,450

				374,919

Virginia - 1.15%
Chesterfield County Virginia Industrial Development Authority (LOC)	5.00	7/1/14	515,000	532,206
Chesterfield County Virginia Industrial Development Authority (LOC)	5.20	7/1/19	165,000	169,242
Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	260,000	272,009
Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A*	5.50	9/1/34	4,740,000	4,642,166
Richmond Virginia Metro Authority Expressway Revenue, Partially Prerefunded, Balance ETM	7.00	10/15/13	205,000	233,114

				5,848,737

Washington - 2.19%
Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	250,000	256,113
Grays Harbor County Washington Public Utility, ETM	5.38	1/1/06	30,000	30,183
King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,785,000	2,022,995
Seattle Washington Housing Authority (GNMA)	7.40	11/20/36	365,000	400,215
Seattle Washington New Public Housing Authority	4.88	8/1/08	1,340,000	1,404,119
Seattle Washington New Public Housing Authority	4.88	8/1/09	1,615,000	1,712,125
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	120,000	118,834
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	245,000	237,733
Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.35	8/20/39	470,000	524,858
Washington State Health Care Facilities Authority Revenue, Childrens Hospital & Regular Medical Center	5.38	10/1/16	1,000,000	1,082,540

Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,500,000	1,586,490
Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital (RADIAN)	5.85	7/1/12	820,000	893,119
Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	135,000	137,893
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	240,000	249,132
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	200,000	207,380
Washington State, Series A	5.25	7/1/12	200,000	209,962

				11,073,691

West Virginia - 0.30%
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	55,000	55,880
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	55,000	55,982
Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	205,000	220,660
Harrison County West Virginia, Series B, Zero Coupon (AMBAC)	0.00	10/20/10	245,600	165,137
Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	755,000	794,441
Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.40	12/1/10	210,000	231,867
Wood County West Virginia Building Community Revenue, ETM	6.63	1/1/06	20,000	20,181

				1,544,148

Wisconsin - 2.59%
Beloit Wisconsin School District	5.00	10/1/12	250,000	258,653
Hortonville Wisconsin School District	4.90	4/1/11	100,000	104,475
LA Crosse Wisconsin, Series B	3.50	11/1/08	1,500,000	1,502,955
Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/01/07 @ 100	7.38	7/1/09	75,000	79,298
Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	800,000	815,568
Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	835,000	847,016
Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	975,000	938,203
Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	260,000	261,017
Whitewater Wisconsin Waterworks Systems Mortgage Revenue	7.50	7/1/16	65,000	67,146
Wisconsin Housing and Economic Development Authority, Series B, AMT	4.95	9/1/09	95,000	96,818
Wisconsin Housing and Economic Development Authority, Series C	4.60	11/1/11	1,195,000	1,250,329
Wisconsin State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc.	5.00	8/15/10	2,500,000	2,625,850

Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.60	7/15/22	3,000,000	3,217,859
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.10	8/15/07	285,000	294,539
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	170,000	177,789
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.30	8/15/09	295,000	308,582
Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	135,000	137,917
Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	6.00	2/1/17	135,000	138,505

				13,122,519

Wyoming - 0.11%
Wyoming Community Development Authority, Multi-Family Revenue, Aspen Court Apartments, Mandatory Put 12/1/08 @ 100, AMT (LOC)	4.75	12/1/30	550,000	551,755

Total Municipal Bonds (Cost $448,038,642)				452,610,450

Taxable Securities - 4.38%
AFS Energy Savings Control*	6.35	3/1/25	5,486,000	5,487,097
BFL Funding IV LLC*	5.95	3/1/10	1,309,511	1,304,365
IIS/Syska Holdings Energy*	3.90	8/15/08	9,074,868	8,729,933
Kidspeace National Center of Georgia*	4.50	12/1/28	2,740,000	2,721,231
Landmark Leasing 04A LLC*	6.20	10/1/22	3,942,900	3,936,591

Total Taxable Securities (Cost $22,564,826)				22,179,217

Money Market Mutual Funds - 1.67%
Blackrock Muni Fund	2.54	12/31/49	8,479,854	8,479,854

Total Money Market Mutual Funds (Cost $8,479,854)				8,479,854

Corporate Bonds - 1.77%
ASC Equipment*	5.13	3/1/08	4,350,148	4,296,206
USDA Airtanker*	8.00	2/1/08	4,670,833	4,651,216

Total Corporate Bonds (Cost $9,020,982)				8,947,422

Taxable Municipal Bonds - 1.10%
Amerescosolutions Energy*	6.00%	5/1/22	5,472,000	5,576,077

Total Taxable Municipal Bonds (Cost $5,472,000)				5,576,077

Mortgage Related - 1.14%
General Services Administration Ctl	5.04	9/15/21	5,772,000	5,772,000

Total Mortgage Related (Cost $5,772,000)				5,772,000

Total Investments (Cost $499,348,304) (a) - 99.43%				503,565,020
Other assets in excess of liabilities - 0.57%				2,874,329

Net Assets - 100.00%				$506,439,349

Percentages indicated are based on net assets of $506,439,349.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of loss recognized for financial reporting purposes in excess of federal income tax reporting of approximately $699,127. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$9,219,849
Unrealized depreciation	(4,304,006)

Net unrealized appreciation	$4,915,843

(b)	Represents non-income producing securities.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA – American Capital Access

AMT – Alternative Minimum Tax

AMBAC – American Municipal Bond Assurance Corp.

AXA – AXA Reinsurance UK

CIFG – CDC IXIS Financial Guaranty

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FGIC – Financial Guaranty Insurance Co.

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance, Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

GTY – Guaranteed

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MBIA-IBC – MBIA Insured Bond Certificate

RADIAN – Radian Group, Inc.

SUB – Step-up bond

XLCA – XL Capital Assurance, Inc.

See accompanying notes to the Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments - September 30, 2005 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Mortgages - 36.61%
Fannie Mae	2.35%	4/29/06	$375,000	$370,976
Fannie Mae	1.75	6/16/06	375,000	368,441
Fannie Mae	4.00	10/16/06	1,800,000	1,792,724
Fannie Mae	2.71	1/30/07	3,100,000	3,033,821
Fannie Mae	2.35	4/5/07	1,730,000	1,679,152
Fannie Mae	3.13	3/16/09	665,000	634,840
Fannie Mae	5.50	1/1/14	277,638	282,119
Fannie Mae	5.13	5/27/15	925,000	914,286
Fannie Mae Strip, Series 2005-27, Class PC	5.50	5/25/34	1,145,081	1,154,362
Fannie Mae Strip, Series 317, Class 1, PO	0.00	8/1/31	220,817	189,708
Fannie Mae Strip, Series 317, Class 2, IO	8.00	8/1/31	247,019	52,478
Fannie Mae Strip, Series SO	0.00	11/15/27	1,170,000	420,575
Fannie Mae, Gold Pool #B19026	4.50	3/1/20	474,501	464,811
Fannie Mae, Gold Pool #B19283	4.50	5/1/20	390,238	382,270
Fannie Mae, Pool #117095	8.50	7/1/08	675	680
Fannie Mae, Pool #124836	10.00	5/1/22	59,712	67,338
Fannie Mae, Pool #124911	10.00	3/1/16	26,142	29,565
Fannie Mae, Pool #190535	11.00	1/1/16	8,478	9,758
Fannie Mae, Pool #23	8.50	8/1/11	4,507	4,659
Fannie Mae, Pool #252259	5.50	2/1/14	25,958	26,378
Fannie Mae, Pool #253265	7.50	5/1/30	27,605	29,218
Fannie Mae, Pool #253267	8.50	5/1/30	15,573	16,930
Fannie Mae, Pool #253399	8.50	8/1/30	150,781	163,922
Fannie Mae, Pool #253438	8.50	9/1/30	32,687	35,536
Fannie Mae, Pool #253545	7.00	12/1/30	10,781	11,285
Fannie Mae, Pool #253584	7.50	1/1/31	38,940	41,216
Fannie Mae, Pool #253643	7.50	2/1/31	42,745	45,235
Fannie Mae, Pool #254346	6.50	6/1/32	229,438	236,163
Fannie Mae, Pool #254487	7.50	9/1/32	25,907	27,417
Fannie Mae, Pool #254693	5.50	4/1/33	1,913,292	1,914,179
Fannie Mae, Pool #255313	5.50	8/1/34	277,274	277,239
Fannie Mae, Pool #303406	10.00	2/1/25	77,710	87,587
Fannie Mae, Pool #313033	10.00	7/1/17	7,794	8,789
Fannie Mae, Pool #313328	10.00	7/1/18	12,492	14,243
Fannie Mae, Pool #323354	6.00	11/1/28	70,467	71,799
Fannie Mae, Pool #357327	5.00	1/1/18	513,041	512,254
Fannie Mae, Pool #359461	10.50	12/1/17	8,217	9,228
Fannie Mae, Pool #378141	10.00	4/1/19	46,876	52,859
Fannie Mae, Pool #397120	10.00	5/1/21	83,030	94,424
Fannie Mae, Pool #399289	10.00	12/1/14	21,762	23,624
Fannie Mae, Pool #447140	7.50	11/1/29	1,193	1,264
Fannie Mae, Pool #50163	10.50	11/1/18	3,292	3,802
Fannie Mae, Pool #511096	7.50	8/1/29	1,709	1,810
Fannie Mae, Pool #514132	7.00	8/1/29	213,413	223,468
Fannie Mae, Pool #514574	7.50	1/1/30	114,171	120,921
Fannie Mae, Pool #534063	7.50	3/1/30	74,950	79,400
Fannie Mae, Pool #535332	8.50	4/1/30	102,712	111,678
Fannie Mae, Pool #535435	8.50	8/1/30	32,222	35,030
Fannie Mae, Pool #535488	8.50	9/1/30	131,764	143,248
Fannie Mae, Pool #535988	7.00	6/1/31	296,190	310,052
Fannie Mae, Pool #536282	8.50	7/1/30	11,422	12,417
Fannie Mae, Pool #54075	8.50	12/1/08	9,624	9,792
Fannie Mae, Pool #541903	7.50	6/1/30	22,866	24,203

Fannie Mae, Pool #545082	7.50	6/1/31	28,790	30,473
Fannie Mae, Pool #545139	7.00	8/1/31	672,071	703,484
Fannie Mae, Pool #545556	7.00	4/1/32	25,622	26,821
Fannie Mae, Pool #545762	6.50	7/1/32	111,872	115,269
Fannie Mae, Pool #546591	8.50	6/1/30	47,945	52,123
Fannie Mae, Pool #548190	7.50	10/1/30	36,011	38,116
Fannie Mae, Pool #549605	8.50	8/1/30	1,883	2,029
Fannie Mae, Pool #555034	6.00	9/1/17	49,119	50,518
Fannie Mae, Pool #555144	7.00	10/1/32	113,444	118,750
Fannie Mae, Pool #555494	5.50	5/1/18	15,777	16,015
Fannie Mae, Pool #555531	5.50	6/1/33	328,061	328,213
Fannie Mae, Pool #557160	8.50	12/1/30	33,594	36,522
Fannie Mae, Pool #559351	7.50	10/1/30	8,629	9,134
Fannie Mae, Pool #560534	7.00	11/1/30	5,765	6,034
Fannie Mae, Pool #561883	7.50	11/1/30	57,764	61,141
Fannie Mae, Pool #562906	7.50	3/1/31	43,861	46,420
Fannie Mae, Pool #573752	8.50	2/1/31	39,718	43,179
Fannie Mae, Pool #58253	10.00	10/1/16	4,768	5,031
Fannie Mae, Pool #588099	6.00	7/1/16	73,790	75,891
Fannie Mae, Pool #590944	7.00	8/1/31	78,433	82,104
Fannie Mae, Pool #606565	7.00	10/1/31	4,344	4,547
Fannie Mae, Pool #606964	7.00	10/1/31	113,031	118,321
Fannie Mae, Pool #610381	7.00	10/1/31	30,935	32,383
Fannie Mae, Pool #610995	5.50	11/1/16	135,802	137,883
Fannie Mae, Pool #615206	6.50	11/1/31	3,376	3,481
Fannie Mae, Pool #617271	5.50	1/1/17	445,733	452,562
Fannie Mae, Pool #621535	6.50	3/1/32	8,787	9,054
Fannie Mae, Pool #625030	6.50	1/1/32	162,834	167,866
Fannie Mae, Pool #653877	6.50	8/1/32	40,133	41,351
Fannie Mae, Pool #654790	6.50	8/1/32	449,181	462,348
Fannie Mae, Pool #666705	5.50	11/1/17	29,288	29,729
Fannie Mae, Pool #688729	5.50	3/1/18	692,814	703,131
Fannie Mae, Pool #725162	6.00	2/1/34	483,255	491,413
Fannie Mae, Pool #725206	5.50	2/1/34	3,199,433	3,200,916
Fannie Mae, Pool #725418	6.50	5/1/34	226,507	233,146
Fannie Mae, Pool #725424	5.50	4/1/34	455,450	455,393
Fannie Mae, Pool #727384	4.50	9/1/18	472,627	462,976
Fannie Mae, Pool #731076	5.50	7/1/18	85,733	87,010
Fannie Mae, Pool #735611	5.50	3/1/20	91,083	92,454
Fannie Mae, Pool #737287	5.00	6/1/18	54,432	54,326
Fannie Mae, Pool #740710	4.50	9/1/18	115,598	113,238
Fannie Mae, Pool #766662	6.50	3/1/34	327,405	337,002
Fannie Mae, Pool #782586	5.00	6/1/19	346,308	345,513
Fannie Mae, Pool #784200	5.00	6/1/19	58,789	58,654
Fannie Mae, Pool #819432	4.62	3/1/35	2,841,752	2,818,582
Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	357,221	371,884
Fannie Mae, Series 2003-16, Class BC	5.00	3/25/18	290,000	288,599
Fannie Mae, Series 2003-87, Class TJ	4.50	9/25/18	450,000	435,224
Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	973,596	985,626
Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	605,397	628,152
Fannie Mae, Series 2004-99, Class AO	5.50	1/25/34	976,260	986,658
Fannie Mae, Series 2005-57, Class EG	3.94	3/25/35	1,128,926	1,129,544
Fannie Mae, Series 2005-57, Class PA	5.50	5/25/27	2,229,398	2,253,542
Fannie Mae, Series 2005-58, Class EP	5.50	7/25/35	969,257	983,748
Fannie Mae, TBA	0.00	10/18/20	10,200,000	10,346,625
Fannie Mae, TBA	0.00	10/18/20	300,000	304,313
Fannie Mae, TBA	0.00	10/18/20	4,500,000	4,487,346
Fannie Mae, TBA	0.00	10/18/20	2,100,000	2,094,095
Fannie Mae, TBA	0.00	10/18/20	1,500,000	1,468,593
Fannie Mae, TBA	0.00	2/25/35	1,000,000	1,014,872
Fannie Mae, TBA	0.00	10/13/35	200,000	203,438
Fannie Mae, TBA	0.00	10/13/35	700,000	684,907

Fannie Mae, TBA	0.00	10/13/35	2,700,000	2,700,000
Fannie Mae, TBA	0.00	10/13/35	700,000	667,188
Fannie Mae, TBA	0.00	10/13/35	8,800,000	8,613,000
Fannie Mae, TBA	0.00	10/13/35	3,100,000	3,151,342
Freddie Mac	5.00	12/15/17	640,000	641,758
Freddie Mac	5.50	1/15/31	990,000	1,004,285
Freddie Mac	5.50	4/15/35	1,149,942	1,169,371
Freddie Mac, Gold Pool #170199	9.50	10/1/16	106,921	117,392
Freddie Mac, Gold Pool #183455	12.00	12/1/10	15,117	16,977
Freddie Mac, Gold Pool #360019	10.50	12/1/17	5,565	6,349
Freddie Mac, Gold Pool #555285	10.00	4/1/16	12,494	13,316
Freddie Mac, Gold Pool #A12118	5.00	8/1/33	899,231	882,168
Freddie Mac, Gold Pool #B13607	4.50	4/1/19	525,199	514,662
Freddie Mac, Gold Pool #C01104	8.00	12/1/30	12,217	13,033
Freddie Mac, Gold Pool #C01187	7.50	5/1/31	55,939	59,316
Freddie Mac, Gold Pool #C01372	7.50	5/1/32	64,897	68,803
Freddie Mac, Gold Pool #C01848	6.00	6/1/34	364,888	371,297
Freddie Mac, Gold Pool #C35806	7.50	2/1/30	281	298
Freddie Mac, Gold Pool #C41019	8.00	8/1/30	23,585	25,160
Freddie Mac, Gold Pool #C41473	7.50	8/1/30	33,750	35,788
Freddie Mac, Gold Pool #C41513	8.00	8/1/30	33,456	35,691
Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,511	5,879
Freddie Mac, Gold Pool #C42635	8.00	10/1/30	56,228	59,984
Freddie Mac, Gold Pool #C47558	7.50	2/1/31	8,611	9,131
Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6,151	6,522
Freddie Mac, Gold Pool #C50601	8.00	4/1/31	70,274	74,937
Freddie Mac, Gold Pool #C58121	7.50	9/1/31	44,971	47,681
Freddie Mac, Gold Pool #C59301	7.50	10/1/31	24,988	26,494
Freddie Mac, Gold Pool #C65032	7.50	2/1/32	7,300	7,740
Freddie Mac, Gold Pool #C67274	7.50	5/1/32	42,955	45,541
Freddie Mac, Gold Pool #C68001	7.00	6/1/32	87,145	91,061
Freddie Mac, Gold Pool #D11089	9.50	10/1/17	87,460	96,038
Freddie Mac, Gold Pool #E00627	5.50	2/1/14	286,112	290,716
Freddie Mac, Gold Pool #E01137	6.00	3/1/17	216,021	222,032
Freddie Mac, Gold Pool #E01653	4.50	6/1/19	665,205	651,858
Freddie Mac, Gold Pool #E84261	6.00	7/1/16	81,873	84,151
Freddie Mac, Gold Pool #E89400	6.00	4/1/17	20,277	20,841
Freddie Mac, Gold Pool #E90895	6.00	7/1/17	84,339	86,686
Freddie Mac, Gold Pool #E91323	6.00	9/1/17	189,722	195,001
Freddie Mac, Gold Pool #G01135	8.00	9/1/30	6,344	6,768
Freddie Mac, Gold Pool #G01311	7.00	9/1/31	7,214	7,539
Freddie Mac, Gold Pool #G01391	7.00	4/1/32	60,023	62,723
Freddie Mac, Gold Pool #G01912	5.00	9/1/35	1,800,000	1,762,088
Freddie Mac, Gold Pool #G11720	4.50	8/1/20	2,546,101	2,495,017
Freddie Mac, Gold Pool #G11742	5.00	7/1/20	291,117	290,458
Freddie Mac, Gold Pool #G11769	5.00	9/21/18	2,500,000	2,494,262
Freddie Mac, Gold Pool #G11777	5.00	9/1/20	3,000,000	2,993,114
Freddie Mac, Gold Pool #M80813	4.00	4/1/10	563,978	553,487
Government National Mortgage Association, Pool #112784	12.00	2/15/14	8,136	9,633
Government National Mortgage Association, Pool #1277	11.50	9/20/19	4,788	4,891
Government National Mortgage Association, Pool #129961	11.00	8/15/15	28,249	32,118
Government National Mortgage Association, Pool #151321	10.50	3/15/16	1,581	1,824
Government National Mortgage Association, Pool #156617	11.00	1/15/16	26,548	30,204
Government National Mortgage Association, Pool #217447	10.50	6/15/19	6,349	7,326
Government National Mortgage Association, Pool #252625	10.50	10/15/18	7,169	8,379

Government National Mortgage Association, Pool #278126	10.50	6/15/19	5,938	6,951
Government National Mortgage Association, Pool #278323	10.50	7/15/19	51,569	60,280
Government National Mortgage Association, Pool #36890	10.00	11/15/09	14,752	15,793
Government National Mortgage Association, Pool #38484	11.00	3/15/10	5,993	6,516
Government National Mortgage Association, Pool #41625	11.00	7/15/10	8,145	8,856
Government National Mortgage Association, Pool #42444	11.00	9/15/10	8,864	9,638
Government National Mortgage Association, Pool #42710	11.00	9/15/10	11,091	12,058
Government National Mortgage Association, Pool #43080	11.00	8/15/10	9,144	9,942
Government National Mortgage Association, Pool #43285	11.00	8/15/10	526	572
Government National Mortgage Association, Pool #45290	11.00	12/15/10	46,894	50,986
Government National Mortgage Association, Pool #488233	6.00	4/15/29	17,724	18,175
Government National Mortgage Association, Pool #497630	6.00	2/15/29	9,053	9,283
Government National Mortgage Association, Pool #545212	7.00	12/15/30	3,134	3,296
Government National Mortgage Association, Pool #569326	6.00	4/15/32	943,816	966,936
Government National Mortgage Association, Pool #58625	12.00	11/15/12	13,140	15,339
Government National Mortgage Association, Pool #604723	6.00	10/15/33	597,736	612,368
Government National Mortgage Association, Pool #604791	5.50	11/15/33	317,045	320,259
Government National Mortgage Association, Pool #607183	6.00	11/15/33	122,022	125,009
Government National Mortgage Association, Pool #637301	6.50	11/15/34	79,108	82,310
Government National Mortgage Association, Pool #70492	12.00	9/15/13	13,600	16,037
Government National Mortgage Association, Pool #71155	12.00	8/15/13	19,840	23,416
Government National Mortgage Association, Pool #780315	9.50	12/15/17	23,682	26,018
Government National Mortgage Association, Pool #780379	10.50	8/15/21	8,996	10,358
Government National Mortgage Association, Pool #780384	11.00	12/15/17	17,894	20,288
Government National Mortgage Association, Pool #780554	10.00	5/15/19	58,304	66,906
Government National Mortgage Association, Pool #780609	9.50	9/15/22	13,553	15,103
Government National Mortgage Association, Pool #780914	6.00	11/15/28	87,367	89,616
Government National Mortgage Association, Pool #781459	6.00	6/15/32	237,444	243,299
Government National Mortgage Association, Pool #781548	7.00	11/15/32	152,874	160,789
Government National Mortgage Association, Pool #781690	6.00	12/15/33	546,528	559,907

Government National Mortgage Association, Pool #80094	3.75	7/20/27	11,318	11,258
Government National Mortgage Association, Pool #80114	3.75	9/20/27	22,591	22,947
Government National Mortgage Association, Pool #80123	4.13	10/20/27	36,708	37,348
Government National Mortgage Association, Pool #80137	4.13	11/20/27	33,170	33,749
Government National Mortgage Association, Pool #80145	4.13	12/20/27	9,519	9,683
Government National Mortgage Association, Pool #80156	3.38	1/20/28	12,197	12,333
Government National Mortgage Association, Pool #80916	3.75	5/20/34	1,130,177	1,108,112
Government National Mortgage Association, Pool #8585	3.38	1/20/25	42,398	42,852
Government National Mortgage Association, Pool #8595	3.38	2/20/25	108,579	109,787
Government National Mortgage Association, Pool #8611	3.38	3/20/25	33,330	33,690
Government National Mortgage Association, Pool #8621	3.38	4/20/25	49,008	49,171
Government National Mortgage Association, Pool #8631	3.38	5/20/25	100,164	100,497
Government National Mortgage Association, Pool #8644	3.38	6/20/25	30,179	30,418
Government National Mortgage Association, Pool #8664	3.75	7/20/25	33,535	33,978

Total U.S. Government Agency Mortgages (cost $96,764,409)				96,148,330

Corporate Bonds - 29.89%
Allstate Financial Global Funding*	6.15	2/1/06	325,000	326,900
Anadarko Finance Co., Series B	7.50	5/1/31	60,000	73,785
Associates Corp. NA	6.25	11/1/08	170,000	177,848
Avalon Bay Communities, Inc.	7.50	12/15/10	175,000	194,894
Bae Systems Holdings, Inc.*	5.20	8/15/15	425,000	419,152
Bank of America Corp.	3.88	1/15/08	40,000	39,412
Bank of America Corp.	7.80	2/15/10	545,000	608,356
Bank of America Corp.	4.50	8/1/10	620,000	613,642
Bank of New York	3.80	2/1/08	275,000	270,207
Bank One	5.50	3/26/07	1,065,000	1,078,731
Bellsouth Corp.*	4.26	4/26/06	975,000	973,627
Belvoir Land, LLC*	5.27	12/15/47	200,000	191,832
Berkshire Hathaway Finance Corp.	3.40	7/2/07	260,000	254,654
Berkshire Hathaway Finance Corp.	3.38	10/15/08	325,000	313,737
Berkshire Hathaway Finance Corp.	4.13	1/15/10	385,000	377,014
Bristol-Myers Squibb	6.88	8/1/97	75,000	86,309
Carolina Power & Light	6.13	9/15/33	250,000	269,758
Citigroup, Inc.	3.50	2/1/08	365,000	356,233
Citigroup, Inc.	3.63	2/9/09	1,120,000	1,085,141
Citigroup, Inc.	4.25	7/29/09	785,000	773,968
Citigroup, Inc.	4.13	2/22/10	1,335,000	1,303,565
Citigroup, Inc.	4.63	8/3/10	70,000	69,557
Citigroup, Inc.	5.85	12/11/34	150,000	156,899
Comcast Cable Communications	6.38	1/30/06	258,000	259,689
Comcast Corp.	7.63	2/15/08	170,000	179,850
Comcast Corp.	7.05	3/15/33	275,000	306,061
Comcast Corp.	5.65	6/15/35	355,000	331,840
Consolidated Natural Gas, Series A	5.00	3/1/14	25,000	24,699

Consolidated Natural Gas, Series C	6.25	11/1/11	125,000	132,835
Daimler Chrysler - AG	7.45	3/1/27	140,000	152,339
Deutsche Bank AG-NY	3.84	3/15/07	475,000	472,289
Devon Financing Corp., ULC	7.88	9/30/31	205,000	258,153
Dominion Resources, Inc.	7.20	9/15/14	250,000	280,964
Dominion Resources, Inc., Series A	8.13	6/15/10	85,000	95,816
Enterprise Products Operations	4.00	10/15/07	125,000	122,500
Federal Home Loan Bank DN	0.00	10/3/05	34,200,000	34,200,000
Federated Department Stores	6.79	7/15/27	50,000	53,369
Florida Power and Light Co.	4.95	6/1/35	200,000	185,389
General Electric Capital Corp.	3.45	1/15/08	3,625,000	3,591,451
General Electric Capital Corp.	3.60	10/15/08	30,000	29,166
General Electric Capital Corp.	4.13	9/1/09	2,945,000	2,890,023
General Electric Captital Corp.	4.13	3/4/08	465,000	460,484
General Motors Acceptance Corp.	4.60	9/23/08	25,000	23,164
Halliburton Co.	7.60	8/15/96	125,000	150,213
HSBC Bank USA	3.88	9/15/09	215,000	208,834
HSBC Bank USA NA	3.87	6/7/07	2,125,000	2,104,638
HSBC Finance Corp.	4.75	5/15/09	200,000	199,445
Irwin Land LLC *	5.30	12/15/35	290,000	281,431
JP Morgan Chase & Co.	5.35	3/1/07	360,000	364,153
Lehman Brothers Holdings	7.88	8/15/10	210,000	237,737
Lennar Corp.*	5.13	10/1/10	250,000	247,521
Lennar Corp.*	5.60	5/31/15	20,000	19,593
Liberty Mutual Group*	6.50	3/15/35	290,000	268,954
Lockheed Martin Corp.	8.50	12/1/29	140,000	193,152
Lockheed Martin Corp.	7.20	5/1/36	170,000	208,715
Mash & Mclennan Cos., Inc.	5.75	9/15/15	185,000	183,150
Massachusetts Mutual Life*	7.63	11/15/23	108,000	133,650
May Department Stores Co.	7.88	3/1/30	35,000	41,722
May Department Stores Co.	6.70	7/15/34	75,000	78,542
May Department Stores Co.	8.13	8/15/35	125,000	140,938
Metlife, Inc.	5.70	6/15/35	275,000	273,373
Monumental Global Funding*	5.20	1/30/07	475,000	477,870
Morgan Stanley	3.88	1/15/09	250,000	243,694
National City Bank	3.38	10/15/07	390,000	383,360
National Westminster Bank	7.38	10/1/09	225,000	247,171
Nationwide Building Society*	3.50	7/31/07	525,000	514,844
Nationwide Building Society*	4.25	2/1/10	250,000	244,771
New Jersey Bell Telephone	7.85	11/15/29	40,000	46,695
News America Holdings, Inc.	8.45	8/1/34	55,000	69,025
News America, Inc.	7.28	6/30/28	25,000	27,717
News America, Inc.	7.63	11/30/28	110,000	126,461
News America, Inc.*	7.30	4/30/28	100,000	111,012
News America, Inc.*	6.20	12/15/34	345,000	345,521
Northrop Grumman Corp.	4.08	11/16/06	470,000	467,559
Northrop Grumman Corp.	7.13	2/15/11	75,000	82,886
Northrop Grumman Corp.	7.88	3/1/26	100,000	127,467
Pennsylvania Electric Co.	5.13	4/1/14	100,000	99,300
Petro-Canada	4.25	8/16/10	1,250,000	1,229,475
Petro-Canada	5.95	5/15/35	180,000	180,011
Phillips Petroleum Co.	7.00	3/30/29	60,000	72,237
Platinum Underwriters Financial*	7.50	6/1/17	250,000	249,385
Pricoa Global Funding I*	4.35	6/15/08	325,000	321,922
Protective Life Secured Trust, Series MTN	3.70	11/24/08	210,000	205,331
Pulte Homes, Inc.	6.38	5/15/33	100,000	95,385
Resolution Funding Corp., Zero Coupon	0.00	7/15/18	75,000	40,866
Resolution Funding Corp., Zero Coupon	0.00	10/15/18	75,000	40,333
Rouse Co.	5.38	11/26/13	350,000	333,230
SBC Communications, Inc.*	6.45	6/15/34	145,000	153,267
SBC Communications, Inc.*	6.15	9/15/34	20,000	20,467
SBC Communications, Inc.*	4.39	6/5/06	1,050,000	1,048,719

Scottish Power	5.38	3/15/15	245,000	247,105
Scottish Power PLC	4.91	3/15/10	275,000	274,840
SLM Corp.	5.63	4/10/07	275,000	279,235
Small Business Administration	4.52	2/10/13	547,019	544,772
Small Business Administration	4.50	2/10/14	735,827	732,467
Sprint Capital Corp.	6.88	11/15/28	60,000	66,281
Sprint Capital Corp.	8.75	3/15/32	300,000	402,278
Start*	3.00	1/21/09	885,633	885,358
Suntrust Bank	3.63	10/15/07	415,000	406,848
Suntrust Bank	4.00	10/15/08	160,000	156,842
Suntrust Bank	4.42	6/15/09	275,000	271,948
TCI Communications, Inc.	7.88	8/1/13	170,000	196,555
TCI Communications, Inc.	7.88	2/15/26	10,000	11,934
TIAA Global Markets*	5.00	3/1/07	375,000	376,375
TIAA Global Markets*	3.88	1/22/08	300,000	294,909
Time Warner, Inc.	7.57	2/1/24	115,000	131,285
Time Warner, Inc.	6.95	1/15/28	30,000	32,507
Time Warner, Inc.	6.63	5/15/29	300,000	313,802
Time Warner, Inc.	7.63	4/15/31	150,000	175,730
Time Warner, Inc.	7.70	5/1/32	170,000	201,267
Turner Broadcasting Co.	8.38	7/1/13	30,000	35,356
TXU Corp.*	6.50	11/15/24	300,000	281,034
US Bancorop, Series MTNN	3.95	8/23/07	55,000	54,418
US Bank NA	2.40	3/12/07	300,000	291,263
US Bank NA	4.40	8/15/08	950,000	944,892
USAA Capital Corp.*	4.00	12/10/07	240,000	237,104
Verizon Communications	6.94	4/15/28	50,000	54,658
Verizon Global Funding Corp.	5.85	9/15/35	125,000	122,931
Verizon Virginia, Inc.	4.63	3/15/13	425,000	406,823
Wachovia Bank NA	4.38	8/15/08	725,000	720,962
Wachovia Corp.	6.30	4/15/08	280,000	291,714
Wellpoint, Inc.*	5.95	12/15/34	245,000	255,427
Wells Fargo & Co.	4.63	8/9/10	750,000	746,262
Wells Fargo Co.	4.00	8/15/08	330,000	324,951
Wells Fargo Co.	4.20	1/15/10	480,000	470,549
World Savings Bank FSB	4.13	3/10/08	275,000	271,152

Total Corporate Bonds (cost $78,782,565)				78,518,878

U.S. Treasury Notes - 16.72%
U.S. Treasury Notes	3.13	1/31/07	8,210,000	8,100,323
U.S. Treasury Notes	3.75	3/31/07	8,920,000	8,862,858
U.S. Treasury Notes	3.63	4/30/07	11,335,000	11,239,355
U.S. Treasury Notes	3.50	5/31/07	2,155,000	2,131,683
U.S. Treasury Notes	3.63	6/30/07	2,180,000	2,159,222
U.S. Treasury Notes	3.88	7/31/07	5,500,000	5,470,784
U.S. Treasury Notes	4.00	9/30/07	1,825,000	1,818,870
U.S. Treasury Notes	4.13	8/15/08	1,090,000	1,088,382
U.S. Treasury Notes	3.88	9/15/10	2,440,000	2,405,496
U.S. Treasury Notes	4.25	8/15/15	650,000	645,938

Total U.S. Treasury Notes (cost $44,177,331)				43,922,911

Collateralized Mortgage Obligations - 12.81%
Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	625,000	649,810
Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,180,000	1,264,489
Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	556,948	555,479
Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	572,396	567,591
Bank of America Commercial Mortgage, Inc., Series 2005-1, Class A4	5.03	11/10/42	1,300,000	1,308,856

Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,500,000	1,541,609
Bear Stearns Commercial Mortgage Securities Corp., Series 2005-PWR7, Class A2	4.95	2/11/41	1,190,000	1,189,043
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	220,000	238,608
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	479,375	516,833
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2	6.03	9/15/30	1,240,275	1,269,026
Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1	6.00	12/25/34	1,091,202	1,104,950
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,160,000	1,142,993
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B	6.46	3/10/32	275,000	288,686
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2	6.18	5/15/33	235,000	244,977
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	350,000	372,925
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	929,507	993,822
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	860,000	944,062
General Motors Acceptance Corp. Commerical Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	960,000	1,055,229
GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.14	10/18/30	1,501,049	1,549,154
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	985,000	986,798
GSR Mortgage Loan Trust, Series 2004-9, Class 4A1	4.07	8/25/34	2,055,942	2,006,035
Homebanc Mortgage Trust, Series 2005-4, Class A1	4.10	10/25/35	1,256,451	1,256,451
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	270,000	287,133
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM	4.78	7/15/42	1,280,000	1,252,011
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,080,000	1,061,456
JP Morgan Commerical Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	785,000	854,397
Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	274	65
LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	710,000	780,598
LB - UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,150,000	1,242,888
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	875,000	906,394

Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	542,889	534,071
Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	229,162	237,924
Nationslink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	1,399,055	1,453,633
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1	4.10	10/25/35	1,640,140	1,640,140
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	875,000	876,186
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7	5.12	7/15/42	1,450,000	1,459,607

Total Collateralized Mortgage Obligations (cost $34,345,018)				33,633,929

Asset Backed Securities - 9.45%
Capital Auto Receivables Asset Trust, Series 2005-1, Class A4	4.05	7/15/09	1,825,000	1,810,813
Chase Issuance Trust, Series 2004-A9, Class A9	3.22	6/15/10	1,475,000	1,438,348
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	2.90	5/17/10	1,025,000	983,148
Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1	2.55	1/20/09	1,800,000	1,755,655
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	3.20	8/24/09	1,825,000	1,780,956
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4	3.92	6/25/35	1,176,466	1,180,262
Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A1	3.95	2/25/29	2,000,000	2,000,000
Ford Credit Auto Owner Trust, Series 2004-A, Class A3	2.93	3/15/08	2,150,000	2,123,868
Ford Credit Auto Owner Trust, Series 2005-A, Class A3	3.48	11/15/08	1,975,000	1,952,137
Ford Credit Auto Owner Trust, Series 2005-B, Class A3	4.17	1/15/09	1,800,000	1,790,492
Ford Credit Auto Owner Trust, Series 2005-C, Class A3	4.30	8/15/09	1,975,000	1,974,961
MBNA Credit Card Master Note Trust, Series 2004-A4, Class A4	2.70	9/15/09	1,450,000	1,411,043
MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	460,000	479,751
SLM Student Loan Trust, Series 2003-4, Class A3	3.51	12/15/15	2,225,000	2,227,568
SLM Student Loan Trust, Series 2005-6, Class A58	3.65	7/27/26	1,900,000	1,900,207

Total Asset Backed Securities (cost $24,996,991)				24,809,209

U.S. Treasury Bonds - 4.71%
U.S. Treasury Bonds	10.38	11/15/12	1,470,000	1,652,717
U.S. Treasury Bonds	8.13	8/15/19	1,800,000	2,457,491
U.S. Treasury Bonds	6.25	8/15/23	3,665,000	4,382,393
U.S. Treasury Bonds	6.00	2/15/26	500,000	589,688
U.S. Treasury Bonds	6.13	11/15/27	1,960,000	2,364,940
U.S. Treasury Bonds	5.38	2/15/31	835,000	935,461

Total U.S. Treasury Bonds (cost $12,315,368)				12,382,690

Foreign Bonds - 3.93%
Aid-Israel	5.50	4/26/24	875,000	935,273
Aid-Israel	5.50	9/18/33	380,000	409,094

Bank of Scotland Treasury Services*	3.50	11/30/07	460,000	449,749
Barclays Bank PLC*	6.28	12/15/49	10,000	9,850
Bundersrepublic	4.75	7/4/34	275,000	398,232
Canadian National Railways	6.25	8/1/34	50,000	55,394
Deutsche Telekom International Finance	8.75	6/15/30	145,000	187,198
Deutschland (Bundersrepublic)	4.00	1/4/37	1,350,000	1,745,825
Eksportsfinans	3.38	1/15/08	995,000	972,467
Encana Corp.	6.50	8/15/34	375,000	420,721
France Telecom	8.50	3/1/31	40,000	53,606
Gazstream SA*	5.63	7/22/13	300,000	301,500
HBOS Treasury Services PLC *	3.60	8/15/07	210,000	206,294
Japan Finance Corp.	4.63	4/21/15	600,000	596,194
L-Bank BW Foerderbank	4.25	9/15/10	1,000,000	988,389
Sumitomo Mitsui Banking *	5.63	10/15/15	250,000	248,798
Suncor Energy, Inc., Yankee	5.95	12/1/34	5,000	5,341
Teck Cominco, Ltd.	6.13	10/1/35	175,000	171,610
Telecom Italia Capital*	4.95	9/30/14	80,000	77,419
Telecom Italia Capital*	6.00	9/30/34	275,000	269,485
Telefonica Europe BV	7.75	9/15/10	150,000	169,097
Union Pacific Corp.	6.25	5/1/34	125,000	135,566
United Mexican States	8.13	12/30/19	150,000	181,875
United Mexican States	8.00	9/24/22	505,000	613,575
Vodafone Group PLC	7.75	2/15/10	290,000	323,472
Vodafone Group PLC	5.00	9/15/15	325,000	322,529
XL Capital, Ltd.	6.38	11/15/24	65,000	66,478

Total Foreign Bonds (cost $10,028,680)				10,315,031

Short-term Investments - 0.13%
Eurodollar Time Deposit (cost $340,699)	1.00	10/3/05	340,699	340,699

Municipal Bonds - 0.06%
Ohana Military Communities LLC, Housing Revenue, Series A, Class I* (cost $150,000)	6.19	4/1/49	150,000	163,658

Total Investments (Cost $301,901,061) (a) - 114.31%				300,235,335
Liabilities in excess of other assets - (14.31)%				(37,575,945)

NET ASSETS - 100.00%				$262,659,390

Percentages indicated are based on net assets of $262,659,390.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $28,489. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,174,368
Unrealized depreciation	(2,868,583)

Net unrealized depreciation	$(1,694,215)

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

IO – Interest Only

PO – Principal Only

TBA – Security in subject to delayed delivery

See accompanying notes to the Schedule of Investments.

Futures

Number of Contracts	Futures Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
16	U.S. Treasury 10 Year Note	$1,758,750	December-05	$(28,801)
131	U.S. Treasury Long Bond	$14,987,219	December-05	$(277,096)

	Total Unrealized (Loss)			$(305,897)

Number of Contracts	Futures Contracts Short	Market Value	Expiration Date	Unrealized Gain/(Loss)

(127)	U.S. Treasury 5 Year Note	$(13,571,141)	December-05	$127,585
(58)	Euro Dollar Future	$(7,945,683)	December-05	$266,653

	Total Unrealized Gain			$394,238

	Net Unrealized (Loss)			$88,341

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on 6/30/2005	Unrealized Gain/(Loss)
	Currencies Sold
1,805,400	Euro	7/19/2005	10/20/2005	$2,171,684	$15,715

	Total Currencies Sold				$15,715

	Currencies Purchased
148,363	Euro	8/25/2005	10/20/2005	$178,463	$(4,063)

	Total Currencies Purchased				$(4,063)

	Net Unrealized Gain				$11,652

THE HIRTLE CALLAGHAN TRUST

Fixed Opportunity Bond Portfolio

Portfolio of Investments - September 30, 2005 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds - 94.82%
Adelphia Communications Corp. (b)	0.00%	3/1/05	$1,065,000	$1,152,863
Adelphia Communications Corp. (b)	0.00	1/15/07	1,015,000	1,083,513
Adelphia Communications Corp. (b)	0.00	10/1/07	1,925,000	2,021,250
Adelphia Communications Corp. (b)	0.00	12/15/07	2,500,000	2,675,000
Adelphia Communications Corp. (b)	0.00	6/15/11	2,150,000	1,634,000
Allbritton Communication	7.75	12/15/12	694,000	688,795
American Tower Corp.	7.25	12/1/11	1,750,000	1,859,375
American Tower Corp.	7.13	10/15/12	2,000,000	2,100,000
Arch Western Finance	6.75	7/1/13	1,800,000	1,836,000
Bio-Rad Laboratories, Inc.	6.13	12/15/14	1,200,000	1,164,000
Boise Cascade LLC*	7.13	10/15/14	2,350,000	2,226,625
Buckeye Technologies, Inc.	8.00	10/15/10	2,500,000	2,375,000
Buckeye Technologies, Inc.	8.50	10/1/13	1,000,000	1,015,000
Burns Philip Capital Property, Ltd.	9.75	7/15/12	565,000	632,800
Cascades, Inc.	7.25	2/15/13	1,400,000	1,361,500
CBD Media/CBD Finance	8.63	6/1/11	2,125,000	2,194,063
Chesapeake Energy Corp.*	6.38	6/15/15	2,000,000	2,010,000
Church & Dwight Co., Inc.	6.00	12/15/12	2,500,000	2,437,500
CMS Energy Corp.	7.75	8/1/10	1,250,000	1,343,750
Comcast Cable Communications	10.63	7/15/12	1,225,000	1,559,429
Community Health Systems	6.50	12/15/12	2,850,000	2,857,125
CSC Holdings, Inc.	8.13	8/15/09	600,000	604,500
CSC Holdings, Inc.	7.88	2/15/18	604,000	576,820
CSC Holdings, Inc.	7.63	7/15/18	699,000	653,565
CSC Holdings, Inc.*	6.75	4/15/12	2,000,000	1,890,000
Denbury Resources, Inc.	7.50	4/1/13	1,132,000	1,188,600
Dex Media Finance/West	8.50	8/15/10	2,039,000	2,156,243
Dole Foods Co.	8.63	5/1/09	321,000	335,445
Dole Foods Co.	7.25	6/15/10	1,700,000	1,691,500
Dole Foods Co.	8.88	3/15/11	671,000	696,163
Dole Foods Co.	8.75	7/15/13	800,000	856,000
Echostar DBS Corp.	5.75	10/1/08	1,000,000	986,250
Echostar DBS Corp.	6.38	10/1/11	1,825,000	1,809,031
Encompass Services Corp. (b)	0.00	5/1/09	560,000	616
Encore Aquistion Co.	6.25	4/15/14	1,390,000	1,383,050
Entercom Radio/Capital	7.63	3/1/14	1,290,000	1,331,925
Extendicare Health Services	6.88	5/1/14	1,250,000	1,231,250
Fisher Scientific International, Inc.	6.75	8/15/14	1,850,000	1,937,875
Glencore Nickel (b)(d)	0.00	12/1/14	485,000	0
Gray Television, Inc.	9.25	12/15/11	425,000	460,063
HCA, Inc.	7.50	12/15/23	1,426,000	1,416,128
Houston Exploration Co.	7.00	6/15/13	750,000	765,000
Intertape Polymer US, Inc.	8.50	8/1/14	4,100,000	4,037,523
Jefferson Smurfit Corp.	8.25	10/1/12	2,050,000	1,927,000
Jefferson Smurfit Corp.	7.50	6/1/13	575,000	517,500
KCS Energy, Inc.	7.13	4/1/12	2,725,000	2,793,125
Key Energy Services, Inc.	6.38	5/1/13	1,000,000	995,000
L-3 Communications Corp.	6.13	7/15/13	2,105,000	2,105,000
L-3 Communications Corp.	5.88	1/15/15	2,000,000	1,935,000
Moog, Inc.	6.25	1/15/15	1,500,000	1,507,500
Morris Publishing Group	7.00	8/1/13	1,500,000	1,485,000
Nalco Co.	7.75	11/15/11	2,695,000	2,755,638
Nalco Co.	8.88	11/15/13	1,897,000	1,946,796
NTL Cable PLC	8.75	4/15/14	3,000,000	3,097,499

Ommicare, Inc.	8.13	3/15/11	1,400,000	1,463,000
Ommicare, Inc.	6.13	6/1/13	1,750,000	1,715,000
Owens-Brockway Glass Container, Inc.	8.25	5/15/13	1,205,000	1,253,200
Owens-Illinois, Inc.	7.35	5/15/08	1,095,000	1,116,900
Pogo Producing Co.	6.88	10/1/17	2,400,000	2,433,000
Range Resources Corp.	7.38	7/15/13	3,625,000	3,842,499
Republic Technologies International (b) (d)	0.00	7/15/09	685,000	0
RH Donnelley Corp.	6.88	1/15/13	1,775,000	1,681,813
Rhythms NetConnections, Inc., Series B (b) (d)	0.00	2/15/10	1,067,991	0
Rhythms NetConnections, Inc., Series B,	0.00	5/15/08	1,787,080	0
SUB (b) (d)
Salem Communications	7.75	12/15/10	1,025,000	1,067,281
Select Medical Corp.	7.63	2/1/15	3,400,000	3,255,499
Sinclair Broadcasting Group, Inc.	8.00	3/15/12	1,597,000	1,634,929
Smithfield Foods, Inc.	7.75	5/15/13	1,285,000	1,349,250
Southern Star Central Corp.	8.50	8/1/10	1,700,000	1,823,250
Stone Container Corp.	8.38	7/1/12	1,055,000	1,002,250
Susquehanna Media Co.	7.38	4/15/13	600,000	626,250
Sybron Dental Specialties, Inc.	8.13	6/15/12	825,000	882,750
TD Funding Corp.	8.38	7/15/11	1,900,000	1,999,750
Tenet Healthcare Corp.	6.88	11/15/31	5,840,000	4,847,199
Texas Genco LLC*	6.88	12/15/14	3,000,000	3,052,500
Triad Hospitals, Inc.	7.00	5/15/12	1,800,000	1,849,500
Videotron Ltee	6.88	1/15/14	2,675,000	2,745,219
VWR International, Inc.	6.88	4/15/12	500,000	493,750
VWR International, Inc.	8.00	4/15/14	1,150,000	1,119,813
XO Communications, Inc. (b)	0.00	2/1/09	7,871	8

Total Corporate Bonds (Cost $125,308,363)				124,554,803

Foreign Bond - 0.00%
Murrin Murrin Holdings, Ltd. (b) (d)	0.00	8/31/07	1,955,000	2

Total Foreign Bond (Cost $0)				2

			Shares	Value
Common/Preferred Stocks - 3.29%
Fiber Optics - 0.00%
Viatel Holding (Bermuda), Ltd. (c)			672	$2
Media - 0.00%
Paxson Communications Corp. (c) (d)			310,702	0
Paxson Communications Corp. (c) (d)			285,971	0
Telecommunications - 3.29%
Dobson Communications Corp.			8	11,200
Telewest Global, Inc. (c)			187,559	4,304,479

				4,315,679

Total Common/Preferred Stocks (Cost $1,645,861)				4,315,681

Time Deposit - 0.11%
Bank holding companies - 0.11%
Eurodollar Time Deposit, 1.00%, 10/3/05			143,116	143,116

Total Time Deposit (Cost $143,116)				143,116

Warrants - 0.02%
Media - 0.02%
XM Satellite Radio, Inc., Strike Price $45.24, 3/15/10 (c)			470	29,422

Total Warrants (Cost $70,500)				29,422

Total Investments (Cost $127,167,840) (a) - 98.24%				129,043,024
Other assets in excess of liabilities - 1.76%				2,308,566

Net Assets - 100.00%				$131,351,590

Percentages indicated are based on net assets of $131,351,590.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $79,124. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,586,594
Unrealized depreciation	(3,790,533)

Net unrealized appreciation	$1,796,061

(b)	Issuer has defaulted on the payment of interest.

(c)	Represents non-income producing securities.

(d)	Escrow Security

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

Notes to Schedules of Investments — September 30, 2005

1. DESCRIPTION. The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers eight separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), and The Fixed Income Opportunity Portfolio (“Fixed Income Opportunity Portfolio”).

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the business day that such value is being determined. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale.

B. Securities Transactions and Investment Income. For financial reporting purposes, portfolio security transactions are reported on trade date. However, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when notified. Interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)*	/s/ DONALD E. CALLAGHAN
Name:	Donald E. Callaghan
Title:	Principal Executive Officer
Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ROBERT J. ZION
Name:	Robert J. Zion
Title:	Principal Financial Officer
Date:	November 29, 2005

*	Print the name and title of each signing officer under his or her signature.